UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05485
Atlas Funds
(Exact name of registrant as specified in charter)
794 Davis Street, San Leandro, California	94577-6900
(Address of principal executive offices)	(Zip code)
W. Lawrence Key, President, Atlas Funds, 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(510) 297-7444
Date of fiscal year end:	12/31/2007
Date of reporting period:	03/31/2007

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2007 is filed herewith.

Atlas Dual Focus Fund                                                                                                                                  March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 98.91%

	shares or face amount	market value (note 1)
Aerospace & Defense — 5.36%
General Dynamics Corp.	8,300	$634,120
Northrop Grumman Corp.	8,000	593,760
Raytheon Co.	16,400	860,344
Rockwell Collins, Inc.	4,600	307,878
United Technologies Corp.	11,000	715,000
Apparel — .28%
Limited Brands, Inc.	6,200	161,572
Banks — 6.03%
Bank of America Corp.	28,900	1,474,478
Bank of Montreal	10,200	615,976
Bank of New York Co., Inc. (The)	2,500	101,375
National Bank of Canada	10,000	541,187
SunTrust Banks, Inc.	3,300	274,032
U.S. Bancorp	14,200	496,574
Beverages — 1.62%
Coca-Cola Co. (The)	5,600	268,800
Diageo PLC	33,100	670,573
Broadcasting & Cable TV — .86%
CBS Corp. - Class B	16,400	501,676
Chemicals — 1.23%
Dow Chemical Co. (The)	3,900	178,854
Olin Corp.	7,000	118,580
Rohm & Haas Co.	8,000	413,760
Coal — 1.50%
Peabody Energy Corp.	21,600	869,184
Computers — 1.48%
Hewlett-Packard Co.	12,500	501,750
International Business Machines Corp.	3,800	358,188
Consumer Finance — .31%
American Express Co.	3,200	180,480
Cosmetics & Personal Care — 1.33%
Avon Products, Inc.	10,300	383,778
Kimberly-Clark Corp.	5,700	390,393
Diversified Chemicals — 1.85%
Air Products & Chemicals, Inc.	4,100	302,949
E.I. du Pont de Nemours & Co.	11,500	568,445
Lyondell Chemical Co.	6,800	203,796

1

Diversified Financial Services — 6.57%
Ameriprise Financial, Inc.	600	$34,284
Citigroup, Inc.	29,000	1,488,860
Freddie Mac	1,400	83,286
JPMorgan Chase & Co.	21,800	1,054,684
Morgan Stanley	5,400	425,304
Wells Fargo & Co.	21,200	729,916
Electric Utilities — 10.33%
American Electric Power Co., Inc.	4,900	238,875
Consolidated Edison, Inc.	2,300	117,438
Constellation Energy Group, Inc.	2,600	226,070
Dominion Resources, Inc.	5,700	505,989
DTE Energy Co.	4,600	220,340
Duke Energy Corp.	17,200	348,988
Exelon Corp.	5,700	391,647
FirstEnergy Corp.	5,400	357,696
FPL Group, Inc.	6,100	373,137
ITC Holdings Corp.	5,700	246,753
Northeast Utilities	8,500	278,545
PG&E Corp.	4,600	222,042
Pinnacle West Capital Corp.	3,800	183,350
PPL Corp.	13,600	556,240
Public Service Enterprise Group, Inc.	2,700	224,208
Sempra Energy	4,500	274,545
Southern Co.	8,500	311,525
TXU Corp.	11,000	705,100
Wisconsin Energy Corp.	4,400	213,488
Electrical Components & Equipment — .45%
Rockwell Automation, Inc.	4,400	263,428
Environmental Services — .31%
Synagro Technologies, Inc.	31,900	181,830
Food Distributors — 1.12%
General Mills, Inc.	3,300	192,126
Reddy Ice Holdings, Inc.	1,800	54,324
Unilever NV	13,900	406,158
Forest Products & Paper — 2.87%
International Paper Co.	7,900	287,560
Meadwestvaco Corp.	8,300	255,972
Temple-Inland, Inc.	10,200	609,348
Weyerhaeuser Co.	6,900	515,706
Gas — 1.12%
AGL Resources, Inc.	6,200	264,864
KeySpan Corp.	3,800	156,370
Praxair, Inc.	3,600	226,656

2

Health Care-Products — .45%
Johnson & Johnson	4,300	$259,118
Household Appliances — .87%
Electrolux AB - Class B	19,900	504,425
Household Products — 1.21%
Procter & Gamble Co. (The)	11,100	701,076
Household Products & Wares — 1.28%
Clorox Co.	7,300	464,937
Newell Rubbermaid, Inc.	8,900	276,701
Industrial Conglomerates — .76%
3M Co.	5,800	443,294
Insurance — 1.60%
Lincoln National Corp.	8,500	576,215
Marsh & McLennan Cos., Inc.	4,900	143,521
XL Capital Ltd. - Class A	3,000	209,880
Integrated Oil & Gas — 9.49%
BP PLC, ADR	9,000	582,750
Chevron Corp.	15,400	1,138,984
Exxon Mobil Corp.	23,600	1,780,620
Murphy Oil Corp.	9,400	501,960
Occidental Petroleum Corp.	8,000	394,480
TotalFinaElf SA, Sponsored ADR	15,900	1,109,502
Integrated Telecommunication Services — 1.51%
Verizon Communications, Inc.	23,100	875,952
Iron & Steel — 9.32%
Alcan, Inc.	6,100	318,420
Alumina Ltd.	61,600	364,334
Aluminum Corp. of China, ADR	14,200	369,058
Barrick Gold Corp.	8,500	242,521
BHP Billiton Ltd.	44,500	1,076,188
Bluescope Steel Ltd.	104,100	884,387
Cameco Corp.	24,500	1,003,768
Newmont Mining Corp.	1,300	54,587
Rio Tinto Ltd.	13,400	854,453
Southern Copper Corp.	3,400	243,644
Machinery-Construction & Mining — .98%
Caterpillar, Inc.	8,500	569,755
Machinery-Diversified — 1.33%
Deere & Co.	7,100	771,344
Miscellaneous-Manufacturing — 2.09%
General Electric Co.	34,300	1,212,848

3

Oil & Gas — 4.02%
ConocoPhillips	12,200	$833,870
CONSOL Energy, Inc.	17,000	665,210
Marathon Oil Corp.	6,900	681,927
National Fuel Gas Co.	3,600	155,736
Oil & Gas Drilling — .47%
GlobalSantaFe Corp.	4,400	271,392
Oil & Gas Equipment & Services — 1.82%
Halliburton Co.	17,400	552,276
Schlumberger Ltd.	7,300	504,430
Oil & Gas Services — .39%
Spectra Energy Corp.	8,550	224,608
Packaged Foods — .36%
Heinz (H.J) Co.	4,400	207,328
Pharmaceuticals — 3.11%
Abbott Laboratories	5,300	295,740
Bristol-Myers Squibb Co.	9,100	252,616
Merck & Co., Inc.	6,100	269,437
Pfizer, Inc.	19,400	490,044
Wyeth	9,900	495,297
Pipelines — 1.05%
Equitable Resources, Inc.	12,600	608,832
Property & Casualty Insurance — 1.92%
Chubb Corp. (The)	5,500	284,185
Travelers Companies, Inc. (The)	16,000	828,320
Publishing & Printing — 1.10%
McGraw-Hill Cos., Inc. (The)	7,300	459,024
R.R. Donnelley & Sons Co.	4,900	179,291
Real Estate Investment Trusts — 1.49%
Kimco Realty Corp. REIT	5,900	287,566
Simon Property Group, Inc. REIT	2,400	267,000
Taubman Centers, Inc. REIT	5,400	313,146
Restaurants — .52%
Tim Hortons, Inc.	9,900	301,158
Retail — .44%
Federated Department Stores, Inc.	3,000	135,150
Wal-Mart Stores, Inc.	2,600	122,070
Software — .48%
Microsoft Corp.	9,900	275,913
Telecommunication Services — 3.44%
AT&T, Inc.	45,260	1,784,602
Manitoba Telecom Services, Inc.	5,300	213,928

4

Telecommunications — 1.11%
Alltel Corp.	3,900	$241,800
Teck Cominco Ltd. - Class B	2,500	174,296
Telus Corp.	4,600	229,582
Transportation — .22%
Eagle Bulk Shipping, Inc.	6,600	127,974
Wireless Telecommunication Services — 1.46%
BCE, Inc.	12,900	364,812
Vodafone Group PLC, Sponsored ADR	7,100	190,706
Windstream Corp.	19,900	292,331
Total Common Stocks (cost: $51,065,684)		$57,424,473

Short-Term Investments — 1.00%

	face amount	market value (note 1)
Triparty Repurchase Agreement dated March 30, 2007 with Investors Bank & Trust Co., effective yield of 3.35%, due April 2, 2007, collateralized by U.S. Treasury Notes, Zero Coupon, August 23, 2007 with a value of $589,903	$578,336	$578,336
Total Short-Term Investments (cost: $578,336)		$578,336
Total Securities (cost: $51,644,020) — 99.91%		$58,002,809
Other Assets and Liabilities, Net — .09%		$52,520
Net Assets — 100.00%		$58,055,329

The accompanying notes are an integral part of these statements of investments.

5

Atlas Emerging Growth Fund                                                                                                                      March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 97.77%

	shares or	market value
	face amount	(note 1)
Advertising — 1.49%
Inventiv Health, Inc. (b)	31,300	$1,198,477
R.H. Donnelley Corp.	1,060	75,143
Aerospace & Defense — 1.25%
Armor Holdings, Inc.	14,360	966,859
Precision Castparts Corp.	980	101,969
Air Freight & Couriers — .92%
AAR Corp. (b)	28,570	787,389
Airlines — 1.21%
Alaska Air Group, Inc. (b)	25,960	989,076
US Airways Group, Inc. (b)	910	41,387
Auto Parts & Equipment — 1.10%
Autoliv, Inc.	720	41,119
Goodyear Tire & Rubber Co. (The) (b)	1,900	59,261
Harsco Corp.	1,010	45,309
Tenneco, Inc. (b)	31,020	789,769
Banks — 2.71%
First Midwest Bancorp, Inc.	21,120	776,160
Greater Bay Bancorp	26,440	710,972
SVB Financial Group (b)	17,040	827,974
Beverages — .07%
Molson Coors Brewing Co. — Class B	650	61,503
Biotechnology — .48%
BioMarin Pharmaceutical, Inc. (b)	23,760	410,098
Commercial Services — 5.84%
Alliance Data Systems Corp. (b)	920	56,690
Arbitron, Inc.	17,830	837,118
Brink’s Co. (The)	1,330	84,388
Foundry Networks, Inc. (b)	60,440	820,171
FTI Consulting, Inc. (b)	32,520	1,092,347
Itron, Inc. (b)	17,710	1,151,858
Live Nation, Inc.	42,670	941,300
Computers — .61%
Agilysys, Inc.	23,100	519,057
Consumer Electronics — 2.50%
ATMI, Inc. (b)	15,970	488,203
ON Semiconductor Corp. (b)	184,350	1,644,402
Consumer Finance — .38%
Career Education Corp.	1,430	43,615
Ishares Russell Midcap Index	2,060	214,240

1

Lazard Ltd. - Class A	1,350	$67,743
Cosmetics & Personal Care — .05%
Sally Beauty Holdings, Inc. (b)	4,460	40,987
Data Processing — .09%
Fidelity National Information Services, Inc.	1,716	78,009
Department Stores — .07%
Saks, Inc.	2,950	61,478
Distribution & Wholesale — 1.42%
Owens & Minor, Inc.	31,890	1,171,320
WESCO International, Inc. (b)	630	39,551
Diversified Chemicals — 1.62%
Celanese Corp. - Class A	2,100	64,764
Compass Minerals International, Inc.	29,270	977,618
Tronox, Inc. - Class A	23,650	340,560
Diversified Financial Services — 4.44%
A.G. Edwards, Inc.	840	58,111
GFI Group, Inc. (b)	19,630	1,334,251
IntercontinentalExchange, Inc.	660	80,659
International Securities Exchange, Inc.	14,340	699,792
Investment Technology Group, Inc. (b)	18,110	709,912
People’s Bank	1,560	69,264
Waddell & Reed Financial, Inc. - Class A	35,990	839,287
Drug Retail — 1.38%
Longs Drug Stores Corp.	22,890	1,182,040
Electric Utilities — 2.15%
Allegheny Energy, Inc. (b)	1,340	65,848
El Paso Electric Co. (b)	27,220	717,247
Unisource Energy Corp.	28,030	1,052,527
Electrical Components & Equipment — 1.30%
Amphenol Corp. - Class A	770	49,719
Lincoln Electric Holdings, Inc.	930	55,391
ONEOK, Inc.	1,450	65,250
OSI Systems, Inc.	35,360	934,918
Energy-Alternate Sources — .62%
Covanta Holding Corp. (b)	3,610	80,070
FuelCell Energy, Inc. (b)	56,790	446,369
Engineering & Construction — 1.49%
Washington Group International, Inc. (b)	19,200	1,275,264
Environmental Services — .79%
Clean Harbors, Inc. (b)	15,000	678,300
Food — .86%
Hormel Foods Corp.	1,480	55,041
Ralcorp Holdings, Inc. (b)	10,500	675,150
Health Care-Products — .59%
PolyMedica Corp.	11,840	501,187

2

Health Care-Services — 1.59%
Emdeon Corp. (b)	2,830	$42,818
IMS Health, Inc.	1,800	53,388
Pediatrix Medical Group, Inc. (b)	680	38,801
Psychiatric Solutions, Inc. (b)	28,930	1,166,168
Wellcare Health Plans, Inc. (b)	680	57,970
Health Care Distributors & Services — .89%
Techne Corp. (b)	13,250	756,575
Health Care Supplies — .65%
Sirona Dental Systems, Inc.	16,060	553,428
Household Products & Wares — 1.11%
Church & Dwight Co., Inc.	1,270	63,945
Jarden Corp. (b)	22,960	879,368
Insurance — 3.54%
Assurant, Inc.	790	42,368
Delphi Financial Group, Inc. - Class A (b)	25,440	1,023,451
Hanover Insurance Group, Inc.	1,220	56,266
IPC Holdings Ltd.	34,140	984,939
ProAssurance Corp. (b)	17,900	915,585
Integrated Telecommunication Services — .66%
NeuStar, Inc. - Class A (b)	19,710	560,552
Internet — 1.19%
Cogent Communications Group	26,620	629,031
SonicWALL, Inc. (b)	46,350	387,486
Investment Companies — .42%
Harris & Harris Group, Inc. (o)	27,870	360,080
Iron & Steel — 1.15%
Cleveland-Cliffs, Inc.	15,370	983,834
Leisure Time — .86%
WMS Industries, Inc. (b)	18,690	733,396
Life & Health Insurance — .75%
Arch Capital Group Ltd. (b)	840	57,296
Tower Group, Inc.	18,160	585,115
Lodging — 1.42%
Pinnacle Entertainment, Inc. (b)	17,820	518,027
Vail Resorts, Inc. (b)	12,800	695,424
Machinery-Diversified — .06%
Chicago Bridge & Iron Co. N.V.	1,720	52,890
Managed Health Care — .05%
Health Net, Inc. (b)	780	41,972
Media — 2.57%
Arris Group, Inc. (b)	74,010	1,042,061
Lions Gate Entertainment Corp. (b)	100,950	1,152,849

3

Medical Supplies — .80%
Haemonetics Corp. (b)	14,660	$685,355
Metal Fabrication & Hardware — .49%
Haynes International, Inc.	5,760	420,077
Metals — .83%
Kaiser Aluminum Corp. (b)	8,240	642,720
Titanium Metals Corp.	1,730	62,072
Mining — 1.92%
Pan American Silver Corp.	28,650	847,754
Randgold Resources Ltd., ADR (b)	33,100	791,421
Miscellaneous-Manufacturing — 2.64%
Carlisle Cos., Inc.	1,320	56,668
Corrections Corp. of America (b)	1,185	62,580
FEI Company	15,890	572,993
Kaydon Corp.	18,770	798,851
Roper Industries, Inc.	1,220	66,954
Smith & Wesson Holding Corp.	53,390	698,875
Oil & Gas — 1.00%
Atwood Oceanics, Inc. (b)	11,730	688,434
FMC Technologies, Inc. (b)	780	54,413
National Fuel Gas Co.	1,320	57,103
Range Resources Corp.	1,730	57,782
Oil & Gas Drilling — 1.46%
Goodrich Petroleum Corp.	17,830	599,623
Parallel Petroleum Corp.	28,100	644,895
Oil & Gas Exploration & Production — 1.13%
Cameron International Corp. (b)	920	57,767
Petroleum Development Corp.	16,860	903,190
Oil & Gas Services — .93%
Acergy SA, Sponsored ADR (b)	2,640	56,206
MDU Resources Group, Inc.	1,845	53,025
Oil States International, Inc. (b)	21,250	681,913
Packaged Foods — .90%
Glatfeleter	51,410	766,523
Packaging & Containers — .07%
Sonoco Products Co.	1,480	55,618
Pharmaceuticals — .77%
Alpharma, Inc. - Class A	21,980	529,278
Barr Pharmaceuticals, Inc. (b)	580	26,883
Henry Schein, Inc. (b)	810	44,696
Sigma-Aldrich Corp.	1,290	53,561
Property & Casualty Insurance — .55%
Employers Holdings, Inc.	23,640	473,273
Publishing & Printing — .08%
R.R. Donnelley & Sons Co.	1,900	69,521

4

Real Estate Investment Trusts — 5.90%
Alexandria Real Estate Equities, Inc. REIT	590	$59,218
BioMed Realty Trust, Inc. REIT	21,650	569,395
Corporate Office Properties Trust REIT	11,940	545,419
Douglas Emmett, Inc. REIT	1,880	47,996
Essex Property Trust, Inc. REIT	450	58,266
First Potomac Realty Trust REIT	20,940	598,256
Lasalle Hotel Properties REIT	19,390	898,920
Mid-America Apartment Communities, Inc. REIT	10,420	586,229
Potlatch Corp.	16,860	771,851
SL Green Realty Corp.	450	61,731
Strategic Hotel Capital, Inc.	36,800	841,616
Restaurants — 1.71%
Applebee’s International, Inc.	35,930	890,345
P.F. Chang’s China Bistro, Inc.	13,530	566,636
Retail — 7.00%
99 Cents Only Stores	55,590	818,841
American Eagle Outfitters, Inc.	1,635	49,034
BJ’s Wholesale Club, Inc. (b)	27,720	937,768
Bob Evans Farms, Inc.	22,110	816,965
Cabela’s, Inc. - Class A (b)	36,420	903,580
Dollar Tree Stores, Inc. (b)	2,070	79,157
Domino’s Pizza, Inc.	25,550	829,609
O’Reilly Automotive, Inc.	1,370	45,347
PetSmart, Inc.	1,420	46,803
Skechers U.S.A., Inc. (b)	23,130	776,474
The Pep Boys	35,070	669,486
Savings & Loans — .39%
BankAtlantic Bancorp, Inc. - Class A	30,700	336,472
Semiconductor Equipment — 3.52%
MKS Instruments, Inc.	49,270	1,257,370
Ultra Clean Holdings	34,390	594,947
Verigy Ltd.	49,020	1,150,499
Semiconductors — 1.99%
Cirrus Logic, Inc.	74,820	573,121
Fairchild Semiconductor International, Inc. (b)	2,960	49,491
MEMC Electronic Materials, Inc. (b)	1,330	80,571
Semtech Corp. (b)	73,520	991,050
Software — 6.44%
Analogic Corp.	24,280	1,526,726
eFunds Corp. (b)	26,500	706,490
Factset Research Systems, Inc.	750	47,138
Macrovision Corp. (b)	39,120	979,956
Novell, Inc. (b)	7,190	51,912
Progress Software Corp.	10,490	327,288
THQ, Inc. (b)	27,095	926,378
Transaction Systems Architects, Inc. - Class A (b)	28,680	928,945

5

Telecommunication Equipment — 2.25%
Andrew Corp. (b)	91,570	$969,726
ECI Telecom Ltd. (b)	69,920	573,344
Harmonic Lightwaves, Inc.	38,710	380,132
Telecommunications — 1.49%
Harris Corp.	1,100	56,045
Leap Wireless International, Inc. (b)	1,330	87,753
Nice Systems Ltd., ADR (b)	28,740	977,735
NII Holdings, Inc. (b)	1,020	75,664
SBA Communications Corp. (b)	2,510	74,171
Textiles — 1.06%
Wolverine World Wide, Inc.	31,640	903,955
Textiles, Clothing & Fabrics — .07%
Columbia Sportswear Co.	1,010	62,933
Water and Sewer — .04%
Nalco Holding Co.	1,300	31,070
Total Common Stocks (cost: $73,350,648)		$83,448,412

Short-Term Investments — 1.21%

		market value
	face amount	(note 1)
Dreyfus Cash Management Plus Fund (p)	$158,391	$158,391
Goldman Sachs Financial Square Prime Obligations Fund (p)	114,609	114,609
Triparty Repurchase Agreement, dated March 30, 2007 with Investors Bank and Trust Co., effective yield of 3.35%, due April 2, 2007, collateralized by U.S. Government Bonds, Zero Coupon, August 23, 2007 with a value of $770,139	755,039	755,039
Total Short-Term Investments (cost: $1,028,039)		$1,028,039
Total Securities (cost: $74,378,687) — 98.98%		$84,476,451
Other Assets and Liabilities, Net — 1.02%		$872,442
Net Assets — 100.00%		$85,348,893

The accompanying notes are an integral part of these statements of investments.

6

Atlas Global Growth Fund                                                                                                                            March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 94.91%

	shares or	market value(s)
	face amount	(note 1)
Advertising — .54%
WPP Group PLC	155,170	$2,351,205
Aerospace & Defense — 4.36%
Boeing Co.	33,100	2,942,921
Empresa Brasileira de Aeronautica SA, Sponsored ADR	94,153	4,317,857
European Aeronautic Defense and Space Co.	141,520	4,389,729
Lockheed Martin Corp.	26,400	2,561,328
Northrop Grumman Corp.	29,500	2,189,490
Raytheon Co.	48,700	2,554,802
Apparel — .94%
Burberry Group PLC	156,595	2,012,255
Coach, Inc. (b)	41,500	2,077,075
Apparel & Accessories — 1.85%
Bulgari SpA	151,700	2,196,709
LVMH Moet Hennessy Louis Vuitton SA	52,610	5,836,677
Auto Manufacturers — 2.75%
Bayerische Motoren Werke AG	71,116	4,196,164
Porsche AG Preferred	2,290	3,498,780
Toyota Motor Corp.	66,700	4,273,464
Banks — 6.77%
Credit Suisse Group	87,233	6,259,900
HSBC Holdings PLC	236,832	4,116,182
ICICI Bank Ltd., Sponsored ADR	27,125	996,844
Northern Trust Corp.	67,700	4,071,478
Resona Holdings, Inc. (b)	601	1,616,743
Royal Bank of Scotland Group PLC	184,980	7,222,016
Societe Generale - Class A	23,167	4,003,696
Sumitomo Mitsui Financial Group, Inc.	129	1,171,334
Beverages — 2.47%
Companhia de Bebidas das Americas, Sponsored ADR	55,153	3,031,209
Diageo PLC	124,080	2,513,739
Fomento Economico Mexicano SA	283,800	3,136,693
Grupo Modelo SA - Class C	400,000	2,047,426
Biotechnology — 2.72%
3SBio, Inc., ADS	8,100	89,262
Affymetrix, Inc. (b)	39,300	1,181,751
Amgen, Inc. (b)	29,060	1,623,873
Genentech, Inc. (b)	22,200	1,823,064
Gilead Sciences, Inc. (b)	49,500	3,786,750
InterMune, Inc.	31,700	781,722
Nektar Therapeutics (b)	33,192	433,487

1

NicOx SA	24,138	$636,834
Nuvelo, Inc. (b)	22,500	82,800
Regeneron Pharmaceuticals, Inc. (b)	21,200	458,344
Theravance, Inc. (b)	32,500	958,750
Broadcasting & Cable TV — 1.95%
Grupo Televisa SA, Sponsored ADR	173,728	5,177,094
Sirius Satellite Radio, Inc. (b)	1,040,600	3,329,920
Construction & Farm Machinery — .49%
Hyundai Heavy Industries Co. Ltd. (b)	10,603	2,118,797
Cosmetics & Personal Care — .12%
Avon Products, Inc.	13,700	510,462
Data Processing — 1.11%
Automatic Data Processing, Inc.	99,600	4,820,640
Diversified Chemicals — .25%
Syngenta AG, ADR (b)	5,613	1,073,960
Diversified Commercial Services — .67%
Experian Ltd.	85,252	982,253
Secom Co. Ltd.	42,000	1,949,593
Diversified Financial Services — 2.14%
Credit Saison Co. Ltd.	78,100	2,571,521
JPMorgan Chase & Co.	44,111	2,134,090
Morgan Stanley	58,500	4,607,460
Electric Utilities — .64%
Fortum Oyj	95,000	2,770,352
Electrical Components & Equipment — 4.84%
Emerson Electric Co.	96,800	4,171,112
Koninklijke (Royal) Philips Electronics NV	135,300	5,167,371
Kyocera Corp.	23,200	2,187,305
Nidec Corp.	16,500	1,064,155
Samsung Electronics Co. Ltd.	4,412	2,640,259
Sony Corp.	114,500	5,820,222
Electronics — 2.45%
Fanuc Ltd.	12,500	1,163,654
Hoya Corp.	94,900	3,148,837
Keyence Corp.	9,391	2,119,032
Murata Manufacturing Co. Ltd.	57,800	4,218,262
Entertainment — 1.19%
International Game Technology Corp.	59,700	2,410,686
Nintendo Co. Ltd.	7,900	2,296,122
Scientific Games Corp. - Class A	14,600	479,318

2

Food Retail — 1.25%
Seven & I Holdings Co. Ltd.	48,456	$1,476,214
Tesco PLC	451,285	3,945,212
Health Care-Products — 1.78%
Boston Scientific Corp. (b)	164,931	2,398,097
Johnson & Johnson	17,100	1,030,446
Medtronic, Inc.	30,600	1,501,236
Smith & Nephew PLC	220,230	2,799,632
Holding Companies-Diversified — .59%
Investor AB - Class B	108,157	2,571,184
Household Products — 2.27%
Colgate-Palmolive Co.	42,300	2,825,217
Reckitt Benckiser PLC	135,258	7,042,791
Industrial Conglomerates — 2.98%
3M Co.	52,200	3,989,646
Hutchison Whampoa Ltd.	166,000	1,596,583
Siemens AG	68,874	7,362,267
Insurance — 4.67%
ACE Ltd.	45,612	2,602,621
Allianz AG	27,221	5,589,383
Berkshire Hathaway, Inc. - Class B (b)	710	2,584,400
Everest Re Group Ltd.	13,000	1,250,210
Manulife Financial Corp.	66,844	2,298,577
Prudential PLC	275,943	3,896,129
XL Capital Ltd. - Class A	30,200	2,112,792
Integrated Oil & Gas — 3.08%
BP PLC, ADR	49,960	3,234,910
Chevron Corp.	40,516	2,996,563
Husky Energy, Inc.	70,690	4,938,809
Total SA	32,010	2,242,791
Internet — 1.80%
eBay, Inc. (b)	208,400	6,908,460
Yahoo!, Inc. (b)	29,800	932,442
Leisure Time — 1.50%
Carnival Corp.	110,000	5,154,600
Sega Sammy Holdings, Inc.	58,500	1,365,199
Media-Broadcasting & Publishing — .95%
Walt Disney Co. (The)	120,100	4,135,043
Office Electronics — .39%
Canon, Inc.	31,850	1,710,883

3

Oil & Gas Drilling — 1.39%
GlobalSantaFe Corp.	20,600	$1,270,608
Transocean, Inc. (b)	58,500	4,779,450
Oil & Gas Equipment & Services — 1.17%
Technip SA	69,380	5,090,055
Oil & Gas Refining & Marketing — .07%
Neste Oil Oyj	8,350	287,782
Packaged Foods — 1.22%
Cadbury Schweppes PLC	415,427	5,330,087
Pharmaceuticals — 4.56%
Atherogenics, Inc. (b)	89,300	250,933
Chugai Pharmaceutical Co. Ltd.	76,500	1,934,572
Novartis AG	40,612	2,329,471
Novo Nordisk A/S - Class B	16,800	1,533,091
Roche Holding AG	30,938	5,473,950
Sanofi-Synthelabo SA	73,087	6,355,926
Shionogi & Co. Ltd.	110,000	1,978,954
Publishing & Printing — 1.03%
Getty Images, Inc.	27,100	1,317,873
Pearson PLC	122,700	2,105,489
Singapore Press Holdings Ltd.	360,681	1,046,038
Restaurants — .64%
McDonald’s Corp.	62,200	2,802,110
Retail — 4.18%
Hennes & Maurtiz AB - Class B	163,900	9,435,728
Industria de Diseno Textil SA	76,900	4,779,881
Wal-Mart Stores, Inc.	84,200	3,953,190
Semiconductors — 4.43%
Advanced Micro Devices, Inc. (b)	265,300	3,464,818
Altera Corp. (b)	134,000	2,678,660
Cree, Inc. (b)	99,500	1,637,770
International Rectifier Corp. (b)	41,300	1,578,073
Linear Technology Corp.	55,400	1,750,086
Maxim Integrated Products, Inc.	107,800	3,169,320
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	249,703	2,684,307
Xilinx, Inc.	89,300	2,297,689
Software — 5.20%
Adobe Systems, Inc. (b)	132,200	5,512,740
Intuit, Inc. (b)	135,800	3,715,488
Microsoft Corp.	260,200	7,251,774
SAP AG	101,273	4,514,478
Square Enix Co. Ltd.	63,200	1,630,414

4

Specialty Stores — .90%
Tiffany & Co.	86,600	$3,938,568
Telecommunication Equipment — 6.74%
Cisco Systems, Inc. (b)	72,300	1,845,819
Corning, Inc. (b)	196,400	4,466,136
Juniper Networks, Inc. (b)	240,300	4,729,104
Tandberg ASA	125,700	2,626,376
Telefonaktiebolaget LM Ericsson - Class B (b)	4,248,200	15,635,381
Wireless Telecommunication Services — 3.87%
KDDI Corp.	631	5,038,790
SK Telecom Co. Ltd., Sponsored ADR	152,950	3,582,089
Vodafone Group PLC	3,074,593	8,198,208
Total Common Stocks (cost: $292,015,311)		$412,868,443

Short-Term Investments — 2.36%

		market value(s)
	face amount	(note 1)
Triparty Repurchase Agreement, dated March 30, 2007 with Investors Bank and Trust Co., effective yield of 3.35%, due April 2, 2007, collateralized by U.S. Government Bonds, Zero Coupon, August 23, 2007 with a value of $10,489,271	$10,283,599	$10,283,599
Total Short-Term Investments (cost: $10,283,599)		$10,283,599
Total Securities (cost: $302,298,910) — 97.27%		$423,152,042
Other Assets and Liabilities, Net — 2.73%		$11,872,794
Net Assets — 100.00%		$435,024,836

The accompanying notes are an integral part of these statements of investments.

5

Atlas Growth Opportunities Fund                                                                                                              March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 98.77%

	shares or	market value
	face amount	(note 1)
Aerospace & Defense — 5.28%
Alliant Techsystems, Inc.	28,350	$2,492,532
Boeing Co.	36,460	3,241,659
General Dynamics Corp.	23,400	1,787,760
Precision Castparts Corp.	24,500	2,549,225
Rockwell Collins, Inc.	23,622	1,581,020
United Technologies Corp.	164,437	10,688,405
Air Freight & Couriers — .39%
UTI Worldwide, Inc.	67,200	1,651,776
Apparel & Accessories — .87%
Phillips/Van Heusen Corp.	8,900	523,320
Polo Ralph Lauren Corp.	35,700	3,146,955
Automobile Manufacturers — .38%
Oshkosh Truck Corp.	30,500	1,616,500
Banks — 1.45%
Bank of America Corp.	120,077	6,126,329
Beverages — .88%
Pepsico, Inc.	58,200	3,699,192
Biotechnology — 2.46%
BioMarin Pharmaceutical, Inc. (b)	51,200	883,712
Celgene Corp. (b)	40,200	2,108,892
Genentech, Inc. (b)	29,700	2,438,964
Genzyme Corp. (b)	16,400	984,328
Gilead Sciences, Inc. (b)	45,300	3,465,450
Vanda Pharmaceuticals, Inc.	21,500	523,740
Broadcasting & Cable TV — 3.69%
Comcast Corp. - Class A (b)	76,500	1,985,175
Liberty Global, Inc. - Class A (b)	82,474	2,715,869
Liberty Global, Inc. - Class C (b)	356,464	10,922,057
Chemicals — 1.36%
Monsanto Co.	104,800	5,759,808
Computer Hardware — 2.23%
Apple Computer, Inc. (b)	83,500	7,757,985
Sun Microsystems, Inc. (b)	282,000	1,694,820
Computer Storage & Peripherals — 2.48%
EMC Corp. (b)	572,900	7,934,665
Network Appliance, Inc. (b)	70,300	2,567,356
Construction & Engineering — .45%
Quanta Services, Inc.	74,700	1,883,934

1

Construction & Farm Machinery — 1.24%
Navistar International Corp. (b)	114,601	$5,242,996
Construction Materials — 1.06%
Martin Marietta Materials, Inc.	17,170	2,321,384
Vulcan Materials Co.	18,509	2,155,928
Consumer Electronics — 2.38%
Harman International Industries, Inc.	16,600	1,594,928
Siemens AG, Sponsored ADR	79,180	8,488,096
Consumer Finance — .75%
American Express Co.	56,490	3,186,036
Data Processing — .26%
Electronic Data Systems Corp.	38,950	1,078,136
Department Stores — 1.00%
J.C. Penney Co., Inc.	24,400	2,004,704
Kohl’s Corp. (b)	29,200	2,237,012
Distributors — .24%
Fastenal Co.	29,300	1,026,965
Diversified Chemicals — .53%
Lubrizol Corp. (The)	43,124	2,222,180
Diversified Financial Services — 9.35%
Capital One Financial Corp.	41,900	3,161,774
Citigroup, Inc.	63,240	3,246,742
E*TRADE Financial Corp. (b)	96,811	2,054,329
Freddie Mac	39,506	2,350,212
Goldman Sachs Group, Inc. (The)	10,200	2,107,626
Legg Mason, Inc.	32,800	3,090,088
UBS AG	216,260	12,852,332
Wells Fargo & Co.	310,300	10,683,629
Electric Utilities — 3.65%
CMS Energy Corp. (b)	208,730	3,715,394
Exelon Corp.	114,280	7,852,179
Reliant Energy, Inc. (b)	108,659	2,207,951
Sempra Energy	27,345	1,668,318
Energy-Alternate Sources — .28%
Dynegy, Inc. (b)	129,630	1,200,374
Entertainment — 1.44%
International Game Technology Corp.	41,500	1,675,770
News Corp. - Class A	190,418	4,402,464
Financial Services — .93%
Chicago Mercantile Exchange	3,900	2,076,594
TD Ameritrade Holding Corp.	126,100	1,876,368

2

Food Retail — 3.31%
Costco Wholesale Corp.	113,000	$6,083,920
Kroger Co. (The)	73,700	2,082,025
Ruddick Corp.	37,500	1,128,000
SUPERVALU, Inc.	120,850	4,721,609
Health Care-Products — 1.77%
Bard (C.R.), Inc.	27,700	2,202,427
Varian Medical Systems, Inc. (b)	111,200	5,303,128
Health Care-Services — 3.34%
Medco Health Solutions, Inc. (b)	75,221	5,455,779
Thermo Fisher Scientific, Inc. (b)	57,400	2,683,450
UnitedHealth Group, Inc.	52,800	2,796,816
WellPoint, Inc. (b)	39,435	3,198,178
Health Care Distributors & Services — .40%
Cardinal Health, Inc.	23,300	1,699,735
Household Products — 2.00%
Colgate-Palmolive Co.	52,400	3,499,796
Procter & Gamble Co. (The)	78,600	4,964,376
Insurance — 5.64%
American International Group, Inc.	114,000	7,663,080
Everest Re Group Ltd.	107,762	10,363,472
Genworth Financial, Inc. - Class A	60,713	2,121,312
Platinum Underwriters Holdings	115,735	3,712,779
Integrated Oil & Gas — 5.11%
Exxon Mobil Corp.	146,260	11,035,317
Murphy Oil Corp.	42,020	2,243,868
Occidental Petroleum Corp.	60,000	2,958,600
Petroleo Brasileiro S.A., ADR	21,600	2,149,416
TotalFinaElf SA, Sponsored ADR	46,150	3,220,347
Integrated Telecommunication Services — .94%
NeuStar, Inc. - Class A (b)	51,300	1,458,972
Verizon Communications, Inc.	66,858	2,535,255
Internet — 3.32%
eBay, Inc. (b)	108,400	3,593,460
Google, Inc. - Class A (b)	14,600	6,689,136
Yahoo!, Inc. (b)	120,200	3,761,058
Internet Software & Services — .75%
aQuantive, Inc. (b)	50,000	1,395,500
Cognizant Technology Solutions Corp. - Class A (b)	20,300	1,791,881
Oil & Gas Equipment & Services — 2.30%
Halliburton Co.	52,500	1,666,350
National-Oilwell Varco, Inc. (b)	28,700	2,232,573
Schlumberger Ltd.	84,223	5,819,809

3

Oil & Gas Exploration & Production — .63%
Apache Corp.	37,700	$2,665,390
Packaged Foods — .88%
ConAgra Foods, Inc.	85,485	2,129,431
Wm. Wrigley Jr. Co.	31,000	1,578,830
Pharmaceuticals — 4.00%
Medicis Pharmaceutical Corp. - Class A	20,800	641,056
Merck & Co., Inc.	47,400	2,093,658
Novartis AG, ADR	102,524	5,600,886
Sanofi-Aventis, Sponsored ADR	128,442	5,588,511
Shire Pharmaceuticals Group PLC, ADR	48,100	2,977,390
Restaurants — .42%
Starbucks Corp. (b)	56,600	1,774,976
Retail — 1.00%
Target Corp.	52,400	3,105,224
Williams-Sonoma, Inc.	31,900	1,131,174
Semiconductors — 2.87%
ASML Holding NV (b)	93,700	2,319,075
Broadcom Corp. - Class A (b)	85,400	2,738,778
International Rectifier Corp. (b)	21,700	829,157
SiRF Technology Holdings, Inc. (b)	34,800	966,048
Texas Instruments, Inc.	176,150	5,302,115
Software — 6.32%
Activision, Inc. (b)	86,400	1,636,416
Adobe Systems, Inc. (b)	69,100	2,881,470
Amdocs Ltd. (b)	39,700	1,448,256
Autodesk, Inc. (b)	73,200	2,752,320
Citrix Systems, Inc. (b)	33,400	1,069,802
Electronic Arts, Inc. (b)	90,100	4,537,436
Microsoft Corp.	78,170	2,178,598
Novell, Inc. (b)	429,153	3,098,485
Red Hat, Inc. (b)	84,000	1,926,120
Take-Two Interactive Software, Inc. (b)(o)	258,100	5,198,134
Specialty Stores — 3.36%
Office Depot, Inc. (b)	220,355	7,743,275
Staples, Inc.	193,700	5,005,208
Tiffany & Co.	31,800	1,446,264
Telecommunication Equipment — 5.38%
Cisco Systems, Inc. (b)	287,420	7,337,833
Corning, Inc. (b)	281,000	6,389,940
F5 Networks, Inc. (b)	22,100	1,473,628
Nokia Corp., Sponsored ADR	101,650	2,329,818

4

QUALCOMM, Inc.	103,450	$4,413,177
Research in Motion Ltd. (b)	6,100	832,589
Total Common Stocks (cost: $342,769,078)		$417,883,829

	expiration	strike	contracts/face	market value
	date	price	subject to call/put	(note 1)
Options Purchased — .04%
Apple Computer, Inc. Call	01/08	$ 95	16,000	$174,400
Total Options Purchased (cost: $157,601)				$174,400

Short-Term Investments — 1.23%

		market value
	face amount	(note 1)
Dreyfus Cash Management Plus Fund (p)	$1,885,391	$1,885,391
Goldman Sachs Financial Square Prime Obligations Fund (p)	2,605,645	2,605,645
Triparty Repurchase Agreement dated March 30, 2007 with Investors Bank & Trust Co., effective yield of 3.35%, due April 2, 2007, collateralized by U.S. Treasury Notes, Zero Coupon, August 23, 2007 with a value of $725,525	711,299	711,299
Total Short-Term Investments (cost: $5,202,335)		$5,202,335
Total Securities (cost: $348,129,014) — 100.04%		$423,260,564
Other Assets and Liabilities, Net — (.04)%		$(160,895)
Net Assets — 100.00%		$423,099,669

The accompanying notes are an integral part of these statements of investments.

5

Atlas Independence Flagship Fund                                                                                                             March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

		Percent of
	Shares	Net Assets	Market Value
Investment in Atlas Funds — 97.38%
Strategic Income Fund	6,656,075	21.18%	$30,751,066
Value Fund	1,724,751	15.50	22,507,994
Strategic Growth Fund	1,520,045	15.36	22,299,054
Emerging Growth Fund	1,180,708	14.99	21,760,451
Dual Focus Fund	1,650,661	14.32	20,781,821
Global Growth Fund	545,024	10.10	14,655,686
American Enterprise Bond Fund	885,131	5.93	8,612,325
Total Investment in Atlas Funds (cost: $126,448,328)			$141,368,397
Total Securities (cost: $126,448,328) — 97.38%			$141,368,397
Other Assets and Liabilities, Net — 2.62%			$3,802,243
Net Assets — 100.00%			$145,170,640

The accompanying notes are an integral part of these statements of investments.

1

Atlas Independence Star Spangled Fund                                                                                                  March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

		Percent of
	Shares	Net Assets	Market Value
Investment in Atlas Funds — 96.29%
Global Growth Fund	85,840	34.06%	$2,308,230
Value Fund	166,079	31.98	2,167,329
Strategic Growth Fund	72,218	15.63	1,059,434
Emerging Growth Fund	53,737	14.62	990,376
Total Investment in Atlas Funds (cost: $6,122,410)			$6,525,369
Total Securities (cost: $6,122,410) — 96.29%			$6,525,369
Other Assets and Liabilities, Net — 3.71%			$251,670
Net Assets — 100.00%			$6,777,039

The accompanying notes are an integral part of these financial statements.

1

Atlas Strategic Growth Fund                                                                                                                        March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 99.20%

	shares or	market value
	face amount	(note 1)
Advertising — 1.80%
Omnicom Group, Inc.	15,500	$1,586,890
Aerospace & Defense — 5.45%
Boeing Co.	17,647	1,568,995
Lockheed Martin Corp.	16,555	1,606,166
United Technologies Corp.	25,062	1,629,030
Apparel — 1.78%
NIKE, Inc. - Class B	14,781	1,570,629
Beverages — 3.67%
Coca-Cola Co. (The)	34,110	1,637,280
Pepsico, Inc.	25,156	1,598,915
Biotechnology — 1.89%
Gilead Sciences, Inc. (b)	21,756	1,664,334
Computers — 5.15%
Hewlett-Packard Co.	40,720	1,634,501
International Business Machines Corp.	17,448	1,644,649
Western Digital Corp. (b)	75,000	1,260,750
Department Stores — 3.71%
J.C. Penney Co., Inc.	19,732	1,621,181
Kohl’s Corp. (b)	21,511	1,647,958
Diversified Financial Services — 5.45%
Franklin Resources, Inc.	13,393	1,618,276
Morgan Stanley	20,009	1,575,909
T. Rowe Price Group, Inc.	34,033	1,606,017
Drug Retail — 3.59%
CVS Corp.	46,995	1,604,409
Walgreen Co.	33,968	1,558,792
Electrical Components & Equipment — 1.82%
Emerson Electric Co.	37,295	1,607,042
Employment Services — 1.82%
Manpower, Inc.	21,711	1,601,621
Environmental Control — 1.79%
Waste Management, Inc.	45,815	1,576,494
Gas — 1.81%
Praxair, Inc.	25,323	1,594,336
Health Care-Products — 3.66%
Becton, Dickinson & Co.	21,945	1,687,351
Johnson & Johnson	25,617	1,543,680

1

Health Care-Services — 1.75%
UnitedHealth Group, Inc.	29,189	$1,546,141
Health Care Distributors & Services — 1.86%
McKesson Corp.	28,003	1,639,296
Household Products — 1.86%
Colgate-Palmolive Co.	24,551	1,639,761
Industrial Conglomerates — 1.80%
3M Co.	20,810	1,590,508
Insurance — 1.74%
American International Group, Inc.	22,790	1,531,944
Iron & Steel — 1.84%
Nucor Corp.	24,874	1,620,044
Leisure Time — 1.62%
Harley-Davidson, Inc.	24,280	1,426,450
Mining — 1.85%
Freeport-McMoRan Copper & Gold, Inc. - Class B	24,710	1,635,555
Miscellaneous-Manufacturing — 3.65%
General Electric Co.	46,159	1,632,182
Illinois Tool Works, Inc.	30,689	1,583,552
Oil & Gas — 1.79%
XTO Energy, Inc.	28,819	1,579,569
Oil & Gas Equipment & Services — 1.88%
Halliburton Co.	52,145	1,655,082
Oil & Gas Exploration & Production — 1.87%
Cameron International Corp. (b)	26,205	1,645,412
Pharmaceuticals — 7.32%
Eli Lilly & Co.	31,067	1,668,609
Merck & Co., Inc.	35,683	1,576,118
Pfizer, Inc.	63,250	1,597,695
Wyeth	32,097	1,605,813
Property & Casualty Insurance — 1.78%
Progressive Corp.	71,809	1,566,872
Restaurants — 1.84%
McDonald’s Corp.	36,015	1,622,476
Retail — 5.37%
Best Buy Co., Inc.	33,315	1,623,107
Lowe’s Companies, Inc.	51,356	1,617,201
Nordstrom, Inc.	28,246	1,495,343
Semiconductor Equipment — 3.57%
Applied Materials, Inc.	85,070	1,558,482
Lam Research Corp. (b)	33,625	1,591,808

2

Semiconductors — 3.42%
MEMC Electronic Materials, Inc. (b)	25,511	$1,545,456
Nvidia Corp. (b)	50,935	1,465,909
Software — 3.63%
Microsoft Corp.	56,454	1,573,373
Oracle Corp. (b)	89,670	1,625,717
Telecommunication Equipment — 1.74%
Cisco Systems, Inc. (b)	59,943	1,530,345
Telecommunication Services — 1.88%
AT&T, Inc.	41,930	1,653,300
Transportation — 1.75%
FedEx Corp.	14,395	1,546,455
Total Common Stocks (cost: $76,328,987)		$87,434,780

Short-Term Investments — .64%

		market value
	face amount	(note 1)
Triparty Repurchase Agreement, dated March 30, 2007 with Investors Bank and Trust Co., effective yield of 3.35%, due April 2, 2007, collateralized by U.S. Government Bonds, Zero Coupon, August 23, 2007 with a value of $575,764	$564,474	$564,474
Total Short-Term Investments (cost: $564,474)		$564,474
Total Securities (cost: $76,893,461) — 99.84%		$87,999,254
Other Assets and Liabilities, Net — .16%		$142,991
Net Assets — 100.00%		$88,142,245

The accompanying notes are an integral part of these statements of investments.

3

Atlas Value Fund                                                                                                                                             March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 100.87%

	shares or	market value
	face amount	(note 1)
Aerospace & Defense — 2.72%
Northrop Grumman Corp.	22,000	$1,632,840
Raytheon Co.	28,000	1,468,880
Airlines — .99%
AMR Corp. (b)	37,000	1,126,650
Auto Manufacturers — 1.21%
General Motors Corp.	45,000	1,378,800
Banks — 1.34%
Bank of America Corp.	30,000	1,530,600
Computer Hardware — 1.32%
Sun Microsystems, Inc. (b)	251,000	1,508,510
Computers — 3.23%
Hewlett-Packard Co.	50,000	2,007,000
International Business Machines Corp.	16,000	1,508,160
NCR Corp. (b)	3,500	167,195
Consumer Electronics — .96%
Vishay Intertechnology, Inc. (b)	78,000	1,090,440
Department Stores — 1.03%
Dillard’s, Inc. - Class A	36,000	1,178,280
Diversified Chemicals — 4.11%
E.I. du Pont de Nemours & Co.	19,000	939,170
FMC Corp.	16,000	1,206,880
Lyondell Chemical Co.	43,000	1,288,710
Sherwin-Williams Co. (The)	19,000	1,254,760
Diversified Financial Services — 14.55%
Bear Stearns Co., Inc.	10,000	1,503,500
Citigroup, Inc.	105,000	5,390,700
Goldman Sachs Group, Inc. (The)	8,000	1,653,040
JPMorgan Chase & Co.	83,000	4,015,540
Lehman Brothers Holdings, Inc.	24,000	1,681,680
Morgan Stanley	30,000	2,362,800
Employment Services — 1.03%
Manpower, Inc.	16,000	1,180,320
Food Retail — 3.67%
Campbell Soup Co.	31,000	1,207,450
Kroger Co. (The)	55,000	1,553,750
Safeway, Inc.	39,000	1,428,960
Forest Products & Paper — 1.34%
International Paper Co.	42,000	1,528,800

1

Health Care-Services — 1.42%
WellPoint, Inc. (b)	20,000	$1,622,000
Household Products — .33%
Procter & Gamble Co. (The)	6,000	378,960
Insurance — 11.41%
Allstate Corp. (The)	30,000	1,801,800
American Financial Group, Inc.	36,000	1,225,440
American International Group, Inc.	36,000	2,419,920
Hanover Insurance Group, Inc.	26,000	1,199,120
Metlife, Inc.	26,000	1,641,900
MGIC Investment Corp.	5,000	294,600
Nationwide Financial Services, Inc. - Class A	23,000	1,238,780
PMI Group, Inc. (The)	28,000	1,266,160
Prudential Financial, Inc.	20,000	1,805,200
SAFECO Corp.	2,000	132,860
Integrated Oil & Gas — 11.45%
Chevron Corp.	53,000	3,919,880
Exxon Mobil Corp.	105,000	7,922,250
Tidewater, Inc.	21,000	1,230,180
Internet Software & Services — 1.09%
Diebold, Inc.	26,000	1,240,460
Iron & Steel — 2.59%
Nucor Corp.	24,000	1,563,120
United States Steel Corp.	14,000	1,388,380
Life & Health Insurance — 2.23%
Ambac Financial Group, Inc.	15,000	1,295,850
CNA Financial Corp. (b)	29,000	1,249,610
Machinery-Construction & Mining — 1.07%
Terex Corp. (b)	17,000	1,219,920
Machinery-Diversified — 1.01%
Cummins, Inc.	8,000	1,157,760
Media-Broadcasting & Publishing — 1.78%
Walt Disney Co. (The)	59,000	2,031,370
Miscellaneous-Manufacturing — 3.40%
General Electric Co.	29,000	1,025,440
Honeywell International, Inc.	33,000	1,519,980
SPX Corp.	19,000	1,333,800
Office Electronics — 2.29%
Lexmark International, Inc. - Class A (b)	19,000	1,110,740
Xerox Corp. (b)	89,000	1,503,210

2

Oil & Gas — 3.34%
Marathon Oil Corp.	19,000	$1,877,770
Valero Energy Corp.	30,000	1,934,700
Oil & Gas Refining & Marketing — 1.23%
Tesoro Corp.	14,000	1,406,020
Packaged Foods — 2.12%
ConAgra Foods, Inc.	46,000	1,145,860
Heinz (H.J) Co.	27,000	1,272,240
Packaging & Containers — .07%
Sonoco Products Co.	2,000	75,160
Pharmaceuticals — 6.36%
AmerisourceBergen Corp.	24,000	1,266,000
King Pharmaceuticals, Inc. (b)	65,000	1,278,550
Merck & Co., Inc.	52,000	2,296,840
Pfizer, Inc.	96,000	2,424,960
Property & Casualty Insurance — .59%
Chubb Corp. (The)	13,000	671,710
Retail — 1.07%
Dollar Tree Stores, Inc. (b)	32,000	1,223,680
Semiconductor Equipment — 1.49%
KLA-Tencor Corp.	23,000	1,226,360
Teradyne, Inc.	29,000	479,660
Semiconductors — 1.09%
Novellus Systems, Inc. (b)	39,000	1,248,780
Software — 1.92%
Applera Corp.	33,000	975,810
Cadence Design Systems, Inc. (b)	58,000	1,221,480
Telecommunication Services — 1.52%
AT&T, Inc.	44,000	1,734,920
Toys — 1.18%
Mattel, Inc.	49,000	1,350,930
Wireless Telecommunication Services — 1.32%
Qwest Communications International, Inc. (b)	168,000	1,510,320
Total Common Stocks (cost: $99,963,848)		$115,153,855
Total Securities (cost: $99,963,848) — 100.87%		$115,153,855
Other Assets and Liabilities, Net — (.87)%		$(989,180)
Net Assets — 100.00%		$114,164,675

The accompanying notes are an integral part of these statements of investments.

3

Atlas American Enterprise Bond Fund                                                                                                    March  31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Asset-Backed Securities — 7.06%

		market value
	face amount	(note 1)
Diversified Financial Services — .56%
Master Asset-Backed Securities Trust, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 5.42% due 08/25/36 (c)(f)	$230,000	$229,863
MBNA Credit Card Master Note Trust, Series 2002-C1, Cl. C1, 6.80% due 07/15/14	109,000	116,127
Home Equity — 6.50%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.50% due 11/25/35 (c)	110,000	110,028
Argent Securities Trust, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 5.80% due 05/25/34 (c)	249,046	249,850
Series 2006-M3, Cl. A2B, 5.42% due 10/25/36 (c)(f)	100,000	99,820
Series 2006-W5, Cl. A2B, 5.42% due 06/25/36 (c)	150,000	149,857
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates, Series 2005-D, Cl. AF1, 5.04% due 10/25/35	18,675	18,604
Series 2005-D, Cl. AV2, 5.60% due 10/25/35 (c)	224,480	224,517
Series 2006-A, Cl. AV2, 5.42% due 06/25/36 (c)	180,000	179,929
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations, Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	111,722	110,909
Series 2006-WF1, Cl. A2B, 5.536% due 03/01/36	50,000	49,831
Series 2006-WFH3, Cl. A2, 5.42% due 10/25/36 (c)(f)	110,000	109,935
Countrywide Asset-Backed Certificates Trust, Series 2005-10, Cl. AF1, 5.48% due 02/25/36 (c)	38,551	38,554
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36	240,000	239,136
Series 2005-17, Cl. 1AF1, 5.52% due 05/25/36 (c)	60,662	60,665
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36	50,000	49,812
Series 2006-25, Cl. 2A2, 5.44% due 06/25/37 (c)	140,000	139,881
First Franklin Mortgage Loan Trust, Mtg.Pass-Through Certificates, Series 2005-FF10, Cl. A3, 5.53% due 11/25/35 (c)	330,000	330,090
Series 2006-FF10, Cl. A3, 5.41% due 07/25/36 (c)	160,000	159,901
Series 2006-FF5, Cl. 2A1, 5.37% due 04/25/36 (c)	57,075	57,077
Series 2006-FF9, Cl. 2A2, 5.43% due 06/25/36 (c)	80,000	79,969
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates, Series 2005-3, Cl. A1, 5.58% due 01/20/35 (c)	96,223	96,180
Series 2006-4, Cl. A2V, 5.43% due 03/20/36 (c)(f)	50,000	49,959

1

Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	$103,953	$103,277
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	109,695	109,224
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	87,748	87,373
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-WMC6, Cl. A2B, 5.58% due 07/25/35 (c)	90,000	90,076
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-1, Cl. 2A1, 5.39% due 01/25/36 (c)	53,631	53,638
Series 2006-2, Cl. 2A2, 5.42% due 07/25/36 (c)	260,000	259,854
Popular Asset-Backed Securities, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68% due 01/25/36	80,000	80,274
Residential Asset Mortgage Products, Inc., Mtg. Asset-Backed Pass-Through Certificates, Series 2006-RS4, Cl. A1, 5.40% due 07/25/36 (c)	73,459	73,458
Residential Asset Securities Corp., Home Equity Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 5.42% due 09/25/36 (c)	210,000	209,885
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1, 5.38% due 04/25/36 (c)	156,937	156,899
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42% due 07/25/36 (c)	160,000	159,867
Total Asset-Backed Securities (cost: $4,343,056)		$4,334,319

Mortgage-Backed Obligations — 47.13%

		market value
	face amount	(note 1)
Government-Sponsored Enterprises — 47.13%
Fannie Mae, 4.50% due 05/01/18	$497,097	$482,567
4.50% due 06/01/18	223,946	217,400
4.50% due 09/01/18	921,604	894,665
4.50% due 01/01/19	573,073	556,322
4.50% due 02/01/19	515,537	500,468
4.50% due 11/01/19	192,009	186,139
4.50% due 11/01/19	217,136	210,789
4.50% due 06/01/20	664,797	644,474
4.50% due 08/01/20	191,334	185,741
4.50% due 12/01/20	38,756	37,572
5.00% due 12/01/17	155,151	153,484
5.00% due 12/01/17	1,068,712	1,057,230
5.00% due 02/01/18	90,243	89,234
5.00% due 02/01/18	143,207	141,607

2

5.00% due 03/01/18	$83,805	$82,868
5.00% due 03/01/18	191,037	188,901
5.00% due 03/01/18	75,682	74,836
5.00% due 04/01/18	95,829	94,757
5.00% due 04/01/18	667,649	660,186
5.00% due 06/01/18	582,688	576,174
5.00% due 07/01/18	97,200	96,156
5.00% due 05/01/33	219,486	212,617
5.00% due 07/01/33	186,917	181,066
5.00% due 11/01/33	640,658	620,606
5.00% due 01/01/34	237,722	230,281
5.00% due 03/01/34	86,793	84,076
5.00% due 04/01/22 (n)	1,822,000	1,796,379
5.50% due 01/01/33	163,121	161,805
5.50% due 04/01/33	826,158	819,388
5.50% due 06/01/33	514,384	510,169
5.50% due 04/01/22 (n)	125,000	125,273
5.50% due 04/01/37 (n)	2,998,000	2,966,146
6.00% due 05/15/11 (k)	200,000	208,539
6.00% due 05/01/17	454,769	462,950
6.00% due 04/01/22	183,438	185,490
6.00% due 09/01/24	458,826	465,403
6.00% due 02/01/29	202,488	205,575
6.00% due 11/01/32	72,760	73,746
6.00% due 03/01/33	776,352	786,115
6.00% due 04/01/33	118,955	120,376
6.00% due 11/01/33	284,098	287,671
6.00% due 04/01/22 (n)	536,000	544,710
6.50% due 06/01/17	487,753	499,964
6.50% due 08/01/25	111,281	114,200
6.50% due 12/01/29	650,023	670,690
6.50% due 07/01/30	120,970	124,741
7.50% due 01/01/33	337,608	354,036
Freddie Mac, 4.50% due 05/01/18	25,814	25,060
4.50% due 05/01/19	340,559	330,423
5.00% due 08/01/18	262,371	259,471
5.00% due 10/01/18	302,252	298,884
5.00% due 08/01/33	513,546	497,617
5.00% due 04/01/37 (n)	2,521,000	2,435,916
5.50% due 02/01/17	191,990	193,039
5.50% due 09/01/17	369,751	371,432
5.50% due 11/01/17	163,622	164,409
5.50% due 10/01/34	679,623	673,621
6.00% due 08/01/17	386,880	393,754
6.00% due 10/01/17	904,268	920,336

3

6.00% due 02/01/23	$406,823	$413,664
6.00% due 10/01/29	315,205	320,160
6.50% due 04/01/21	389,377	399,168
6.50% due 07/01/29	195,260	201,291
6.50% due 09/01/31	149,382	153,502
6.50% due 08/01/32	162,762	167,295
6.50% due 02/01/33	73,722	75,775
7.00% due 05/01/32	684,213	709,961
Total Mortgage-Backed Obligations (cost: $29,009,286)		$28,948,360

Collateralized Mortgage Obligations — 23.92%

		market value
	face amount	(note 1)
Banc of America Mortgage Securities, Inc., Pass-Through Certificates, Series 2006-5, Cl. A2, 5.317% due 10/10/11	$300,000	$301,888
ChaseFlex Trust Pass-Through Certificates, Series 2006-2, Cl. A1B, 5.42% due 09/25/36 (c)(f)	114,724	114,755
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.205% due 12/11/49	310,000	311,550
Countrywide Alternative Loan Trust, Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	320,598	324,806
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	190,276	189,649
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	69,073	69,090
Series 2006-AB4, Cl. A1A, 6.005% due 06/25/08	310,750	311,153
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates Trust, Series 1198-61, Cl. PL, 6.00% due 11/25/28	108,380	110,290
Series 1999-54, Cl. LH, 6.50% due 11/25/29	150,000	154,759
Series 2001-6, Cl. ZC 6.00% due 09/25/31	639,319	650,393
Series 2001-6, Cl. ZC, 6.50% due 09/25/30	382,710	394,898
Series 2001-70, Cl. LR, 6.00% due 09/25/30	81,742	81,699
Series 2001-82, Cl. ZA, 6.50% due 01/25/32	97,950	101,387
Series 2002-56, Cl. KW, 6.00% due 04/25/23	370,000	373,661
Series 2003-84, Cl. PW, 3.00% due 06/25/22	163,964	161,556
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	130,000	125,776
Series 2005-104, Cl. MC, 5.50% due 12/25/25	630,000	615,917
Series 2005-31, Cl. PB, 5.50% due 04/25/35	75,000	73,859
Series 2006-24, Cl. DB, 5.50% due 04/25/26	400,000	399,680
Series 2006-44, Cl. OA, 5.50% due 12/25/26	410,000	410,825
Series 2006-46, Cl. SW, 4.693% due 06/25/36 (c)	112,727	110,860
Series 2006-50, Cl. KS, 4.693% due 06/25/36 (c)	79,652	77,699
Series 2006-50, Cl. SA, 4.693% due 06/25/36 (c)	188,067	183,431

4

Series 2006-50, Cl. SK, 4.693% due 06/25/36 (c)	$199,863	$194,404
Series 2006-57, Cl. PA, 5.50% due 08/25/27	475,229	475,971
Series 2006-64, Cl. MD, 5.50% due 07/25/36	662,000	650,521
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security, Series 2001-15, Cl. SA, 4.48% due 03/17/31 (c)(g)	77,090	8,609
Series 2001-65, Cl. S, 2.58% due 11/25/31 (c)(g)	242,727	24,202
Series 2002-12, Cl. SB, 2.43% due 07/25/31 (c)(g)	1,066,414	92,065
Series 2002-2, Cl. SW, 2.43% due 02/25/32 (c)(g)	1,184,162	102,134
Series 2002-5, Cl. SD, 2.78% due 02/25/32 (c)(g)	786,574	64,381
Series 2002-75, Cl. SA, 2.68% due 11/25/32 (c)(g)	804,352	83,881
Series 2002-84, Cl. SA, 2.68% due 12/25/32 (c)(g)	790,023	81,145
Series 2002-96, Cl. SK, 2.68% due 04/25/32 (c)(g)	805,211	90,147
Series 2003-118, Cl. S, 2.78% due 12/25/33 (c)(g)	433,098	51,382
Series 2005-87, Cl. SE, 0.73% due 10/25/35 (c)(g)	2,116,711	81,189
Series 2005-87, Cl. SG, 1.38% due 10/25/35 (c)(g)	792,776	46,789
Series 2006-119, Cl. MS, 1.38% due 12/25/36 (c)(g)	176,130	10,423
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security, Series 2003-25, Cl. IK, 7.00% due 04/25/33 (g)	915,976	216,436
Series 2003-33, Cl. IA, 6.50% due 05/25/33 (g)	398,438	91,171
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	394,389	93,248
Series 313, Cl. 2, 6.50% due 06/01/31 (g)	899,184	206,932
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	298,130	69,641
Series 331, C1.10, 6.50% due 02/01/33 (g)	359,198	81,761
Series 342, Cl. 2, 6.00% due 09/01/33 (g)	314,127	71,754
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	245,155	55,804
Series 346, Cl. 2, 5.50% due 12/01/33 (g)	530,920	120,254
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 1590, Cl. IA, 6.425% due 10/15/23 (c)	257,531	265,229
Series 1674, Cl. Z, 6.75% due 02/15/24	324,123	336,329
Series 1897, Cl. K, 7.00% due 09/15/26	435,520	448,552
Series 2006-11, Cl. PS, 5.06% due 03/25/36 (c)	113,624	113,880
Series 2043, Cl. ZP, 6.50% due 04/15/28	183,564	189,056
Series 2173, Cl. Z, 6.50% due 07/15/29	451,140	465,235
Series 2326, Cl. ZP, 6.50% due 06/15/31	72,904	74,783
Series 2423, C1. MC, 7.00% due 03/15/32	112,835	116,872
Series 2504, Cl. FP, 5.82% due 03/15/32 (c)	270,923	274,525
Series 3025, Cl. SJ, 5.243% due 08/15/35 (c)	51,932	52,823
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security, Series 216, Cl. IO, 6.00% due 12/01/31 (g)	60,109	12,847
Series 224, Cl. IO, 6.00% due 03/01/33 (g)	191,438	42,585
Series 243, Cl. 6, 6.00% due 12/15/32 (g)	122,096	27,465
Series 3110, Cl. SL, 0.83% due 02/15/26 (g)	99,055	3,447

5

GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2005-C3, Cl. A2, 4.853% due 07/10/45	$440,000	$436,664
Government National Mortgage Association, Interest-Only Stripped Floating Mtg.-Backed Security, Series 2002-41, Cl. GS, 4.48% due 06/16/32 (c)(g)	180,450	22,742
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	304,000	304,096
5.381% due 07/10/12 (f)	240,000	241,820
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A2, 5.479% due 11/10/39	292,000	295,740
JP Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	200,000	197,867
JP Morgan Mortgage Trust, Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.716% due 02/25/32 (c)	641,361	649,090
Lehman Brothers/UBS, Commercial Mtg.Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885% due 09/15/40	160,000	159,155
Series 2007-C1, Cl. A2, 5.318% due 02/15/40	270,000	271,808
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59% due 03/15/30	78,292	78,960
Residential Accredit Loans, Inc., Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6.00% due 09/25/36	280,890	280,141
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	242,536	241,828
Residential Asset Securitization Trust, Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6.00% due 09/25/36	315,828	314,820
Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.57% due 07/25/45 (c)	58,367	58,365
Total Collateralized Mortgage Obligations (cost: $14,352,600)		$14,690,549

		market value
	face amount	(note 1)
U.S. Government Obligations — 3.92%
Fannie Mae Discount Note, 5.00% due 04/02/07	$1,000,000	$999,722
U.S. Treasury Bonds, 4.50% due 02/15/36 (k)	305,000	287,558
8.875% due 08/15/17	27,000	36,104
U.S. Treasury Notes, 4.625% due 12/31/11	74,000	74,246

6

4.625% due 02/15/17	$531,000	$529,921
4.75% due 01/31/12	475,000	479,138
Total U.S. Government Obligations (cost: $2,395,382)		$2,406,689

Foreign Government Obligations — .79%

		market value
	face amount	(note 1)
Great Britain — .79%
HBOS PLC, 6.413% Bonds due 09/29/49 (a)(c)	$500,000	$488,585
Total Foreign Government Obligations (cost: $483,784)		$488,585

Corporate Bonds and Notes — 30.37%

		market value
	face amount	(note 1)
Apparel — 1.18%
Gap (The), Inc., 6.90% Unsec. Nts. due 09/15/07	$470,000	$472,702
Limited Brands, Inc., 6.125% Sr. Unsec. Nts. due 12/01/12	250,000	253,969
Auto Manufacturers — 2.07%
Daimler Chrysler North America Holdings Corp., 5.69% Nts., Series E due 03/13/09 (c)	115,000	115,200
7.30% due 01/15/12	225,000	242,874
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts. due 09/15/10 (a)	545,000	574,071
General Motors Acceptance Corp., 8.00% Bonds due 11/01/31	195,000	209,068
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts. due 12/19/08 (a)	130,000	129,846
Banks — 1.30%
Barclays Bank PLC, 6.278% Nts., Series 1 due 12/15/49 (c)	530,000	510,374
Popular North America, Inc., 4.70% Nts. due 06/30/09	290,000	286,289
Broadcasting & Cable TV — 3.33%
British Sky Broadcasting Group PLC, 8.20% Sr. Unsec. Nts. due 07/15/09	185,000	196,710
Clear Channel Communications, Inc., 6.25% Nts. due 03/15/11	170,000	169,179
8.00% Sr. Nts. due 11/01/08	260,000	269,391

7

Comcast Corp., 6.45% Unsec. Nts. due 03/15/37	$310,000	$310,353
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts. due 07/15/08	95,000	96,306
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts. due 10/01/08	355,000	355,444
Liberty Media Corp., 7.875% Sr. Nts. due 07/15/09	65,000	68,192
Liberty Media LLC, 7.75% Sr. Nts. due 07/15/09	300,000	314,003
Univision Communications, Inc., 3.50% Sr. Unsec. Nts. due 10/15/07	185,000	182,225
3.875% Sr. Unsec. Nts. due 10/15/08	85,000	82,238
Computer Hardware — .05%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts. due 06/15/09	30,000	30,866
Department Stores — .30%
J.C. Penney Co., Inc., 9.00% Nts. due 08/01/12	80,000	92,126
May Department Stores Co., 7.90% Unsec. Debs. due 10/15/07	90,000	90,957
Diversified Financial Services — 1.14%
Goldman Sachs Capital I, 6.345% Nts. due 02/15/34	310,000	306,229
HSBC Finance Cap. Trust IX, 5.911% Nts. due 11/30/35 (c)	400,000	397,054
Electric Utilities — 3.54%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B due 09/01/10	295,000	311,397
Duke Energy Services, 6.875% Nts. due 02/01/11	220,000	231,530
FirstEnergy Corp., 7.375% Sr. Unsec. Unsub. Nts., Series C due 11/15/31	105,000	119,287
Mission Energy Holding Co., 13.50% Sr. Sec. Nts. due 07/15/08	280,000	305,200
Monongahela Power Co., 7.36% Unsec. Nts., Series A due 01/15/10	195,000	204,462
PSEG Funding Trust I, 5.381% Nts. due 11/16/07	260,000	259,770
TXU Energy Co., 6.125% Nts. due 03/15/08	165,000	166,132
TXU Energy Co. LLC, 5.85% Sr. Nts. due 09/16/08 (a)(c)(f)	305,000	304,975
Westar Energy, Inc., 7.125% Sr. Unsec. Nts. due 08/01/09	260,000	269,472

8

Entertainment — .77%
Cox Enterprises, Inc., 4.375% Nts. due 05/01/08 (a)	$320,000	$315,004
Time Warner Entertainment Co. LP, 8.375% Sr. Nts. due 07/15/33	130,000	158,012
Food Retail — 1.67%
Albertson’s, Inc., 8.00% Sr. Unsec. Debs. due 05/01/31	225,000	229,315
Delhaize America, Inc., 9.00% Unsub. Debs. due 04/15/31	195,000	234,297
Kroger Co. (The), 5.50% Unsec. Unsub. Nts. due 02/01/13	245,000	244,256
Safeway, Inc., 6.50% Sr. Unsec. Nts. due 03/01/11	305,000	316,885
Health Care Distributors & Services — .26%
HCA, Inc., 8.75% Sr. Nts. due 09/01/10	150,000	157,313
Home Builders — 2.45%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts. due 07/15/15	130,000	116,025
Centex Corp., 5.80% Sr. Unsec. Nts. due 09/15/09	55,000	55,081
D.R. Horton, Inc., 5.375% Sr. Unsec. Nts. due 06/15/12	150,000	144,301
6.125% Nts. due 01/15/14	130,000	127,569
8.00% Sr. Nts. due 02/01/09	110,000	114,082
K Hovnanian Enterprises, Inc., 6.50% Sr. Nts. due 01/15/14	27,000	24,165
KB Home, 5.75% Sr. Unsec. Unsub. Nts. due 02/01/14	275,000	245,832
Lennar Corp., 7.625% Sr. Unsec. Nts due 03/01/09	260,000	270,032
Pulte Homes, Inc., 4.875% Nts. due 07/15/09	415,000	408,935
Hotels — 1.53%
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts. due 09/01/09 (f)	330,000	344,850
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts. due 02/15/11 (f)	210,000	226,013
Hyatt Equities LLC, 6.875% Nts. due 06/15/07 (a)	250,000	250,428
Royal Caribbean Cruises Ltd., 7.00% Sr. Unsec. Unsub. Nts. due 10/15/07	67,000	67,312
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Nts. due 05/01/07	50,000	50,039

9

Industrial-Diversified — .13%
Ryder System, Inc., 5.95% due 05/02/11	$80,000	$81,470
Industrial Conglomerates — .39%
Textron Financial Corp., 6.00% Jr. Unsec. Sub. Nts. due 02/15/67 (a)(c)	240,000	240,865
Insurance — .49%
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Nts. due 08/01/33	185,000	168,979
7.125% Sr. Unsec. Nts. due 06/15/09	125,000	129,652
Integrated Oil & Gas — 1.44%
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B due 06/01/33	80,000	74,768
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts. due 02/01/11	130,000	139,414
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts. due 06/01/13	60,000	60,781
7.75% Sr. Unsec. Nts. due 02/15/12	30,000	32,790
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts. due 02/01/09	450,000	469,125
TEPPCO Partners LP, 7.625% Sr. Unsec. Nts. due 02/15/12	100,000	107,891
Integrated Telecommunication Services — 1.63%
Qwest Corp., 5.625% Unsec. Nts. due 11/15/08 (f)	32,000	32,000
Telecom Italia Capital, 4.00% Unsec. Unsub. Nts. due 01/15/10	390,000	376,791
Telefonos De Mexico SA de CV, 4.50% Nts. due 11/19/08	300,000	296,303
Telus Corp., 8.00% Nts. due 06/01/11	270,000	295,711
Life & Health Insurance — 1.23%
Prudential Holdings LLC, 8.695% Bonds, Series C due 12/18/23 (a)	380,000	478,435
Prudential Insurance Co. of America, 8.30% Nts. due 07/01/25 (a)	220,000	275,019
Lodging — .60%
MGM Mirage, Inc., 6.00% Nts. due 10/01/09	370,000	370,463
Miscellaneous-Manufacturing — .05%
Eastman Kodak Co., 3.625% Nts., Series A due 05/15/08	35,000	33,950
Office Electronics — .78%
Xerox Corp., 9.75% Sr. Unsec. Nts. due 01/15/09	450,000	482,597

10

Oil & Gas — 1.11%
El Paso Corp., 6.50% Sr. Unsec. Nts. due 06/01/08	$55,000	$55,481
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts. due 08/15/33	250,000	270,051
Williams Cos., Inc., 6.75% Credit-Linked Certificate Trust due 04/15/09 (a)(f)	350,000	357,000
Oil & Gas Exploration & Production — .31%
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1 due 06/15/10 (a)	191,389	189,330
Packaged Foods — .44%
Earthgrains Co. (The), 6.50% Nts. due 04/15/09	100,000	101,896
Heinz (H.J.) Co., 6.428% Bonds due 12/01/08 (a)	45,000	45,778
Sara Lee Corp., 2.75% Unsec. Nts. due 06/15/08	125,000	121,116
Publishing & Printing — .91%
Belo Corp., 8.00% Sr. Unsec. Unsub. Nts. due 11/01/08	210,000	217,739
Reed Elsevier Capital, Inc., 4.625% Nts. due 06/15/12	120,000	115,925
Tribune Co., 5.50% Nts., Series E due 10/06/08	225,000	223,434
Real Estate Investment Trusts — .99%
iStar Financial, Inc., 5.15% Sr. Unsec. Nts. due 03/01/12	315,000	309,003
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts. due 06/15/07	300,000	299,878
Restaurants — .28%
Yum! Brands, Inc., 7.70% Sr. Nts. due 07/01/12	155,000	170,105
Total Corporate Bonds and Notes (cost: $18,582,100)		$18,651,377
Total Securities (cost: $69,166,208) — 113.19%		$69,519,879
Other Assets and Liabilities, Net — (13.19)%		$(8,103,629)
Net Assets — 100.00%		$61,416,250

The accompanying notes are an integral part of these statements of investments.

11

Atlas California Municipal Bond Fund                                                                                                     March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

		market value
	face amount	(note 1)
Fixed Rate Bonds and Notes — 97.88%
A B C, Unified School District, Capital Appropriation, Series B, FGIC Insured, Unsec. Nts., Zero Coupon due 08/01/23	$2,000,000	$987,040
Alameda Corridor Transportation Authority Revenue, AMBAC Insured, Zero Coupon due 10/01/21	3,000,000	2,464,680
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00% due 03/01/37	6,000,000	6,077,100
Association of Bay Area Governments, Infrastructure Finance Authority, Payment Acceleration Notes, AMBAC Insured, 5.00% due 08/01/17	3,500,000	3,676,260
Association of Bay Area Governments, Financing Authority for Nonprofit Corps., Schools of Sacred Heart, Series A, 6.15% due 06/01/15	1,000,000	1,063,060
Schools of Sacred Heart, Series A, 6.45% due 06/01/30	2,600,000	2,768,194
Bay Area Rapid Transit District Refunding, Sales Tax Revenue, Series A, MBIA Insured, 5.00% due 07/01/34	3,000,000	3,166,800
Bay Area Toll Authority,Toll Bridge Revenue, Series D, 5.00% due 04/01/16	1,000,000	1,049,090
5.00% due 04/01/31	3,000,000	3,176,070
Belmont-Redwood Shores, School District, FSA Insured, 5.25% due 09/01/21	1,040,000	1,130,574
Beverly Hills, Unified School District Refunding, 5.50% due 05/01/17	1,000,000	1,137,070
5.50% due 05/01/18	990,000	1,129,521
5.50% due 05/01/20	765,000	880,155
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B, MBIA Insured, 5.25% due 07/01/19	1,000,000	1,082,280
Capistrano, Unified School District, School Facilities Improvement District No. 1, Series C, FSA Insured, 5.50% due 08/01/22	1,215,000	1,307,619
Castaic Lake, Water Agency Revenue, Certificates of Participation, Series C, MBIA Insured, 5.00% due 08/01/36	2,000,000	2,109,760
Chaffey Community College District, FSA Insured, 5.25% due 07/01/17	1,530,000	1,663,967
Chaffey High School District, Series C, FSA Insured, 5.375% due 05/01/23	2,955,000	3,187,027
Chula Vista, Industrial Development Revenue, San Diego Gas, Series D, AMT, 5.00% due 12/01/27	1,500,000	1,566,780

1

Del Mar, Race Track Authority Revenue, 5.00% due 08/15/25	$2,000,000	$2,063,400
East Bay Municipal Utility District, Water System Revenue, MBIA Insured, 5.00% due 06/01/26	3,000,000	3,113,520
El Monte, City School District, Election of 1999, Series C, FGIC Insured, 5.25% due 05/01/29	3,980,000	4,371,712
El Monte, High School District, General Obligation, FGIC Insured, 5.25% due 06/01/20	5,000,000	5,495,650
Elk Grove Finance Authority, Special Tax Revenue, AMBAC Insured, 4.125% due 09/01/20	1,000,000	988,290
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District No. 1, AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,927,215
Fontana, Unified School District, Series A, FSA Insured, 5.25% due 08/01/24	4,000,000	4,336,120
Series A, FSA Insured, 5.25% due 08/01/31	5,000,000	5,370,650
Foothill/Eastern Corridor Agency, Toll Road Revenue, MBIA Insured, 0%/5.80% due 01/15/20 (d)	3,000,000	2,960,220
MBIA Insured, 0%/5.85% due 01/15/23 (d)	3,000,000	2,951,100
5.75% due 01/15/40	7,345,000	7,702,848
Fresno, Unified School District, Series A, MBIA Insured, 6.00% due 08/01/26	3,000,000	3,626,160
Hartnell Community College District, FSA Insured, 5.25% due 06/01/25	2,755,000	3,005,953
FSA Insured, 5.25% due 06/01/26	2,900,000	3,159,521
Kaweah Delta Health Care District, MBIA Insured, 5.25% due 08/01/28	5,370,000	5,754,009
Kern High School District Refunding, Election of 2004, Series B, FSA Insured, 5.00% due 08/01/26	2,225,000	2,368,268
Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,354,308
La Quinta, Financing Authority, Local Agency Revenue, AMBAC Insured, 5.25% due 09/01/24	5,000,000	5,424,050
La Quinta, Redevelopment Agency, Tax Allocation, Project Area No. 1, AMBAC Insured, 5.00% due 09/01/21	1,000,000	1,065,730
Lodi, Unified School District, MBIA Insured, 5.00% due 08/01/19	2,990,000	3,168,533
MBIA Insured, 5.00% due 08/01/22	4,195,000	4,406,889
Long Beach, Bond Finance Authority Revenue, Housing and Gas Utilities Redevelopment, Series A-1, AMBAC Insured, 5.00% due 08/01/30	8,855,000	9,303,860
Long Beach, Unified School District, Election 1999, Series C, MBIA Insured, 5.00% due 08/01/21	2,245,000	2,331,253

2

Los Angeles, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Bunker Hill, Series A, FSA Insured, 5.00% due 12/01/22	$1,385,000	$1,464,374
Los Angeles, COP, Sonnenblick Del Rio, AMBAC Insured, 6.00% due 11/01/19	2,000,000	2,171,320
Los Angeles, Department of Water and Power Waterworks Revenue, Series A, 5.125% due 07/01/41	6,500,000	6,700,070
Series A-1, FSA Insured, 5.00% due 07/01/35	2,500,000	2,638,125
Series B, FSA Insured, 5.125% due 07/01/20	1,500,000	1,613,055
Series C, MBIA Insured, 5.25% due 07/01/18	2,350,000	2,560,983
Series C, MBIA Insured, 5.25% due 07/01/19	2,500,000	2,724,450
Los Angeles, Harbor Development Revenue, 7.60% due 10/01/18	120,000	145,342
Los Angeles, Unified School District, Series B, FSA Insured, 5.00% due 07/01/20	6,325,000	6,809,748
Los Banos, Unified School District, Election of 1995, FGIC Insured, 5.00% due 08/01/25	1,005,000	1,055,763
Manhattan Beach, Unified School District, Series A, FGIC Insured, Zero Coupon due 09/01/16	2,690,000	1,839,287
Marina, Election of 2002, AMBAC Insured, 5.25% due 08/01/35	1,000,000	1,106,710
Metropolitan Water District of Southern California Waterworks Revenue, Series B-3, MBIA Insured, 5.00% due 10/01/29	2,500,000	2,634,150
Series B-4, MBIA Insured, 4.50% due 10/01/31	2,000,000	2,002,520
Modesto High School District, Stanislaus County, Capital Appropriation, Series A, FGIC Insured, Zero Coupon due 08/01/26	4,000,000	1,702,760
Modesto Irrigation District, COP, Refunding and Capital Improvement, Series B, 5.30% due 07/01/22	2,575,000	2,576,880
Mt. Diablo, Unified School District, FSA Insured, 5.00% due 08/01/24	1,000,000	1,050,510
Napa Valley, Community College District, Election of 2002, Series B, MBIA Insured, 5.00% due 08/01/23	1,500,000	1,637,250
Natomas, Unified School District, 1999 Refunding, MBIA Insured, 5.95% due 09/01/21	1,000,000	1,175,530
North Orange County, Community College District, Election of 2002, Series B, FGIC Insured, 5.00% due 08/01/20	1,000,000	1,085,280
Northern California Power Agency Public Power Revenue Refunding, Hydroelectric Project No. 1, Series A, AMBAC Insured, 7.50% due 07/01/23	50,000	66,973

3

Oakland State Building Authority Lease Revenue, Elihu M. Harris, Series A, AMBAC Insured, 5.00% due 04/01/23	$2,330,000	$2,376,693
Oakland, Unified School District, Alameda County, FGIC Insured, 5.25% due 08/01/20	3,000,000	3,221,640
Orange County, Public Financing Authority Lease Revenue 5.00% due 06/01/18	2,000,000	2,185,420
Pacifica, COP, Street Improvement Project, AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,181,256
Pasadena, Electric Revenue, MBIA Insured, 5.00% due 06/01/19	4,625,000	4,903,055
Pomona, Unified School District, Series C, FGIC Insured, 6.00% due 08/01/25	500,000	524,820
Port of Oakland, Airport and Marina Revenue, Series M, FGIC Insured, 5.25% due 11/01/18	3,505,000	3,774,955
Puerto Rico Commonwealth, Government Development Bank, AMT, 5.25% due 01/01/15	3,000,000	3,216,660
5.00% due 07/01/27	1,000,000	1,027,630
Puerto Rico Commonwealth, Public Improvement, Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,302,287
Series A, 5.00% due 07/01/30	1,200,000	1,253,964
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,112,850
Series B, 5.25% due 07/01/32	2,000,000	2,140,500
Series C, 6.00% due 07/01/13	2,000,000	2,048,500
Unrefunded, FSA Insured, 5.125% due 07/01/30	770,000	806,436
Puerto Rico, Electric Power Authority, Power Revenue, Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,195,870
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,123,170
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,118,260
Puerto Rico, Highway & Transportation Authority, Prerefunded, Series A, 5.00% due 07/01/38	3,330,000	3,420,742
Unrefunded, Series A, 5.00% due 07/01/38	170,000	172,766
Puerto Rico, Infrastructure Financing Authority, Series A, 5.50% due 10/01/32	1,000,000	1,069,460
Special Tax Revenue, Series B, 5.00% due 07/01/23	5,000,000	5,256,750
Puerto Rico, Public Buildings Authority, Guaranteed Revenue, Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,559,842
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,262,880
Puerto Rico, Public Finance Corp., Commonwealth Appropriation, Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,814,232
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,218,940

4

Riverside, Community College District, Prerefunded, Series A, MBIA Insured, 5.50% due 08/01/29	$1,980,000	$2,212,036
Unrefunded, Series A, MBIA Insured, 5.50% due 08/01/29	20,000	21,930
Rowland, Unified School District, Election of 2000, Series B, FSA Insured, 5.25% due 08/01/23	2,115,000	2,275,042
Sacramento, Municipal Utility District, Series K, AMBAC Insured, 5.75% due 07/01/18	2,350,000	2,733,449
Sacramento, Sanitation District Financing Authority Revenue, AMBAC Insured, 5.00% due 12/01/27	1,250,000	1,296,337
Salinas, Unified High School District, Series A, MBIA Insured, 5.375% due 06/01/22	2,830,000	3,091,209
San Bernardino County, COP, Medical Center Financing Project, MBIA Insured, 5.00% due 08/01/28	3,500,000	3,557,225
San Diego, COP, Edgemoor Project and Regulation System, AMBAC Insured, 5.00% due 02/01/29	4,070,000	4,274,192
University of San Diego, 5.25% due 10/01/28	1,000,000	1,036,860
San Diego, Public Safety Communication Project, 6.50% due 07/15/09	1,525,000	1,610,324
San Diego, Unified School District, Election of 1998, Series D, FGIC Insured, 5.25% due 07/01/25	3,670,000	3,973,032
Series F-1, FSA Insured, 5.25% due 07/01/28	4,000,000	4,610,920
San Francisco City and County Airport Commission, International Airport Revenue, Prerefunded, Issue 23B, Second Series, FGIC Insured, 5.00% due 05/01/24	2,890,000	2,999,300
Unrefunded, Issue 23B, Second Series, FGIC Insured, 5.00% due 05/01/24	110,000	113,346
San Francisco City and County, COP, San Bruno Jail No. 3, AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,152,960
Series R-1, FGIC Insured, 4.00% due 06/15/19	3,435,000	3,393,986
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, 7.50% due 01/01/09	1,000,000	1,048,870
San Jose Library, Parks and Public Safety Projects, 5.00% due 09/01/21	3,830,000	4,070,447
San Jose, Unified School District, Santa Clara County, Series A, FSA Insured, 5.00% due 08/01/21	1,745,000	1,849,194
Series A, FSA Insured, 5.00% due 08/01/22	3,700,000	3,886,887
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects, Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,197,510
Sanger, Unified School District, MBIA Insured, 5.60% due 08/01/23	2,530,000	2,879,545
Santa Ana, Unified School District, MBIA Insured, 5.375% due 08/01/19	1,065,000	1,145,780

5

Santa Barbara, COP, Retirement Services, Revenue, 5.75% due 08/01/20	$2,000,000	$2,043,400
Santa Clara Valley Transportation Authority, Sales Tax Revenue, MBIA Insured, Series A, 5.00% due 06/01/18	2,000,000	2,110,580
Santa Clara, Unified School District, Election of 1997, MBIA Insured, 5.00% due 07/01/21	1,795,000	1,900,582
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A, Series B, MBIA Insured, 7.25% due 08/01/13	2,000,000	2,394,740
South Whittier, Elementary School District, Capital Appropriation, Series A, FGIC Insured, Zero Coupon due 08/01/13	500,000	391,215
Southwestern Community College, MBIA Insured, 5.00% due 08/01/25	1,220,000	1,312,403
State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,131,300
State Department of Water Resources, Power Supply Revenue, Central Valley Project, Series AC, MBIA Insured, 5.00% due 12/01/27	1,000,000	1,058,430
Central Valley Project, Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,098,420
Series A, 5.375% due 05/01/22	5,745,000	6,268,427
State Economic Recovery Series A, 5.00% due 07/01/16	5,000,000	5,265,400
State Educational Facilities Authority Revenue Refunding, Claremont Graduate University, Series A, 5.00% due 03/01/37	1,535,000	1,587,113
College of Arts, 5.75% due 06/01/25	2,000,000	2,106,360
Dominican University, 5.75% due 12/01/30	1,000,000	1,030,080
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	717,633
Lutheran University, Series C, 5.00% due 10/01/24	1,215,000	1,267,464
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	4,140,825
Scripps College, 5.00% due 08/01/31	500,000	512,490
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,095,780
University of Redlands, FGIC Insured, 5.00% due 06/01/33	2,715,000	2,855,936
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,742,162
State Health Facilities Financing Authority, Revenue Refunding, Adventist Health System, Series A, 5.00% due 03/01/33	3,000,000	3,069,270
Stanford Health Care, Series A, 5.00% due 11/15/23	2,000,000	2,078,700

6

Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/28	$1,000,000	$1,032,420
5.25% due 04/01/39	2,000,000	2,107,000
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program, Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	1,330,000	1,357,983
Series K, MBIA Insured, 6.15% due 08/01/16	285,000	290,965
State Infrastructure and Economic Development Bank, Revenue Refunding, Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	3,000,000	3,274,770
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,132,360
Kaiser Hospital, Assistance I-Limited Liablity Co., Series A, 5.55% due 08/01/31	3,500,000	3,701,600
Salvation Army West, AMBAC Insured, 5.00% due 09/01/24	2,520,000	2,687,530
Scripps Research Institute, Series A, 5.00% due 07/01/29	2,500,000	2,623,875
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,131,700
State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 4.10% due 09/01/14	1,000,000	994,740
Series A-2, AMT, 5.40% due 04/01/25	2,000,000	2,103,300
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 5.00% due 01/01/22 (c)	6,435,000	6,601,473
Series B, AMT, 5.00% due 07/01/27	3,000,000	3,057,660
Series C, AMT, 4.85% due 12/01/27	1,000,000	1,003,540
State Public Works Board, Department of Corrections, Series C, 5.50% due 06/01/23	1,000,000	1,094,340
Lease Revenue, California Community College, Series B, 5.00% due 03/01/22	1,380,000	1,480,340
Lease Revenue, Coalinga State Hospital, Series A, 5.125% due 06/01/29	2,000,000	2,099,500
Lease Revenue, Department of General Services, Butterfield, Series A, 5.25% due 06/01/24	2,400,000	2,577,744
Lease Revenue, Department of General Services, Capital East End, Series A, AMBAC Insured, 5.25% due 12/01/19	5,000,000	5,379,600
Lease Revenue, UCLA Replacement Hospital, Series A, FSA Insured, 5.375% due 10/01/17	1,700,000	1,830,084
Lease Revenue, University of California Institute, Series C, 5.00% due 04/01/20	2,375,000	2,511,278
Lease Revenue, Various University of California Institute, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,511,890

7

University of California Research, MBIA Insured, 5.00% due 11/01/25	$5,265,000	$5,577,478
State Rural Home Mortgage Finance Authority, Single-Family Revenue Refunding, Series C, FNMA Insured, AMT, 7.50% due 08/01/27	25,000	25,361
State, General Obligation 5.00% due 12/01/20	7,170,000	7,656,843
State, General Obligation, 5.00% due 02/01/17	500,000	531,425
5.00% due 07/01/17	5,000,000	5,269,450
5.00% due 05/01/19	5,000,000	5,302,300
5.00% due 08/01/22	4,100,000	4,361,826
5.50% due 06/01/25	85,000	88,806
5.25% due 02/01/28	6,000,000	6,334,560
5.25% due 02/01/29	2,000,000	2,121,380
5.00% due 02/01/32	2,500,000	2,594,625
5.50% due 11/01/33	4,600,000	5,007,008
5.25% due 04/01/34	2,000,000	2,137,280
Statewide Communities Development Authority, California Endowment, 5.00% due 07/01/33	3,000,000	3,140,670
COP, 6.00% due 08/01/28	1,800,000	1,865,178
Daughters of Charity Health, Series A, 5.25% due 07/01/30	2,000,000	2,088,280
Daughters of Charity Health, Series A, 5.25% due 07/01/35	3,000,000	3,124,080
Health Facilities, Adventist Health System, Series A, 5.00% due 03/01/35	3,000,000	3,090,840
Huntington Memorial Hospital, 5.00% due 07/01/35	3,000,000	3,116,940
John Muir Health, Series A, 5.00% due 08/15/20	1,500,000	1,588,560
Kaiser Health Plan, Series C, 5.25% due 08/01/31 (c)	2,000,000	2,116,320
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,113,880
Multi-Family Revenue, AMT, 5.05% due 01/20/41	5,000,000	5,118,900
Multi-Family Revenue, Residential-B, 5.20% due 12/01/29	2,500,000	2,567,450
Sewer & Solid Waste Facilities, Anheuser-Busch Project, 4.80% due 09/01/46	2,750,000	2,759,103
Sutter Health, Series A, 5.00% due 11/15/43	5,000,000	5,188,050
The Salk Institute Biological, MBIA Insured, 5.25% due 07/01/20	1,540,000	1,674,072
Thomas Jefferson School of Law, 4.875% due 10/01/31	2,000,000	2,040,600
Thomas Jefferson School of Law, 4.875% due 10/01/35	500,000	511,705

8

Torrance, COP, AMBAC Insured, 5.25% due 06/01/34	$3,690,000	$3,935,975
Refinancing and Public Improvement Project, Series A, AMBAC Insured, 5.00% due 06/01/34	1,310,000	1,368,125
University of California Revenue, Multi-Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/21	5,440,000	5,694,918
Series A, AMBAC Insured, 5.00% due 11/01/25	2,000,000	2,119,920
UCLA Medical Center, AMBAC Insured, 5.25% due 05/15/30	1,250,000	1,324,738
UCLA Medical Center, Series A, AMBAC Insured, 5.50% due 05/15/24	1,000,000	1,083,290
University of Puerto Rico University System Revenue Bonds, Series Q, 5.00% due 06/01/24	5,000,000	5,247,150
Upland, COP, San Antonio Community Hospital, 5.00% due 01/01/18	2,745,000	2,746,647
Upland, Unified School District, Capital Appropriation, Election of 2000, FSA Insured, 5.125% due 08/01/25	1,000,000	1,066,980
Val Verde, Unified School District, COP, FGIC Insured, 5.25% due 01/01/25	1,000,000	1,103,580
Vallejo Unified School District, Series A, MBIA Insured, 5.90% due 02/01/17	1,000,000	1,168,980
Ventura, Unified School District Refunding, FSA Insured, 5.25% due 08/01/25	3,765,000	4,135,627
West Contra Costa Healthcare District, COP, AMBAC Insured, 5.50% due 07/01/29	3,000,000	3,266,880
Westside Unified School District Refunding, Series C, AMBAC Insured, 6.00% due 08/01/14	300,000	344,958
Total Fixed Rate Bonds and Notes (cost: $497,348,602)		$515,838,485

9

		market value
	face amount	(note 1)
Variable Rate Demand Notes * — 1.23%
Pittsburg, Redevelopment Agency Tax Revenue, Los Medanos Community, Series A, AMBAC Insured, 3.69% due 09/01/35	$450,000	$450,000
State Educational Facilities Authority Revenue Refunding, Adventist Health System/West, Series A, MBIA Insured, 3.68% due 09/01/28	3,000,000	3,000,000
State Pollution Control Financing Authority, Daily Revenue, Pacific Gas & Electric Corp., Series C, 3.66% due 11/01/26	1,500,000	1,500,000
Tulare, Health Care District, Health Facilities Revenue, 3.69% due 12/01/32	1,520,000	1,520,000
Total Variable Rate Demand Notes * (cost: $6,470,000)		$6,470,000
Total Securities (cost: $503,818,602) — 99.11%		$522,308,485
Other Assets and Liabilities, Net — .89%		$4,714,186
Net Assets — 100.00%		$527,022,671

The accompanying notes are an integral part of these statements of investments.

10

Atlas Independence Eagle Bond Fund                                                                                                       March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

		Percent of
	Shares	Net Assets	Market Value
Investment in Atlas Funds — 94.65%
American Enterprise Bond Fund	1,222,197	48.25%	$11,891,977
Strategic Income Fund	2,475,514	46.40	11,436,877
Total Investment in Atlas Funds (cost: $22,762,269)			$23,328,854
Total Securities (cost: $22,762,269) — 94.65%			$23,328,854
Other Assets and Liabilities, Net — 5.35%			$1,318,285
Net Assets — 100.00%			$24,647,139

The accompanying notes are an integral part of these statements of investments.

1

Atlas National Municipal Bond Fund                                                                                                        March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Fixed Rate Bonds and Notes — 98.33%

		market value
	face amount	(note 1)
Alabama — 1.28%
Jefferson County, Limited Obligation Reserve Bond Warrants, Series A, 5.00% due 01/01/24	$2,000,000	$2,087,120
Alaska — 1.33%
Anchorage, Electric Utility Revenue Refunding, Senior Lien, MBIA Insured, 8.00% due 12/01/10	985,000	1,127,185
Conway, Public Facilities Board, Capital Improvement Revenue, Hendrix College Project, Series A, 5.00% due 10/01/26	1,000,000	1,031,510
Arizona — 4.26%
Maricopa County, Unified School District No. 69, Paradise Valley Refunding, MBIA Insured, 6.35% due 07/01/10	600,000	649,530
Phoenix, Civic Improvement Corp., Water System Revenue, FGIC Insured, 5.25% due 07/01/18	1,000,000	1,116,160
Pinal County, Unified School District # 43, Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	453,802
Salt River Project, Agricultural Improvement and Power District, Series A, 5.00% due 01/01/22	1,150,000	1,219,494
Tucson, Water Revenue, FGIC Insured, 5.50% due 07/01/17	2,250,000	2,462,850
Yavapai County Industrial Development, Waste Management, Inc., Series A-1, AMT, 4.90% due 03/01/28	1,000,000	1,017,750
Arkansas — 1.30%
Pulaski County, Hospital Revenue, Arkansas Children’s Hospital Project, AMBAC Insured, 5.00% due 03/01/35	1,000,000	1,045,850
University of Arkansas, Revenue, FGIC Insured, 5.00% due 03/01/25	1,000,000	1,059,730
California — 11.18%
A B C, Unified School District, Capital Appropriation, Series B, FGIC Insured, Zero Coupon due 08/01/24	1,715,000	806,462
Agua Caliente Band Cahuilla Indians, Revenue, 6.00% due 07/01/18	1,000,000	1,083,540
Foothill/Eastern Corridor Agency, Toll Road Revenue, 5.75% due 01/15/40	2,000,000	2,097,440
Kern, High School District, Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	591,418
State Department of Water Resources, Power Supply Revenue,, 5.375% due 05/01/22	1,000,000	1,091,110

1

State Economic Recovery, Series A, 5.00% due 07/01/16	$1,000,000	$1,053,080
State Educational Facilities Authority Revenue Refunding, Santa Clara University, MBIA Insured, 5.00% due 09/01/23	1,000,000	1,104,220
State, General Obligation, 4.75% due 09/01/28	2,485,000	2,545,609
5.00% due 07/01/17	1,500,000	1,580,835
5.00% due 12/01/20	1,000,000	1,067,900
5.00% due 10/01/22	700,000	734,265
5.00% due 02/01/32	500,000	518,925
5.50% due 11/01/33	1,200,000	1,306,176
Statewide Communities Development Authority, Thomas Jefferson School of Law, 4.875% due 10/01/31	500,000	510,150
Statewide Communities Development Authority Revenue, Daughters of Charity Health System, 5.25% due 07/01/25	990,000	1,037,164
University of California Revenue, Multiple Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,046,860
Colorado — 18.37%
Boulder County, Development Revenue, University Corp. for Atmospheric Research, MBIA Insured, 5.00% due 09/01/27	1,880,000	1,967,928
Castle Rock, Golf Enterprise Revenue, 5.10% due 12/01/22	1,000,000	1,036,080
Colorado Springs, Colorado College Project, 5.00% due 06/01/23	1,085,000	1,145,977
Colorado Springs, Utilities System Revenue, Sub-Lien Improvement, Series A, 5.00% due 11/15/33	1,000,000	1,041,690
Denver, City and County Airport Revenue, Series B, 5.00% due 11/15/33	1,000,000	1,041,690
Department of Transportation, Revenue Anticipation Nts., Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,049,520
E-470 Public Highway Authority Revenue, Capital Appreciation, Senior Series B, MBIA Insured, Zero Coupon due 09/01/21	2,000,000	1,075,320
Series C, MBIA Insured, 0%/5.00% due 09/01/17(d)	1,900,000	1,652,183
Educational and Cultural Facilities Authority Revenue, Nashville Public Radio, 5.50% due 04/01/11	410,000	436,125
Nashville Public Radio, 5.875% due 04/01/22	1,000,000	1,094,680
Prerefunded, University of Denver Project, Series B, FGIC Insured, 5.25% due 03/01/23	380,000	419,528
Regis University Project, 5.00% due 06/01/24	1,695,000	1,757,901
Unrefunded, University of Denver Project, Series B, FGIC Insured, 5.25% due 03/01/23	1,620,000	1,762,997
El Paso County School District # 20, FGIC Insured, 5.50% due 12/15/23	1,000,000	1,094,200

2

Health Facilities Authority, Evangelical Lutheran Project, 5.25% due 06/01/23	$1,000,000	$1,057,320
Evangelical Lutheran Project, 5.25% due 06/01/36	1,000,000	1,050,410
Evangelical Lutheran Project, Series A, 5.25% due 06/01/34	1,300,000	1,354,249
Vail Valley Medical Center Project, 5.75% due 01/15/22	1,770,000	1,871,315
Housing Finance Authority, Single-Family Program, Senior Series A-1, AMT, 7.40% due 11/01/27	25,000	25,055
Jefferson County, School District No. R-001, Series A, FSA Insured, 5.00% due 12/15/17	1,000,000	1,083,580
Larimer County, School District No. R-001, MBIA Insured, 5.50% due 12/15/23	1,000,000	1,104,760
Regional Transportation District, Sales Tax Revenue, Series A, AMBAC Insured, 5.00% due 11/01/20	1,000,000	1,069,780
South Suburban Parks and Recreation District Revenue, AMBAC Insured, 5.375% due 09/15/18	2,160,000	2,279,988
University of Colorado Enterprise System Revenue, FGIC Insured, 5.00% due 06/01/33	1,250,000	1,318,475
University of Colorado, COP, Master Lease Purchase Agreement, Series A, AMBAC Insured, 5.00% due 06/01/33	1,000,000	1,067,660
Connecticut — 2.36%
Mashantucket, Western Pequot Tribe, Series 2006-A, 5.50% due 09/01/36 (a)	1,000,000	1,058,720
State Health and Educational Facilities Authority Revenue, 5.125% due 07/01/27	2,700,000	2,769,930
Florida — 5.31%
Collier County, School Board, COP, FSA Insured, 5.25% due 02/15/21	1,000,000	1,113,980
Escambia, Health Facilities Authority Revenue, Ascension Health Credit, Series A, 5.25% due 11/15/11	1,000,000	1,063,540
Halifax Hospital Medical Center, Hospital Revenue, Series A, 5.00% due 06/01/38	1,000,000	1,019,830
Lee County, Airport Revenue, Series A, FSA Insured, AMT, 5.875% due 10/01/19	2,000,000	2,138,840
Miami-Dade County, Special Obligation, Capital Appreciation and Income, Series B, MBIA Insured, 0%/5.00% due 10/01/35 (d)	1,000,000	943,780
Orange County, Sales Tax, Series A, FGIC Insured, 5.125% due 01/01/21	2,200,000	2,344,540
Georgia — 1.33%
Augusta, Water and Sewer Revenue, FSA Insured, 5.25% due 10/01/39	1,000,000	1,072,290

3

Chatham County, Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 01/01/24	$1,000,000	$1,085,610
Illinois — 3.47%
Chicago, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement, 7.25% due 12/01/12	1,500,000	1,769,145
Cook County, MBIA Insured, 7.25% due 11/01/07	225,000	229,615
Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appropriation, FGIC Insured, Zero Coupon due 06/15/29	4,000,000	1,511,640
State, General Obligation, FSA Insured, 5.375% due 05/01/13	2,000,000	2,127,460
Kansas — 1.16%
Lawrence, Hospital Revenue, Lawrence Memorial Hospital, 5.125% due 07/01/36	1,000,000	1,042,190
Salina, Hospital Revenue, Salina Reginal Health Center, Inc., 5.00% due 10/01/36	825,000	849,717
Louisiana — .83%
Calcasieu Parish, Public Trust Authority, Student Lease Revenue, McNeese Student Housing Project, MBIA Insured, 5.25% due 05/01/33	1,295,000	1,353,625
Maryland — 1.28%
Health and Higher Educational Facilities Authority Revenue, John Hopkins University, Series A, 5.00% due 07/01/33	1,000,000	1,046,960
University of Maryland Medical Sysyem, Series A, 5.00% due 07/01/41	1,000,000	1,032,080
Massachusetts — 2.12%
General Obligation, Series B, FSA Insured, 5.25% due 09/01/22	2,500,000	2,823,025
Housing Finance Agency, Series F, AMT, 5.125% due 12/01/34	100,000	101,994
Industrial Finance Agency Revenue, 5.65% due 10/01/18	500,000	523,140
Michigan — 2.62%
Detroit School District, School Building and Site Improvement, Series A, FGIC Insured, 5.50% due 05/01/15	1,000,000	1,096,110
Detroit, Sewer Disposal Revenue, Senior Lien, Series A, FSA Insured, 5.00% due 07/01/23	3,000,000	3,166,020

4

Minnesota — 1.44%
Chaska, Electric Revenue, Generating Facilities, Series A, 5.25% due 10/01/20	$1,200,000	$1,286,652
State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 6-I, 5.00% due 04/01/23	1,000,000	1,056,390
Mississippi — .79%
Higher Education Assistance Corp., Student Loan Revenue, Series C, AMT, 6.05% due 09/01/07	5,000	5,006
Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Hospital, Series B-1, 5.00% due 09/01/24	1,000,000	1,026,760
Jones County, Hospital Revenue, South Central Regional Medical Center, 5.50% due 12/01/17	250,000	252,823
Missouri — .66%
Curators University, System Facility Revenue, Series A, 5.00% due 11/01/21	1,000,000	1,066,270
Nevada — .00%
Housing Division, Single-Family Mortgage Revenue, Series C, FHA Insured, AMT, 6.60% due 04/01/14	5,000	5,000
New Hampshire — .85%
Business Financing Authority, Pollution Control Revenue, Central Maine Power Co., 5.375% due 05/01/14	1,300,000	1,378,013
New Jersey — 1.40%
Garden State, Preservation Trust of New Jersey, Open Space and Farmland 2005, Series A, FSA Insured, 5.80% due 11/01/19	1,000,000	1,140,600
Series A, FSA Insured, 5.80% due 11/01/23	1,000,000	1,143,270
New York — 10.53%
Highway Authority, Service Contract Revenue, Local Highway and Bridge, Prerefunded, 5.00% due 04/01/17	205,000	209,106
Unrefunded, 5.00% due 04/01/17	795,000	811,663
Hudson Yards Infrastructure Corp., Revenue, Series A, MBIA Insured, 4.50% due 02/15/47	1,500,000	1,479,120
Long Island Power Authority, Electric System Revenue, 5.00% due 06/01/08	1,500,000	1,522,380
Metropolitan Transportation Authority, Service Contract, Series A, 5.10% due 01/01/21	1,110,000	1,172,648
Series A, 5.125% due 01/01/29	1,000,000	1,050,340
Series A, 5.75% due 01/01/18	1,000,000	1,146,000
Metropolitan Transportation Authority, Transportation Facilities Revenue, Series 8, 5.375% due 07/01/21	1,000,000	1,096,190

5

New York City, General Obligation, Prerefunded, Series L, 5.75% due 08/01/12	$240,000	$244,018
Unrefunded, Series L, 5.75% due 08/01/12	260,000	264,176
New York City, Industrial Development Agency Revenue, Queens Baseball Stadium, AMBAC Insured, 5.00% due 01/01/26	1,000,000	1,068,370
New York City, Municipal Water Finance Authority, Water and Sewer Systems Revenue, Prerefunded, Series B, 6.00% due 06/15/33	625,000	675,800
Unrefunded, Series B, 6.00% due 06/15/33	375,000	403,466
New York City, Transitional Finance Authority Revenue, Prerefunded, Future Tax, Series B, 5.00% due 05/01/30	35,000	37,320
Unrefunded, Future Tax, Series B, 5.00% due 05/01/30	965,000	1,003,532
New York State Dormitory Authority, State Personal Income Tax Revenue, Education, Series C, 5.00% due 12/15/23	1,585,000	1,699,516
New York State Thruway Authority, Series G, FSA Insured, 5.25% due 01/01/27	2,000,000	2,169,740
Sales Tax Asset Receivable Corporation, Series A, AMBAC Insured, 5.00% due 10/15/32	1,000,000	1,056,530
North Carolina — 3.20%
Eastern Municipal Power Agency, Power System Revenue, Series C, 5.375% due 01/01/17	1,000,000	1,060,480
Series D, 5.125% due 01/01/23	500,000	519,500
Series D, 5.125% due 01/01/26	450,000	467,784
Facilities Financing Agency Revenue, Duke University Project, Series A, 5.125% due 07/01/42	2,000,000	2,138,660
Municipal Power Agency, Series B, 6.375% due 01/01/08	1,000,000	1,018,860
Ohio — 3.32%
Cuyahoga, Refunding Revenue Bonds, Series A, 5.50% due 01/01/29	1,000,000	1,067,370
Lakota, Local School District, AMBAC Insured, 7.00% due 12/01/09	1,740,000	1,885,481
Ohio, Housing Finance Agency Multi-Family Housing Revenue, AMT, 4.75% due 10/20/15	545,000	555,895
Steubenville, Hospital Revenue, Facilities Refunding and Improvement, Trinity Health System, 6.50% due 10/01/30	1,750,000	1,887,533
Pennsylvania — 3.63%
Allegheny County, Higher Education Building Authority, University Revenue, Duquesne University, Series B, 5.00% due 03/01/19	1,510,000	1,617,376

6

Lehigh County, Industrial Development Authority, Pollution Control Revenue, PPL Electric Utilities Corp., FGIC Insured, 4.75% due 02/15/27	$500,000	$511,850
Monroe County, Hospital Authority Revenue, Pocono Medical Center, 6.00% due 01/01/43	1,000,000	1,074,570
State, General Obligation, 5.00% due 01/01/18	2,500,000	2,696,350
Puerto Rico — 4.02%
Commonwealth, Public Improvement, Series A, FGIC Insured, 5.50% due 07/01/18	2,000,000	2,285,180
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	556,425
Series B, 5.25% due 07/01/32	500,000	535,125
Series C, 6.00% due 07/01/13	1,000,000	1,024,250
Infrastructure Financing Authority, Series A, 5.50% due 10/01/32	1,000,000	1,069,460
Public Buildings Authority Revenue, Government Facilities, Prerefunded, Series D, 5.25% due 07/01/27	730,000	783,166
Unrefunded, Series D, 5.25% due 07/01/27	270,000	282,963
Rhode Island — .96%
Health and Educational Building Corp. Revenue, Higher Education Facility, Salve Regina University, 5.125% due 03/15/32	1,500,000	1,554,600
South Carolina — 1.62%
Newberry County School District, 5.00% due 12/01/30	1,000,000	1,033,330
Richland County, School District # 002, Series A, 5.00% due 04/01/17	1,500,000	1,606,110
Texas — 2.92%
Alliance Airport Authority, Inc., Special Facilities Revenue, Fedex Corp. Project, AMT, 4.85% due 04/01/21	1,000,000	1,019,000
Dallas-Fort Worth, International Airport Revenue, Refunding and Improvement, Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,584,360
Lower Colorado River Authority, Transmission Contract Revenue, FGIC Insured, 5.00% due 05/15/25	1,000,000	1,031,110
Red River Education Finance Corp., Hockaday School, 5.00% due 05/15/25	1,065,000	1,111,903
Virginia — 2.43%
Charles City County, Industrial Development Authority, Waste Management Virginia, Inc., Project, AMT, 4.875% due 02/01/09	1,000,000	1,011,050

7

Chesterfield County, Industrial Development Authority, Pollution Control Revenue, Virginia Electric and Power Co., 5.875% due 06/01/17	$1,500,000	$1,615,815
Virginia College, Educational Facilities Revenue, Hampton University Project, 5.00% due 04/01/18	1,300,000	1,323,452
Washington — 1.96%
Port of Seattle, Revenue, Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,048,630
Seattle, General Obligation, 5.00% due 08/01/21	2,000,000	2,131,720
Wisconsin — .40%
Superior, Limited Obligation Revenue Refunding, Midwest Energy Resources, Series E, FGIC Insured, 6.90% due 08/01/21	500,000	646,400
Total Fixed Rate Bonds and Notes (cost: $153,573,293)		$159,814,784

		market value
	face amount	(note 1)
Variable Rate Demand Notes * — 1.05%
Minnesota — .43%
Arden Hills, Housing and Health Care Facilities Revenue, Presbyterian Homes, Series A, 3.84% due 09/01/29	$700,000	$700,000
Texas — .62%
Harris County, Health Facilities Development Authority, Medical Center Project, 3.77% due 05/01/35	1,000,000	1,000,000
Total Variable Rate Demand Notes * (cost: $1,700,000)		$1,700,000
Total Securities (cost: $155,273,293) — 99.38%		$161,514,784
Other Assets and Liabilities, Net — .62%		$1,006,645
Net Assets — 100.00%		$162,521,429

The accompanying notes are an integral part of these statements of investments.

8

Atlas Strategic Income Fund                                                                                                                       March  31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Asset-Backed Securities — 1.62%

	face amount or units (i & j)	market value (note 1)
Automobile — .16%
AESOP Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl. A2, 5.38% due 04/20/09 (a)(c)	$70,000	$69,988
Capital Auto Receivables Asset Trust, Automobile Loan Asset-Backed Nts., Series 2004-2, Cl. A3, 3.58% due 01/15/09	250,000	248,048
Ford Credit Auto Owner Trust, Automobile Installment Sales, Series 2005-A, Cl. A3, 3.48% due 11/15/08	70,107	69,756
Taganka Car Loan Finance PLC, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C, 8.62% due 11/14/13 (a)(c)(f)	120,000	120,000
Diversified Financial Services — .17%
Master Asset-Backed Securities Trust, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 5.42% due 08/25/36 (c)(f)	250,000	249,851
Start CLO Ltd., Credit Linked Asset-Backed Securities, Series 2006-3A, Cl. F, 22.353% due 06/07/11 (a)(c)(f)	160,000	160,000
Structured Asset Securities Corp., Series 2003-25XS, Cl. A4, 4.51% due 08/25/33	2,937	2,926
Series 2005-4XS, Cl. 3A1, 5.18% due 03/25/35	123,563	123,278
Home Equity — 1.29%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.50% due 11/25/35 (c)	120,000	120,031
Argent Securities Trust, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 5.80% due 05/25/34 (c)	313,087	314,097
Series 2006-M3, Cl. A2B, 5.42% due 10/25/36 (c)(f)	100,000	99,820
Series 2006-W5, Cl. A2B, 5.42% due 06/25/36 (c)	180,000	179,828
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates, Series 2005-D, Cl. AF1, 5.04% due 10/25/35	20,058	19,982
Series 2006-A, Cl. AV2, 5.42% due 06/25/36 (c)	220,000	219,913
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations, Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	117,822	116,965
Series 2006-WF1, Cl. A2B, 5.536% due 03/01/36	60,000	59,797
Series 2006-WFH3, Cl. A2, 5.42% due 10/25/36 (c)(f)	110,000	109,935
Countrywide Asset-Backed Certificates Trust, Series 2005-10, Cl. AF1, 5.48% due 02/25/36 (c)	40,479	40,482
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36	290,000	288,956
Series 2005-17, Cl. 1AF1, 5.52% due 05/25/36 (c)	68,245	68,248
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36	60,000	59,774
Series 2006-25, Cl. 2A2, 5.44% due 06/25/37 (c)	180,000	179,847

First Franklin Mortgage Loan Trust, Mtg.Pass-Through Certificates, Series 2005-FF10, Cl. A3, 5.53% due 11/25/35 (c)	$350,000	$350,095
Series 2006-FF10, Cl. A3, 5.41% due 07/25/36 (c)	170,000	169,895
Series 2006-FF5, Cl. 2A1, 5.37% due 04/25/36 (c)	77,830	77,833
Series 2006-FF9, Cl. 2A2, 5.43% due 06/25/36 (c)	90,000	89,965
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates, Series 2005-3, Cl. A1, 5.58% due 01/20/35 (c)	101,568	101,524
Series 2006-4, Cl. A2V, 5.43% due 03/20/36 (c)(f)	70,000	69,942
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	110,883	110,162
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	112,922	112,437
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-WMC6, Cl. A2B, 5.58% due 07/25/35 (c)	110,000	110,093
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 5.42% due 07/25/36 (c)	290,000	289,837
Popular Asset-Backed Securities, Mtg. Pass-Through Certificates, Series 2005-2, Cl. AF2, 4.415% due 04/25/35	76,723	76,216
Series 2005-6, Cl. A3, 5.68% due 01/25/36	90,000	90,308
Residential Asset Mortgage Products, Inc., Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	88,348	87,768
Series 2006-RS4, Cl. A1, 5.40% due 07/25/36 (c)	80,137	80,136
Residential Asset Securities Corp., Home Equity Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 5.42% due 09/25/36 (c)	210,000	209,885
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1, 5.38% due 04/25/36 (c)	63,522	63,507
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42% due 07/25/36 (c)	170,000	169,859
Other ABS — .00%
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations, Series 2000-A, Cl. B, Zero Coupon due 08/15/25 (a)(c)(f)(r)	455,016	4,550
Total Asset-Backed Securities (cost: $5,646,089)		$5,185,534

Mortgage-Backed Obligations — 13.44%

	face amount or units (i & j)	market value (note 1)
Government-Sponsored Enterprises — 13.44%
Fannie Mae,
4.50% due 05/01/18	$336,456	$326,622
4.50% due 09/01/18	1,442,209	1,400,052
4.50% due 01/01/19	497,771	483,221
4.50% due 11/01/19	374,255	362,813
4.50% due 11/01/19	276,355	267,674
4.50% due 06/01/20 (q)	1,119,216	1,085,000
4.50% due 07/01/20	396,544	384,421
4.50% due 08/01/20	373,313	362,401
4.50% due 12/01/20 (l)	514,169	498,450
5.00% due 12/01/17	253,413	250,690
5.00% due 12/01/17	1,406,200	1,391,092
5.00% due 02/01/18	147,427	145,779
5.00% due 02/01/18	182,276	180,318
5.00% due 03/01/18	136,909	135,379
5.00% due 03/01/18	311,319	307,839
5.00% due 03/01/18	123,333	121,955
5.00% due 04/01/18	156,552	154,802
5.00% due 04/01/18	899,834	889,776
5.00% due 06/01/18	125,212	123,813
5.00% due 06/01/18 (k)	113,379	112,112
5.00% due 06/01/18	614,795	607,923
5.00% due 07/01/18	158,449	156,747
5.00% due 04/01/22 (n)	2,818,000	2,778,373
5.00% due 04/01/33	729,002	706,184
5.00% due 06/01/33	52,392	50,752
5.00% due 07/01/33	449,063	435,008
5.00% due 08/01/33	812,299	786,874
5.00% due 08/01/33	90,643	87,806
5.00% due 11/01/33	885,067	857,365
5.00% due 01/01/34	271,682	263,178
5.00% due 03/01/34	299,101	289,740
5.00% due 04/01/37 (n)	718,000	693,543
5.50% due 04/01/22 (n)	871,000	872,906
5.50% due 02/01/33	410,479	407,115
5.50% due 03/01/33	105,629	104,763
5.50% due 07/01/33	186,501	184,973
5.50% due 10/01/33	1,380,743	1,369,429
5.50% due 11/01/33	678,555	672,994
5.50% due 12/01/33	55,275	54,822
5.50% due 12/01/33	72,199	71,608
5.50% due 12/01/33	135,344	134,235
5.50% due 12/01/33	58,648	58,168
5.50% due 01/01/34	165,164	163,810

5.50% due 04/01/37 (n)	$2,805,000	$2,775,197
6.00% due 05/15/11	2,165,000	2,257,437
6.00% due 04/01/22 (n)	2,970,000	3,018,262
6.00% due 07/01/24	167,435	169,835
6.00% due 11/01/29	726,395	735,593
6.00% due 09/01/32	568,992	576,147
6.00% due 11/01/32	194,883	197,524
6.00% due 04/01/33	840,369	850,405
6.00% due 11/01/33	237,525	240,512
6.50% due 06/01/17	494,662	507,046
6.50% due 05/01/29	27,662	28,525
6.50% due 08/01/29	69,646	71,817
6.50% due 12/01/29	751,589	775,485
6.50% due 10/01/30	34,196	35,282
6.50% due 04/01/31	144,026	148,602
6.50% due 11/01/31	310,667	319,304
6.50% due 04/01/37 (n)	3,131,000	3,193,620
7.00% due 11/01/17	174,065	179,545
7.00% due 01/01/30	117,930	122,845
7.00% due 12/01/32	620,183	646,032
7.00% due 04/01/33	319,911	333,193
7.00% due 04/01/34	646,226	673,524
7.50% due 09/01/32	155,919	163,440
7.50% due 01/01/33	359,389	376,877
8.50% due 07/01/32	3,523	3,794
Freddie Mac,
4.50% due 05/01/19	138,064	133,955
4.50% due 07/01/19	162,343	157,373
5.00% due 08/01/33	588,866	570,601
5.00% due 04/01/37 (n)	260,000	251,225
6.00% due 10/01/22	410,944	418,118
6.00% due 07/01/24	322,549	327,349
6.00% due 09/01/24	137,205	139,247
6.50% due 04/01/18	74,510	76,370
6.50% due 04/01/21	394,861	404,790
6.50% due 02/01/22	109,901	113,250
6.50% due 09/01/22	109,597	112,936
7.00% due 06/01/29	297,699	309,796
7.00% due 03/01/31	83,867	87,123
7.00% due 10/01/31	102,015	105,975
7.50% due 01/01/32	399,327	418,599
Government National Mortgage Association,
7.00% due 03/15/28	36,851	38,549
7.00% due 03/15/28	29,335	30,688
7.00% due 07/15/28	48,889	51,142
Total Mortgage-Backed Obligations (cost: $42,979,054)		$42,939,454

	face amount or units (i & j)	market value (note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) — 3.55%
Fannie Mae,
Nts., 4.75% due 12/15/10	$255,000	$254,360
Unsec. Nts., due 10/05/07 (k)	2,440,000	2,375,948
Unsec. Nts., 4.25% due 07/15/07	740,000	737,835
Unsec. Nts., 5.00% due 10/15/11	1,900,000	1,911,375
Unsec. Nts., 5.00% due 02/13/17 (k)	540,000	538,922
Unsec. Nts., Series B, 7.25% due 01/15/10	755,000	802,339
Freddie Mac,
Unsec. Bonds, Series 2, 5.00% due 02/20/09	155,000	155,303
Unsec. Nts., 4.75% due 03/05/12	3,840,000	3,823,296
Unsec. Nts., 6.625% due 09/15/09	700,000	728,351
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $11,380,758)		$11,327,729

	face amount or units (i & j)	market value (note 1)
Collateralized Mortgage Obligations — 7.74%
Banc of America Funding Corp., Series 2004-2, Cl. 2A1, 6.50% due 07/20/32	$155,852	$158,595
Banc of America Mortgage Securities, Inc., Pass-Through Certificates, Series 2004-8, Cl. 5A1, 6.50% due 05/25/32	123,810	125,048
Series 2005-3, Cl. A2, 4.501% due 07/10/43	240,000	235,613
Series 2005-E, Cl. 2A2, 4.974% due 06/25/35 (c)	7,382	7,371
Series 2006-5, Cl. A2, 5.317% due 10/10/11	315,000	316,982
ChaseFlex Trust Pass-Through Certificates, Series 2006-2, Cl. A1B, 5.42% due 09/25/36 (c)(f)	114,724	114,755
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.205% due 12/11/49	400,000	402,000
Countrywide Alternative Loan Trust, Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	342,808	347,308
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	79,470	81,095
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	232,559	231,793
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	74,829	74,847
Series 2006-AB4, Cl. A1A, 6.005% due 06/25/08	411,744	412,278
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-CF2, Class A1B, 6.24% due 11/12/31	264,729	267,499
Fannie Mae Whole Loan, Pass-Through Certificates, Series 2004-W9, Cl. 2A2, 7.00% due 02/25/44	134,379	138,954

Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates Trust, Series 2002-66, Cl. FG, 6.32% due 09/25/32 (c)	$507,637	$516,473
Series 2002-84, Cl. FB, 6.32% due 12/25/32 (c)	507,632	521,679
Series 2003-11, Cl. FA, 6.32% due 09/25/32 (c)	507,682	521,716
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates Trust, Series 1996-35, Cl. Z, 7.00% due 07/25/26	202,704	209,216
Series 1999-14, Cl. MB, 6.50% due 04/25/29	127,290	131,348
Series 1999-54, Cl. LH, 6.50% due 11/25/29	190,000	196,028
Series 2000-29, Cl. F, 6.32% due 04/25/32 (c)	114,994	118,567
Series 2001-44, Cl. QC, 6.00% due 09/25/16	439,372	446,979
Series 2001-50, Cl. NE, 6.00% due 08/25/30	12,376	12,390
Series 2001-51, Cl. OD, 6.50% due 10/25/31	217,001	222,176
Series 2001-69, Cl. PF, 6.32% due 12/25/31 (c)	220,000	224,935
Series 2001-70, Cl. LR, 6.00% due 09/25/30	25,950	25,936
Series 2001-72, Cl. NH, 6.00% due 04/25/30	2,827	2,818
Series 2001-74, Cl. PD, 6.00% due 05/25/30	2,101	2,093
Series 2001-80, Cl. ZB, 6.00% due 01/25/32	246,453	250,804
Series 2001-82, Cl. ZA, 6.50% due 01/25/32	97,950	101,387
Series 2002-64, Cl. FJ, 6.32% due 04/25/32	34,779	35,609
Series 2002-64, Cl. FJ, 6.32% due 08/25/32 (c)	228,949	235,728
Series 2002-68, Cl. FH, 5.82% due 10/18/32 (c)	74,643	75,765
Series 2003-116, Cl. FA, 5.72% due 11/25/33	45,367	45,676
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	521,000	511,955
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	246,000	241,615
Series 2003-81, Cl. PU, 4.00% due 03/25/25	227,470	223,640
Series 2003-84, Cl. AJ, 3.00% due 04/25/13	290,627	285,304
Series 2003-84, Cl. PW, 3.00% due 06/25/22	171,772	169,249
Series 2004-101, Cl. BG, 5.00% due 01/25/20	212,000	208,488
Series 2004-52, Cl. JR, 4.50% due 07/25/24	438,556	434,042
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	140,000	135,451
Series 2006-24, Cl. DB, 5.50% due 04/25/26	540,000	539,568
Series 2006-44, Cl. OA, 5.50% due 12/25/26	440,000	440,885
Series 2006-46, Cl. SW, 4.693% due 06/25/36 (c)	215,291	211,725
Series 2006-50, Cl. KS, 4.693% due 06/25/36 (c)	79,652	77,699
Series 2006-50, Cl. SA, 4.693% due 06/25/36 (c)	79,465	77,506
Series 2006-50, Cl. SK, 4.693% due 06/25/36 (c)	278,070	270,476
Series 2006-57, Cl. PA, 5.50% due 08/25/27	543,119	543,967
Series 2006-64, Cl. MD, 5.50% due 07/25/36	311,000	305,607
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security, Series 2001-61, Cl. SH, 2.58% due 11/18/31 (c)(g)	264,800	26,518
Series 2001-63, Cl. SD, 2.58% due 12/18/31 (c)(g)	72,437	7,257
Series 2001-68, Cl. SC, 2.58% due 11/25/31 (c)(g)	50,256	4,828
Series 2001-81, Cl. S, 2.63% due 01/25/32 (c)(g)	50,544	4,893
Series 2002-28, Cl. SA, 2.48% due 04/25/32 (c)(g)	39,499	3,620
Series 2002-38, Cl. SO, 1.68% due 04/25/32 (c)(g)	57,063	3,273
Series 2002-39, Cl. SD, 2.68% due 03/18/32 (c)(g)	57,385	4,904

Series 2002-48, Cl. S, 2.68% due 07/25/32 (c)(g)	$62,926	$6,017
Series 2002-52, Cl. SL, 2.68% due 09/25/32 (c)(g)	39,191	3,776
Series 2002-53, Cl. SK, 2.78% due 04/25/32 (c)(g)	35,519	3,319
Series 2002-56, Cl. SN, 2.68% due 07/25/32 (c)(g)	86,750	8,715
Series 2002-77, Cl. IS, 2.78% due 12/18/32 (c)(g)	97,219	8,814
Series 2002-77, Cl. SH, 2.78% due 12/18/32 (c)(g)	62,252	6,087
Series 2002-9, Cl. MS, 2.78% due 03/25/32 (c)(g)	74,968	7,291
Series 2003-118, Cl. S, 2.78% due 12/25/33 (c)(g)	457,989	54,335
Series 2003-33, Cl. SP, 2.93% due 05/25/33 (c)(g)	271,344	34,146
Series 2003-4, Cl. S, 2.93% due 02/25/33 (c)(g)	137,816	15,977
Series 2005-40, Cl. SA, 1.38% due 05/25/35 (c)(g)	872,546	42,264
Series 2005-40, Cl. SB, 1.43% due 05/25/35 (c)(g)	314,373	16,837
Series 2005-71, Cl. SA, 1.43% due 08/25/25 (c)(g)	345,327	19,966
Series 2005-87, Cl. SE, 0.73% due 10/25/35 (c)(g)	2,486,433	95,370
Series 2005-87, Cl. SG, 1.38% due 10/25/35 (c)(g)	735,119	43,386
Series 2006-119, Cl. MS, 1.38% due 12/25/36 (c)(g)	340,015	20,122
Series 2006-33, Cl. SP, 1.88% due 05/25/36 (c)(g)	1,513,398	129,407
Series 2006-75, Cl. SA, 1.15% due 08/25/36 (c)(g)	944,216	49,509
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security, Series 2003-13, Cl. IO, 7.00% due 03/25/33 (g)	247,023	56,459
Series 2003-26, Cl. IK, 7.00% due 04/25/33 (g)	114,147	26,646
Series 2003-46, Cl. IH, 5.50% due 06/25/33 (g)	1,231,143	248,918
Series 2005-105, Cl. S, 1.38% due 12/25/35 (g)	574,594	33,696
Series 2006-90, Cl. SX, 1.91% due 09/25/36 (g)	614,584	36,487
Series 202-89, Cl. S, 2.88% due 01/25/33 (g)	200,152	18,716
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	46,973	11,017
Series 240, Cl. IO, 7.00% due 09/01/23 (g)	80,055	18,435
Series 247, Cl. 2, 7.50% due 10/01/23 (g)	270,213	69,840
Series 301, Cl. 2, 6.50% due 04/01/29 (g)	80,912	18,228
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	45,973	10,739
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	203,762	47,631
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	389,784	87,501
Series 324, Cl. 2, 6.50% due 07/01/32 (g)	274,816	63,810
Series 329, Cl. 2, 5.50% due 01/01/33 (g)	309,077	70,362
Series 334, Cl. 12, 6.00% due 02/01/33 (g)	433,213	100,170
Series 342, Cl. 2, 6.00% due 09/01/33 (g)	1,150,490	262,801
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	113,294	25,789
Series 346, Cl. 2, 5.50% due 12/01/33 (g)	346,579	78,501
Series 350, Cl. 2, 5.50% due 02/01/34 (g)	510,025	115,589
Series 362, Cl. 12, 6.00% due 08/01/35 (g)	198,906	43,944
Series 362, Cl. 13, 6.00% due 08/01/35 (g)	110,515	24,105
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates, Series 151, Cl. F, 9.00% due 05/15/21	18,058	18,000
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 1360, Cl. PZ, 7.50% due 09/15/22	403,650	426,294
Series 1674, Cl. Z, 6.75% due 02/15/24	395,430	410,322
Series 2006-11, Cl. PS, 5.06% due 03/25/36 (c)	148,244	148,578
Series 2034, Cl. Z, 6.50% due 02/15/28	51,461	52,809
Series 2043, Cl. ZP, 6.50% due 04/15/28	193,225	199,006

Series 2053, Cl. Z, 6.50% due 04/15/28	$53,610	$54,932
Series 2055, Cl. ZM, 6.50% due 05/15/28	80,955	82,497
Series 2080, Cl. Z, 6.50% due 08/15/28	137,712	141,078
Series 2326, Cl. ZP, 6.50% due 06/15/31	64,804	66,474
Series 2344, Cl. FP, 6.27% due 08/15/31 (c)	129,828	132,480
Series 2387, Cl. PD, 6.00% due 04/15/30	19,674	19,675
Series 2427, Cl. ZM, 6.50% due 03/15/32	259,527	266,941
Series 2435, Cl. EQ, 6.00% due 05/15/31	360,000	362,330
Series 2451, Cl. FD, 6.32% due 03/15/32 (c)	101,255	103,593
Series 2453, Cl. BD, 6.00% due 05/15/17	196,834	200,538
Series 2461, Cl. PZ, 6.50% due 06/15/32	269,396	282,582
Series 2464, Cl. FI, 6.32% due 02/15/32 (c)	105,254	107,929
Series 2470, Cl. AF, 6.32% due 03/15/32	167,848	172,129
Series 2470, Cl. LF, 6.32% due 02/15/32 (c)	108,594	111,431
Series 2471, Cl. FD, 6.32% due 03/15/32	195,600	200,918
Series 2500, Cl. FD, 5.82% due 03/15/32 (c)	24,605	24,839
Series 2517, Cl. GF, 6.32% due 02/15/32 (c)	90,671	93,406
Series 2526, Cl. FE, 5.72% due 06/15/29 (c)	30,827	31,097
Series 2551, Cl. FD, 5.72% due 01/15/33 (c)	23,325	23,536
Series 2583, Cl. KA, 5.50% due 03/15/22	21,402	21,359
Series 2641, Cl. CE, 3.50% due 09/15/25	191,751	187,165
Series 2676, Cl. TF, 5.92% due 01/15/32 (c)	161,543	163,920
Series 2727, Cl. UA, 3.50% due 10/15/22	107,603	105,763
Series 2736, Cl. DB, 3.30% due 11/15/26	832,147	807,069
Series 2777, Cl. PJ, 4.00% due 05/15/24	112,468	110,915
Series 2934, Cl. NA, 5.00% due 04/15/24	286,558	285,228
Series 3025, Cl. SJ, 5.243% due 08/15/35 (c)	181,761	184,882
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security, Series 2074, Cl. S, 3.38% due 07/17/28 (c)(g)	31,412	3,153
Series 2079, Cl. S, 3.38% due 07/17/28 (c)(g)	50,502	5,567
Series 2526, Cl. SE, 2.78% due 06/15/29 (c)(g)	76,105	3,668
Series 2819, Cl. S, 2.28% due 06/15/34 (c)(g)	650,321	50,145
Series 2920, Cl. S, 1.38% due 01/15/35 (c)(g)	466,628	21,808
Series 3000, Cl. SE, 0.83% due 07/15/25 (c)(g)	552,742	21,117
Series 3004, Cl. SB, 0.83% due 07/15/35 (c)(g)	806,437	29,061
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security, Series 177, Cl. IO, 7.00% due 07/01/26 (g)	126,707	27,655
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	24,247	5,715
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	28,740	6,358
Series 205, Cl. IO, 7.00% due 09/01/29 (g)	141,010	31,603
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	109,600	23,991
Series 216, Cl. IO, 6.00% due 12/01/31 (g)	80,145	17,129
Series 224, Cl. IO, 6.00% due 03/01/33 (g)	251,497	55,945
Series 243, Cl. 6, 6.00% due 12/15/32 (g)	159,665	35,916
Series 3110, Cl. SL, 0.83% due 02/15/26 (g)	132,074	4,596
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2005-C3, Cl. A2, 4.853% due 07/10/45	140,000	138,939

GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	$24,697	$24,682
Government National Mortgage Association, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2000-12, Cl. ZA, 8.00% due 02/16/30	793,341	854,990
Series 2000-7, Cl. Z, 8.00% due 01/16/30	242,868	259,833
Series 2001-62, Cl. KZ, 6.50% due 12/16/31	458,164	476,301
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security, Series 1998-19, Cl. SB, 3.38% due 07/16/28 (c)(g)	101,449	10,638
Series 1998-6, Cl. SA, 3.17% due 03/16/28 (c)(g)	61,447	6,219
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305% due 08/10/42	170,000	166,721
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	160,000	160,051
5.381% due 07/10/12 (f)	320,000	322,426
JP Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	60,000	59,043
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	210,000	207,760
Series 2007-LDPX, Cl. A2S, 5.305% due 01/15/49	340,000	340,690
Lehman Brothers/UBS, Commercial Mtg.Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885% due 09/15/40	170,000	169,102
Series 2007-C1, Cl. A2, 5.318% due 02/15/40	350,000	352,344
Master Alternative Loan Trust, Collateralized Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6.00% due 07/25/34	192,325	192,174
Series 2004-9, Cl. A3, 4.70% due 08/25/34	76,634	75,947
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates, Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	55,585
NC Finance Trust, Pass-Through Certificates, Series 1999-1, Cl. D, 1.028% due 01/25/29 (f)	54,708	11,489
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59% due 03/15/30	97,866	98,700
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15 (a)	191,000	205,049
Residential Accredit Loans, Inc., Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6.00% due 09/25/36	295,295	294,507
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	282,958	282,133

Residential Asset Securitization Trust, Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6.00% due 09/25/36	$324,364	$323,328
Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.673% due 05/25/35 (c)	59,407	59,322
Series 2005-AR8, Cl. 2AB1, 5.57% due 07/25/45 (c)	62,392	62,390
Total Collateralized Mortgage Obligations (cost: $25,027,336)		$24,732,158

	face amount	market value
	or units (i & j)	(note 1)
U.S. Government Obligations — .37%
Residual Funding Corp., Strip Principal, Zero Coupon due 01/15/21	$1,910,000	$950,513
U.S. Treasury Bonds, 4.50% due 02/15/36	45,000	42,427
U.S. Treasury STRIPS, Zero Coupon due 02/15/16	310,000	205,134
Total U.S. Government Obligations (cost: $1,192,521)		$1,198,074

Foreign Government Obligations — 25.30%

	face amount	market value
	or units (i & j)	(note 1)
Argentina — 2.37%
Argentina (Republic of), 2.00% Bonds due 09/30/14 (ARS)	$621,000	$222,113
5.475% Bonds due 08/03/12 (c)	2,134,500	2,021,360
7.00% Bonds, Series V, due 03/28/11	3,639,000	3,484,676
7.00% Bonds, Series VII, due 09/12/13	1,465,000	1,403,737
Buenos Aires (Province of), 1.163% Bonds, Bonos de Consolidacion de Deudas, Series PBA1, due 04/01/07 (ARS) (f)(r)	47	16
Central Bank of Argentina, 2.00% Bonds due 02/04/18 (ARS)	828,000	444,361
Australia — 1.11%
New South Wales Treasury Corp., 5.50% Nts., Series 17RG, due 03/01/17 (AUD)	1,255,000	963,874
8.00% Gtd. Bonds due 03/01/08 (AUD)	3,155,000	2,586,422
Belgium — 1.29%
Belgium (Kingdom of), Zero Coupon Treasury Bills due 05/10/07 (EUR)	2,650,000	3,526,504
5.00% Nts., Series 44, due 03/28/35 (EUR)	405,000	600,250

Brazil — 2.33%
Brazil (Federal Republic of), 6.00% Bonds due 01/17/17	$645,000	$651,450
8.00% Bonds due 01/15/18	2,220,000	2,507,490
8.75% Bonds due 02/04/25	505,000	648,925
8.875% Bonds due 10/14/19	1,316,000	1,662,108
10.25% Bonds due 01/10/28 (BRL)	600,000	290,807
10.50% Bonds due 07/14/14	1,308,000	1,680,780
Bulgaria — .21%
Bulgaria (Republic of), 8.25% Bonds due 01/15/15 (a)	280,000	331,100
8.25% Bonds due 01/15/15	295,000	349,339
Canada — .82%
Canada (Government of), Zero Coupon Treasury Bills due 05/03/07 (CAD)	1,010,000	871,478
5.25% Bonds due 06/01/12 (CAD)	1,920,000	1,756,904
Colombia — .92%
Colombia (Republic of), 7.375% Bonds due 09/18/37	624,000	679,224
8.125% Bonds due 05/21/24	200,000	233,000
8.25% Nts. due 12/22/14	85,000	96,517
10.75% Nts. due 01/15/13	300,000	372,000
11.75% Nts. due 03/01/10 (COP)	1,028,000,000	496,095
12.00% Bonds due 10/22/15 (COP)	2,013,000,000	1,055,307
Costa Rica — .10%
Costa Rica (Republic of), 9.995% Unsec. Bonds due 08/01/20	237,000	312,484
Denmark — .16%
Denmark (Kingdom of), 4.00% Bonds due 11/15/10 (DKK)	880,000	157,683
4.00% Bonds due 11/15/15 (DKK)	650,000	116,324
4.00% Nts. due 08/15/08 (DKK)	935,000	167,327
7.00% Bonds due 11/10/24 (DKK)	235,000	56,513
Dominican Republic — .11%
Dominican Republic, 9.04% Unsec. Unsub. Bonds, Series REGS, due 01/23/18	298,383	345,229
El Salvador — .19%
El Salvador (Republic of), 7.625% Bonds due 09/21/34 (a)	200,000	230,500
7.65% Bonds due 06/15/35 (a)	330,000	377,025
France — 1.24%
France (Government of), Zero Coupon Discount Treasury Bills due 05/10/07 (EUR)	775,000	1,031,236

3.25% Bonds due 04/25/16 (EUR)	$1,205,000	$1,508,497
4.00% Obligations Assimilables du Tresor Bonds due 04/25/55 (EUR)	1,115,000	1,410,888
Germany — 2.37%
Germany (Republic of), Zero Coupon Treasury Bills, Series 0107 due 07/18/07 (EUR)	2,750,000	3,633,252
3.75% Bonds, Series 03, due 07/04/13 (EUR)	1,440,000	1,894,039
4.00% Bundesrepub Deutschland, Series 05, due 01/04/37 (EUR)	1,585,000	2,031,020
Great Britain — 1.38%
United Kingdom, 4.00% Treasury Nts. due 03/07/09 (GBP)	685,000	1,313,267
5.00% Treasury Bonds due 03/07/08 (GBP)	670,000	1,312,988
6.00% Treasury Bonds due 12/07/28 (GBP)	770,000	1,797,297
Greece — .40%
Greece (Republic of), 4.60% Bonds due 05/20/13 (EUR)	945,000	1,291,274
Guatemala — .04%
Guatemala (Republic of), 10.25% Nts. due 11/08/11 (a)(f)	80,000	93,400
10.25% Nts. due 11/08/11 (f)	30,000	35,040
Indonesia — .46%
Indonesia (Republic of), 6.75% Bonds due 03/10/14 (a)	710,000	740,175
7.25% Nts. due 04/20/15 (a)	230,000	248,687
8.50% Unsec. Nts. due 10/12/35 (a)	400,000	490,000
Ireland — .10%
Cloverie PLC, 9.615% Sec. Nts., Series 2005-93, due 12/20/10 (c)(f)	300,000	305,250
Israel — .42%
Israel (State of), 7.50% Bonds, Series 2682, due 03/31/14 (ILS)	4,970,000	1,352,705
Italy — .62%
Italy (Republic of), 4.00% Nts., Certificate Di Credito Del Tesoro, due 07/01/09 (EUR) (c)	1,475,000	1,980,231
Japan — 2.15%
Japan (Government of), 0.80% Bonds 2 yr., Series 252 due 01/15/09 (JPY)	311,000,000	2,640,895
0.90% Bonds 10 yr., Series 245 due 12/20/12 (JPY)	146,000,000	1,213,657
1.50% Bonds 10 yr., Series 268, due 03/20/15 (JPY)	153,000,000	1,299,270
2.30% Bonds 30 yr., Series 25 due 12/20/36 (JPY)	205,000,000	1,726,690

Malaysia — .39%
Malaysia (Government of), 1.00% Johor Corp. Bonds, Series P3, due 07/31/12 (MYR) (f)	$2,720,000	$824,894
4.72% Bonds, Series 2/05, due 09/30/15 (MYR)	1,320,000	415,790
Mexico — .22%
Mex Bonos De Desarrollo, 10.00% Series M-30, due 11/20/36 (MXN)	6,280,000	712,301
Nigeria — .01%
Nigeria (Federal Republic of), 5.092% Promissory Nts., Series RC, due 01/05/10	45,364	45,100
Panama — .44%
Panama (Republic of), 7.25% Nts. due 03/15/15	995,000	1,077,585
9.375% Bonds due 04/01/29	245,000	326,463
Peru — 1.23%
Peru (Republic of), Zero Coupon Sr. Nts. due 02/28/16	147,037	86,849
7.84% Bonds due 08/12/20 (PEN)	1,335,000	484,912
8.20% Bonds due 08/12/26 (PEN) (f)	525,000	200,242
8.60% Bonds due 08/12/17 (PEN)	4,762,000	1,796,003
9.91% Bonds due 05/05/15 (PEN)	3,002,000	1,179,803
12.25% Bonds, Series 8-1, due 08/10/11 (PEN)	486,000	191,529
Philippines — .36%
Philippines (Republic of), 7.75% Unsec. Bonds due 01/14/31	100,000	112,750
9.00% Unsec. Nts. due 02/15/13	890,000	1,024,613
Poland — .56%
Poland (Republic of), Zero Coupon Bonds, Series 0K0807, due 08/12/07 (PLN)	1,790,000	608,860
4.25% Bonds, Series 0511, due 05/24/11 (PLN)	1,490,000	500,797
5.00% Bonds, Series DS1013, due 10/24/13 (PLN)	1,610,000	552,032
5.75% Bonds, Series WS0922, due 09/23/22 (PLN)	340,000	122,217
Spain — .69%
Spain (Government of), Zero Coupon Treasury Bills due 10/19/07 (EUR)	1,080,000	1,412,233
3.80% Bonds due 01/31/17 (EUR)	615,000	800,582
Turkey — 1.45%
Turkey (Republic of), Zero Coupon Nts. due 07/16/08 (TRY)	280,000	158,989
Zero Coupon due 08/13/08 (TRY)	450,000	251,965
7.00% Bonds due 09/26/16	1,940,000	1,973,950
7.25% Nts. due 03/15/15	770,000	798,875

9.50% Nts. due 01/15/14	$390,000	$453,102
16.00% Nts. due 03/07/12 (TRY)	1,430,000	978,374
Ukraine — .28%
Ukraine (Government of), 7.65% Bonds due 06/11/13	812,000	879,802
Uruguay — .88%
Uruguay (Republic of), 5.00% Unsec. Bonds due 09/14/18 (UYU)	10,300,000	482,720
7.625% Bonds due 03/21/36	985,000	1,085,963
8.00% Unsec. Nts. due 11/18/22	1,100,000	1,248,500
Total Foreign Government Obligations (cost: $76,765,853)		$80,836,475

	face amount	market value
	or units (i & j)	(note 1)
Loan Participations — .75%
Credit Suisse First Boston International, Export-Import Bank of Ukraine Loan Participation Nts., 8.40% due 02/09/16	$610,000	$632,448
Dali Capital PLC/Bank of Moscow, Loan Participation Nts., Series 28, Tranche 1, 7.25% due 11/25/09 (RUB)	23,200,000	899,111
Dali Capital SA (ROSBANK), Loan Participation Nts., Series 23, Tranche 1, 8.00% due 09/30/09 (RUB)	14,400,000	557,514
Kuznetski Capital for Bank of Moscow, Loan Participation Nts., 7.375% due 11/26/10 (a)	300,000	312,000
Total Loan Participations (cost: $2,320,480)		$2,401,073

	face amount	market value
	or units (i & j)	(note 1)
Corporate Bonds and Notes — 34.28%
Advertising — .80%
Lamar Media Corp., 6.625% Sr. Nts. due 08/15/15	$254,000	$247,650
R.H. Donnelley Corp., 6.875% Sr. Disc. Nts., Series A-1 due 01/15/13	270,000	262,575
6.875% Sr. Disc. Nts., Series A-2 due 01/15/13	490,000	476,525
6.875% Sr. Nts. due 01/15/13	300,000	291,750
8.875% Sr. Unsec. Nts., Series A-3 due 01/15/16	755,000	802,187
R.H. Donnelley Finance Corp. I, 10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	108,000

Vertis, Inc., 9.75% Sr. Sec. Nts. due 04/01/09	$250,000	$254,375
10.875% Sr. Unsec. Nts., Series B due 06/15/09	100,000	101,000
Aerospace & Defense — .38%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts. due 04/01/16	255,000	255,637
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	116,531
Bombardier, Inc., 8.00% Sr. Nts. due 11/15/14 (a)	70,000	72,450
DRS Technologies, Inc., 6.625% Sr. Nts. due 02/01/16	220,000	222,200
7.625% Sr. Sub. Nts. due 02/01/18	50,000	52,000
L-3 Communications Corp., 5.875% Sr. Sub. Nts. due 01/15/15	208,000	202,020
6.125% Sr. Sub. Nts. due 01/15/14	100,000	98,250
6.375% Sr. Sub. Nts., Series B due 10/15/15	205,000	203,206
Agricultural Products — .18%
Dole Food Co., Inc., 8.625% Sr. Nts. due 05/01/09	153,000	152,617
8.875% Sr. Unsec. Nts. due 03/15/11	18,000	17,775
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts. due 10/01/11	200,000	162,000
MHP SA, 10.25% Sr. Sec. Sub. Bonds due 11/30/11 (a)	235,000	244,106
Airlines — .00%
ATA Holdings Corp., 13.00% Sr. Nts. due 02/01/09 (e)(f)(m)(r)	467,280	—
Alternative Carriers — .49%
Intelsat Subsidiary Holding Co., Ltd., 8.25% Sr. Nts. due 01/15/13	200,000	208,500
8.625% Sr. Nts. due 01/15/15	245,000	262,150
Level 3 Financing, Inc., 8.75% Sr. Nts. due 02/15/17 (a)	124,000	124,930
9.25% Sr. Nts. due 11/01/14 (a)	280,000	287,700
Time Warner Telecommunications Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts. due 02/15/14	410,000	438,700
West Corp., 9.50% Sr. Nts. due 10/15/14 (a)	160,000	165,600
11.00% Sr. Sub. Nts. due 10/15/16 (a)	65,000	68,575
Aluminum — .14%
Novelis, Inc., 7.25% Sr. Nts. due 02/15/15	430,000	454,725

Apparel — .17%
Levi Strauss & Co., 9.75% Sr. Nts. due 01/15/15	$320,000	$351,200
Oxford Industries, Inc., 8.875% Sr. Nts. due 06/01/11 (f)	100,000	103,500
Quiksilver, Inc., 6.875% Sr. Unsec. Nts. due 04/15/15	105,000	98,962
Auto Manufacturers — .12%
General Motors Acceptance Corp., 8.00% Bonds due 11/01/31	345,000	369,890
Auto Parts & Equipment — .58%
Goodyear Tire & Rubber Co. (The), 7.857% Unsec. Nts. due 08/15/11	275,000	287,719
9.00% Sr. Nts. due 07/01/15	330,000	362,175
Stoneridge, Inc., 11.50% Sr. Unsec. Nts. due 05/01/12	250,000	264,687
Tenneco Automotive, Inc., 8.625% Sr. Sub. Nts. due 11/15/14	300,000	312,750
10.25% Sr. Sec. Nts. due 07/15/13	50,000	54,500
UIS, Inc., 9.375% Sr. Sub. Nts. due 06/15/13	50,000	51,750
Visteon Corp., 7.00% Sr. Unsec. Nts. due 03/10/14	75,000	65,625
8.25% Sr. Nts. due 08/01/10	450,000	459,000
Banks — 1.76%
African Development Bank, 9.25% due 01/18/08 (NGN)	36,300,000	289,974
Banco Bilbao Vizcaya Argentaria SA, 4.25% due 07/15/14 (EUR)	275,000	366,576
Banco BMG SA, 9.15% Nts. due 01/15/16 (a)	805,000	863,362
Banco de Credito del Peru, 6.95% Sub. Nts. due 11/07/21 (a)(c)(f)	235,000	234,412
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts. due 04/27/16 (a)(f)	390,000	411,450
HSBC Bank PLC, Zero Coupon Sr. Unsec. Nts. due 03/09/09 (f)	770,000	527,527
Zero Coupon Sr. Unsec. Nts. due 07/08/09 (f)	770,000	556,325
Zero Coupon Sr. Unsec. Nts. due 01/12/10 (f)	1,020,000	622,710
HSBK Europe BV, 7.75% Nts. due 05/13/13 (a)	130,000	136,337
ICICI Bank Ltd., 6.375% Bonds due 04/30/22 (a)	470,000	465,677

ING Bank NV, 11.89% Nts. due 12/30/09 (UAH) (a)(f)	$1,638,000	$346,846
Inter-American Development Bank, Zero Coupon Nts. due 12/08/09 (BRL) (c)	300,000	149,370
6.622% Nts. due 01/25/12 (COP) (c)	299,285,717	144,307
RSHB Capital SA Russian Agricultural Bank, 7.175% Nts. due 05/16/13 (a)	300,000	316,875
Salisbury International Investments Ltd., 9.51% Sec. Nts., Series 2006-003 due 07/20/11 (a)(c)(f)	200,000	200,000
Beverages — .06%
Constellation Brands, Inc., 7.25% Sr. Nts. due 09/01/16	75,000	75,937
8.125% Sr. Sub. Nts. due 01/15/12	100,000	103,500
Biotechnology — .10%
Angiotech Pharmaceutical, Inc., 7.75% Sr. Sub. Nts. due 04/01/14	80,000	73,800
Osiris Capital PLC, 10.36% Nts., Cl. D, due 01/15/10 (a)(e)(f)	250,000	251,175
Broadcasting & Cable TV — .49%
Adelphia Communications Corp., 10.25% Escrow Shares, Series B due 06/15/11 (r)	200,000	70,000
10.875% Escrow Shares, Series B due 10/01/10 (r)	200,000	70,000
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp., 10.25% Sr.Unsec. Nts. due 09/15/10	200,000	211,000
10.25% Sr.Unsec. Nts., Series B due 09/15/10	275,000	289,781
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375% Sr. Unsec. Nts. due 06/15/15	150,000	142,500
EchoStar DBS Corp., 6.625% Sr. Nts. due 10/01/14	75,000	75,469
7.00% Nts. due 10/01/13	100,000	103,000
7.125% Sr. Unsec. Nts. due 02/01/16	300,000	309,750
NTL Cable PLC, 9.125% Sr. Nts. due 08/15/16	70,000	73,850
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts. due 08/01/13	70,000	70,262
XM Satellite Radio, Inc., 9.75% Sr. Nts. due 05/01/14	140,000	141,225
Building Materials — .04%
Associated Materials, Inc., 9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	78,000
Dayton Superior Corp., 13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	51,187

Chemicals — .20%
Equistar Chemicals LP/Equistar Funding Corp., 8.75% Sr. Nts. due 02/15/09	$150,000	$156,375
10.125% Sr. Nts. due 09/01/08	13,000	13,682
10.625% Sr. Nts. due 05/01/11	150,000	158,250
Huntsman Corp. LLC, 11.50% Sr. Nts. due 07/15/12	99,000	110,632
11.625% Sr. Unsec. Nts. due 10/15/10	3,000	3,251
Lyondell Chemical Co., 10.50% Sr. Sec. Nts. due 06/01/13	125,000	136,875
Rockwood Specialties Group, 7.50% Sub. Nts. due 11/15/14	50,000	50,750
Coal — .23%
Arch Western Finance LLC, 6.75% Sr. Nts. due 07/01/13	200,000	196,750
Foundation PA Coal Co., 7.25% Gtd. Sr. Nts. due 08/01/14	200,000	202,500
Massey Energy Co., 6.625% Sr. Nts. due 11/15/10	50,000	50,500
6.875% Sr. Nts. due 12/15/13	80,000	75,900
Peabody Energy Corp., 6.875% Sr. Nts., Series B due 03/15/13	200,000	203,500
Commercial Services — .64%
Corrections Corp. of America, 6.25% Sr. Nts. due 03/15/13	155,000	155,000
7.50% Sr. Nts. due 05/01/11	100,000	102,750
DI Finance/Dyncorp International, 9.50% Sr. Sub. Nts., Series B due 02/15/13 (f)	179,000	190,635
Education Management LLC/Education Management Corp., 10.25% Sr. Sub. Nts. due 06/01/16	250,000	271,250
Great Lakes Dredge & Dock Corp., 7.75% Sr. Sub. Nts. due 12/15/13	70,000	69,475
Iron Mountain, Inc., 7.75% Sr. Unsec. Sub. Nts. due 01/15/15	100,000	102,000
Mail-Well I Corp., 7.875% Sr. Sub. Nts. due 12/01/13	250,000	245,000
United Rentals North America, Inc., 7.00% Sr. Sub. Nts. due 02/15/14	900,000	897,750
Commodity Chemicals — .05%
Crystal U.S. Holdings 3 LLC/Crystal US Sub 3 Corp., 10.50% Sr. Disc. Nts., Series B due 10/01/14	190,000	176,462
Construction & Engineering — .25%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts. due 05/30/24 (a)	667,624	784,459

Construction & Farm Machinery — .04%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts. due 03/01/14	$120,000	$124,800
Construction Materials — .38%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. due 12/31/49 (a)	680,000	669,535
Goodman Global Holdings, 7.875% Sr. Sub. Nts. due 12/15/12	130,000	130,650
NTK Holdings, Inc., 10.75% Sr. Disc. Nts. due 03/01/14	450,000	326,250
Nutro Products, Inc., 10.75% Sr. Sub. Nts. due 04/15/14 (a)	75,000	81,000
Consumer Finance — 1.17%
Ace Cash Express, Inc., 10.25% Sr. Nts. due 10/01/14 (a)	30,000	30,900
WM Covered Bond Program, 3.875% Sec. Nts., Series1 due 09/27/11 (EUR)	1,190,000	1,565,476
4.00% Sec. Mtg. Nts., Series 2 due 09/27/16 (EUR)	1,650,000	2,139,824
Cosmetics & Personal Care — .09%
Elizabeth Arden, Inc., 7.75% Sr. Sub. Nts. due 01/15/14	275,000	280,500
Data Processing — .20%
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts. due 05/15/14	70,000	71,750
SunGard Data Systems, Inc., 9.125% Sr.Unsec. Nts. due 08/15/13	165,000	176,962
10.25% Sr. Unsec. Sub. Nts. due 08/15/15	345,000	376,481
Department Stores — .31%
Bon-Ton Stores, Inc., 10.25% Sr. Unsec. Unsub. Nts. due 03/15/14	385,000	413,394
Neiman Marcus Group, Inc. (The), 9.00% Sr. Unsec. Nts. due 10/15/15	380,000	416,100
10.375% Sr. Unsec. Sub. Nts. due 10/15/15	140,000	156,100
Distributors — .13%
Ashtead Capital, Inc., 9.00% Nts. due 08/15/16 (a)	75,000	79,875
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts. due 07/15/16	85,000	90,312
Interline Brands, Inc., 8.125% Sr. Sub. Nts. due 06/15/14	80,000	82,600
SGS International, Inc., 12.00% Sr. Unsec. Sub. Nts. due 12/15/13	160,000	169,600

Diversified Chemicals — .39%
Georgia Gulf Corp., 10.75% Sr. Sub. Nts. due 10/15/16 (a)	$225,000	$216,000
Huntsman International LLC, 7.375% Sr. Sub. Nts. due 01/01/15 (a)	100,000	101,500
7.875% Sr. Unsec. Sub. Nts. due 11/15/14 (a)	40,000	41,350
Ineos Group Holdings PLC, 8.50% Nts. due 02/15/16 (a)	200,000	191,500
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts. due 08/15/14	70,000	72,450
KI Holdings, Inc., 9.875% Sr. Unsec. Sub. Disc. Nts. due 11/15/14	100,000	84,125
Lyondell Chemical Co., 8.00% Sr. Unsec. Nts. due 09/15/14	210,000	219,975
8.25% due 09/15/16	110,000	117,700
Mosaic Global Holdings, Inc., 7.375% due 12/01/14 (a)	55,000	57,337
7.625% Sr. Nts. due 12/01/16 (a)	55,000	58,025
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts. due 12/01/12	70,000	74,200
Diversified Commercial Services — .17%
ARAMARK Corp., 8.50% Sr. Nts. due 02/01/15 (a)	114,000	118,560
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75% Sr. Nts. due 05/15/16 (a)	75,000	76,500
7.86% Sr. Nts. due 05/15/14 (a)	30,000	30,600
FTI Consulting, Inc., 7.75% due 10/01/16	100,000	105,000
TDS Investor Corp., 11.875% Sr. Sub. Nts. due 09/01/16 (a)	200,000	219,250
Diversified Financial Services — 3.33%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A due 11/30/19 (f)	202,557	219,471
Alamosa Delaware, Inc., 8.50% Sr. Sec. Nts. due 01/31/12	200,000	211,779
11.00% Sr. Unsec. Nts. due 07/31/10	13,000	13,894
Astana-Finance, 7.625% Unsec. Bonds due 02/16/09	195,000	195,682
9.00% Sr. Unsec. Unsub. Bonds due 11/16/11	115,000	117,254
BCP Crystal Holdings Corp., 9.625% Sr. Sub. Nts. due 06/15/14	277,000	314,650
Cascadia Ltd., 8.465% Nts. due 06/13/08 (a)(c)	250,000	249,185
CCM Merger, Inc., 8.00% Nts. due 08/01/13 (a)	240,000	241,200

Depfa ACS Bank, 3.50% Sec. Nts. due 03/16/11 (EUR)	$375,000	$488,774
E*TRADE Financial Corp., 7.375% Sr. Nts. due 09/15/13	147,000	153,615
8.00% Sr. Nts. due 06/15/11	135,000	142,087
HBOS Treasury Services PLC, 4.375% Sr. Sec. Nts due 07/13/16 (EUR)	1,010,000	1,353,356
4.50% Sr. Sec. Nts. due 07/13/21 (EUR)	945,000	1,267,935
JP Morgan Jersey Ltd., Zero Coupon Series GMTM due 01/02/15 (BRL)	2,670,000	545,789
JSC Astana Finance, 9.16% Nts. due 03/14/12 (f)(m)	1,200,000	1,191,058
Latam Trust, 0%/10.00% due 11/17/16 (a)(d)(f)	144,477	149,172
Milacron Escrow Corp., 11.50% Sr. Sec. Nts. due 05/15/11	300,000	291,000
Morgan Stanley, 14.40% Sr. Nts. due 08/04/16 (a)	790,000	986,710
Ongko International Finance Co. BV, 10.50% Sec. Nts. due 03/29/10 (a)(f)(m)(r)	40,000	—
Piazza Vittoria Finance SRL, 4.454% Asset-Backed Nts. due 07/20/10 (EUR) (c)	987,680	1,316,885
Rainbow National Services LLC, 8.75% Gtd. Sr. Nts. due 09/01/12 (a)	200,000	212,750
Tiers-BSP, Zero Coupon Collateralized Trust, Cl. A due 06/15/97	695,000	291,921
UCAR Finance, Inc., 10.25% Sr. Unsec. Nts. due 02/15/12	70,000	73,500
Universal City Development Partners, 11.75% Sr. Nts. due 04/01/10	100,000	105,875
Universal City Florida Holding Co., 8.375% Sr. Nts. due 05/01/10	50,000	51,562
10.11% Sr. Nts. due 05/01/10 (c)	50,000	51,562
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts. due 04/01/17	85,000	87,975
VTB Capital SA, 6.25% Sr. Nts. due 06/30/35 (a)	300,000	310,125
Electric Utilities — 2.55%
AES Corp. (The), 8.75% Sr. Sec. Nts. due 05/15/13 (a)	550,000	585,750
Aes Domincana Energia Finance SA, 11.00% Sr. Nts. due 12/13/15 (a)(f)	264,000	271,920
AES Panama SA, 6.35% Sr. Nts. due 12/21/16 (a)	190,000	188,891
CMS Energy Corp., 7.50% Sr. Nts. due 01/15/09	13,000	13,341
7.75% Sr. Nts. due 08/01/10	50,000	53,000
8.50% Sr. Nts. due 04/15/11	100,000	108,750

Edison Mission Energy, 7.50% Sr. Unsec. Nts. due 06/15/13	$80,000	$82,600
7.75% Sr. Unsec. Nts. due 06/15/16	110,000	114,675
Eletropaulo Metropolitana, 19.125% Nts. due 06/28/10 (BRL) (a)(f)	395,000	225,750
ISA Capital do Brasil SA, 7.875% Sr. Nts. due 01/30/12 (a)	185,000	189,162
8.80% Sr. Nts. due 01/30/17 (a)	235,000	249,687
Majapahit Holding BV, 7.25% Nts. due 10/17/11 (a)	350,000	359,625
7.75% Nts. due 10/17/16 (a)	325,000	340,437
Midwest Generation LLC, 8.75% Sr. Sec. Nts. due 05/01/34	700,000	759,500
Mirant Americas Generating LLC, 8.30% Sr. Nts. due 05/01/11	700,000	717,500
9.125% Sr. Nts. due 05/01/31	200,000	213,000
Mirant Mid-Atlantic LLC, Sec. Pass-Through Certificates, 8.625% Series A due 06/30/12	161,334	170,813
National Power Corp., 5.875% due 12/19/16 (PHP)	18,700,000	387,565
6.875% Nts. due 11/02/16 (a)	237,000	241,444
9.625% Unsec. Bonds due 05/15/28	575,000	725,219
Northwestern Corp., 5.875% Sec. Nts. due 11/01/14	30,000	29,594
NRG Energy, Inc., 7.375% Sr. Nts. due 02/01/16	805,000	827,137
7.375% Sr. Nts. due 01/15/17	350,000	359,187
Reliant Resources, Inc., 9.25% Sr. Sec. Nts. due 07/15/10	263,000	277,136
9.50% Sr. Sec. Nts. due 07/15/13	130,000	141,538
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts. due 08/15/17	493,000	503,255
Electrical Components & Equipment — .04%
RBS Global & Rexnord Corp., 9.50% Sr. Nts. due 08/01/14	55,000	57,200
11.75% Sr. Sub. Nts. due 08/01/16	80,000	85,900
Energy-Alternate Sources — .09%
Dynegy Holdings, Inc., 6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	130,000	130,325
8.75% Sr. Nts. due 02/15/12	164,000	174,250
Entertainment — 1.50%
AMC Entertainment, Inc., 8.00% Sr. Unsec. Sub. Nts. due 03/01/14	300,000	305,250
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts. due 02/01/12	200,000	208,000
Cinemark USA, Inc., 9.75% Sr. Disc. Nts. due 03/15/14	400,000	366,000

Gaylord Entertainment Co., 8.00% Sr. Nts. due 11/15/13	$200,000	$204,750
Greektown Holdings, 10.75% Sr. Nts. due 12/01/13 (a)	340,000	363,800
Isle of Capri Casinos, Inc., 7.00% Sr. Sub. Nts. due 03/01/14	300,000	294,000
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	286,688
Marquee Holdings, Inc., 12.00% Sr. Disc. Nts. due 08/15/14	300,000	263,250
Mohegan Tribal Gaming Authority, 6.125% Sr. Nts. due 02/15/13	75,000	73,875
6.375% Sr. Sub. Nts. due 07/15/09	100,000	99,500
6.875% Sr. Nts. due 02/15/15	210,000	209,475
7.125% Sr. Unsec. Sub. Nts. due 08/15/14	100,000	101,500
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	200,000	207,500
NCL Corp., 10.625% Sr. Nts. due 07/15/14	150,000	148,500
Penn National Gaming, Inc., 6.75% Sr. Sub. Nts. due 03/01/15	80,000	77,600
6.875% Sr. Sub. Nts. due 12/01/11	100,000	100,000
Pinnacle Entertainment, Inc., 8.25% Sr. Sub. Nts. due 03/15/12	425,000	437,750
Pokagon Gaming Authority, 10.375% due 06/15/14 (a)	110,000	121,275
Six Flags, Inc., 9.625% Sr. Nts. due 06/01/14	263,000	247,220
Vail Resorts, Inc., 6.75% Sr. Sub. Nts. due 02/15/14	300,000	300,750
WMG Holdings Corp., 9.50% Sr. Disc. Nts. due 12/15/14	473,000	361,845
Environmental Control — .23%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B due 04/15/14	400,000	406,000
9.25% Sr. Nts., Series B due 09/01/12	300,000	316,500
Food Retail — .37%
Albertson’s, Inc., 8.00% Sr. Unsec. Debs. due 05/01/31	212,000	216,066
Delhaize America, Inc., 9.00% Unsub. Debs. due 04/15/31	689,000	827,848
Supervalu, Inc., 7.50% Sr. Nts. due 11/15/14	130,000	135,525
Forest Products & Paper — .55%
Abitibi-Consolidated, Inc., 8.375% Sr. Unsec. Sub. Nts. due 04/01/15	100,000	94,000
8.55% Unsec. Nts. due 08/01/10	175,000	177,188
8.85% Unsec. due 08/01/30	100,000	89,000
Appleton Papers, Inc., 8.125% Sr. Nts. due 06/15/11	95,000	97,613

Boise Cascade LLC, 7.125% Sr. Sub. Nts. due 10/15/14	$150,000	$148,500
Buckeye Technologies, Inc., 8.50% Sr. Nts. due 10/01/13	50,000	52,250
Domtar, Inc., 7.125% Nts. due 08/15/15	100,000	99,500
Jefferson Smurfit Group PLC, 7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	97,000
8.25% Sr. Unsec. Nts due 10/01/12	200,000	200,000
Mercer International, Inc., 9.25% Sr. Nts. due 02/15/13	80,000	80,200
Norske Skog Canada Ltd., 7.375% Sr. Nts. due 03/01/14	200,000	193,500
Pliant Corp., 11.85% Sec. Nts. due 06/15/09	201,806	228,545
Verso Paper Holdings LLC/Verso Paper, Inc., 9.11% Sr. Sec. Nts. due 08/01/14 (a)(c)	90,000	92,250
11.375% Sr. Sub. Nts. due 08/01/16 (a)	90,000	94,275
Gas — .02%
SEMCO Energy, Inc., 7.125% Sr. Nts. due 05/15/08	50,000	50,388
Health Care-Products — .26%
Community Health Systems, Inc., 6.50% Sr. Sub. Nts. due 12/15/12	150,000	154,500
Fresenius Medical Care Capital Trust II, 7.875% Nts. due 02/01/08	100,000	101,250
Fresenius Medical Care Capital Trust III, 7.375% Sr. Sub. Nts. due 02/01/08 (DEM)	10,000	6,976
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts. due 06/15/11	400,000	420,000
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts. due 02/15/12 (f)	150,000	156,375
Health Care-Services — .67%
Ameripath, Inc., 10.50% Sr. Unsec. Sub. Nts. due 04/01/13	100,000	107,000
DaVita, Inc., 6.625% Sr. Nts. due 03/15/13	160,000	160,000
7.25% Sr. Nts. due 03/15/15	225,000	227,531
Genesis HealthCare Corp., 8.00% Sr. Sub. Nts. due 10/15/13	50,000	53,125
Omnicare, Inc., 6.75% Sr. Sub. Nts. due 12/15/13	65,000	65,244
6.875% Sr. Sub. Nts. due 12/15/15	80,000	80,700
Psychiatric Solutions, 7.75% Sr. Nts. due 07/15/15	75,000	76,125
Select Medical Corp., 7.625% Sr. Nts. due 02/01/15	268,000	241,200

Tenet Healthcare Corp., 6.375% Sr. Unsec. Nts. due 12/01/11	$80,000	$74,800
7.375% Nts. due 02/01/13	13,000	12,074
9.875% Sr. Nts. due 07/01/14	375,000	378,750
Universal Hospital Services, Inc., 10.125% Sr. Nts. due 11/01/11	100,000	106,250
US Oncology, Inc., 9.00% Sr. Nts. due 08/15/12 (f)	100,000	106,750
10.75% Sr. Nts. due 08/15/14	100,000	111,500
Vanguard Health Holding Co. I LLC, 11.25% Multi-Coupon Sr. Disc. Nts. due 10/01/15	438,000	355,875
Health Care Distributors & Services — .22%
HCA, Inc., 6.375% Nts. due 01/15/15	573,000	489,199
Healthsouth Corp., 10.75% Sr. Nts. due 06/15/16 (a)	210,000	228,375
Holding Companies-Diversified — .25%
JSG Funding PLC, 7.75% Sr. Sub. Nts. due 04/01/15	215,000	219,300
Kansas City Southern Railway Co. (The), 7.50% Sr. Unsec. Nts. due 06/15/09	100,000	102,250
MDP Acquisitions PLC, 9.625% Sr. Nts. due 10/01/12	37,000	39,313
Nell AF Sarl, 8.375% Sr. Nts. due 08/15/15 (a)	290,000	302,325
Stena AB, 7.00% Sr. Unsec. Nts. due 12/01/16	50,000	49,500
7.50% Sr. Nts. due 11/01/13	77,000	78,155
Home Builders — .39%
Beazer Homes USA, 8.375% Sr. Unsec. Nts. due 04/15/12	75,000	72,188
D.R. Horton, Inc., 9.75% Sr. Sub. Nts. due 09/15/10	75,000	82,950
K. Hovnanian Enterprises, Inc., 8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	168,438
KB Home, 8.625% Sr. Sub. Nts. due 12/15/08	250,000	255,625
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	102,500
Standard Pacific Corp., 9.25% Sr. Sub. Nts. due 04/15/12	100,000	96,000
WCI Communities, Inc., 9.125% Sr. Sub. Nts. due 05/01/12	175,000	173,688
William Lyon Homes, Inc., 10.75% Sr. Unsec. Nts. due 04/01/13	300,000	289,500

Home Furnishings — .10%
Linens ‘N Things, Inc., 10.985% Sr. Sec. Nts. due 01/15/14 (c)	$220,000	$204,600
Sealy Mattress Co., 8.25% Sr. Sub. Nts. due 06/15/14	120,000	126,300
Household Products — .04%
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts. due 02/01/15	150,000	120,000
Household Products & Wares — .17%
Church & Dwight Co., Inc., 6.00% Sr. Sub. Nts. due 12/15/12	100,000	97,500
Playtex Products, Inc., 8.00% Sr. Sec. Nts. due 03/01/11	300,000	313,500
9.375% Sr. Unsec. Sub. Nts. due 06/01/11 (f)	140,000	144,725
Industrial-Diversified — .10%
Hertz Corp., 8.875% Sr. Unsec. Nts. due 01/01/14	170,000	183,175
10.50% Sr. Unsec. Sub. Nts. due 01/01/16	120,000	136,800
Insurance — 1.17%
Aiolos Ltd., 8.488% Catastrophe Linked Nts. due 04/08/09 (EUR) (a)(c)	250,000	331,358
Calabash Re Ltd., 13.86% Catastrophe Linked Nts. due 05/26/09 (a)	250,000	259,175
Cat-Mex Ltd., 7.71% Catastrophe Linked Nts., Cl. A due 05/18/09 (a)(c)	250,000	250,255
Champlain Ltd., 18.12% Catastrophe Linked Nts., Cl. A due 01/07/09 (a)(c)	260,000	254,800
Eurus Ltd., 11.61% Catastrophe Linked Nts. due 04/08/09 (a)(c)(f)	270,000	272,646
Fhu-Jin Ltd., 9.26% Catastrophe Linked Nts., Cl. B due 08/03/11 (a)(c)(f)	310,000	317,459
Foundation Re II Ltd., 15.16% Catastrophe Nts. due 01/08/09 (a)(c)(f)	162,000	153,900
Foundation Re Ltd., 9.46% Catastrophe Linked Nts. due 11/24/08 (a)(c)	250,000	240,235
Lakeside Re Ltd., 11.865% Catastrophe Linked Nts. due 12/31/09 (a)(f)	330,000	338,283
Residential Reinsurance Ltd., 13.81% Catastrophe Linked Nts., Series B due 06/06/08 (a)(c)	300,000	276,000
Successor Cal Quake Parametric Ltd., 9.596% Catastrophe Linked Nts., Cl. A-I due 06/06/08 (a)(c)	540,000	546,588
Successor Euro Wind Ltd., 10.596% Catastrophe Linked Nts., Series A-I due 06/06/08 (a)(c)(f)	250,000	252,500
Successor II Ltd., 22.89% Catastrophe Linked Nts., Series A-I due 06/06/08 (a)(c)(f)	250,000	258,125

Integrated Oil & Gas — .63%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts. due 12/15/15	$80,000	$82,400
Copano Energy LLC, 8.125% Sr. Unsec. Nts. due 03/01/16	45,000	46,575
Gaz Capital SA, 8.625% Sr. Unsec. Nts. due 04/28/34 (a)	575,000	738,875
Petroleum Export Ltd./Cayman SPV, 5.265% Sr. Nts. due 06/15/11 (a)	1,165,045	1,139,728
Integrated Telecommunication Services — .37%
Qwest Corp., 7.50% Sr. Nts. due 10/01/14	150,000	158,250
8.875% Nts. due 03/15/12	700,000	773,500
Teligent, Inc., 11.50% Sr. Nts. due 12/01/07 (f)(m)(r)	100,000	—
Windstream Corp., 8.125% Sr. Nts. due 08/01/13	115,000	124,488
8.625% Sr. Nts. due 08/01/16	115,000	125,781
Internet — .00%
Exodus Communications, Inc., 10.75% Sr. Nts. due 12/15/09 (EUR) (f)(m)(r)	83,872	—
NorthPoint Communications Group, Inc., 12.875% Nts. due 02/15/10 (f)(m)(r)	40,035	—
Investment Companies — .07%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts. due 09/15/14	110,000	112,475
9.23% Sr. Sec. Nts. due 09/15/14 (c)	110,000	112,750
Iron & Steel — .24%
AK Steel Corp., 7.75% Sr. Unsec. Nts. due 06/15/12	113,000	114,836
7.875% Sr. Unsec. Nts. due 02/15/09	25,000	25,000
Gibraltar Industries, Inc., 8.00% Sr. Unsec. Sub. Nts., Series B due 12/01/15	95,000	95,950
Ispat Inland ULC, 9.75% Sr. Sec. Nts. due 04/01/14	227,000	250,522
Steel Dynamics, Inc., 9.50% Sr. Unsec. Nts. due 03/15/09	175,000	178,938
United States Steel Corp., 9.75% Sr. Nts. due 05/15/10	84,000	88,200
Leisure Time — .09%
Leslie’s Poolmart, 7.75% Sr. Nts. due 02/01/13	275,000	277,750
Premier Cruise Ltd., 11.00% Sr. Nts. due 03/15/08 (a)(f)(m)(r)	50,000	—

Lodging — .97%
Boyd Gaming Corp., 8.75% Sr. Unsec. Sub. Nts. due 04/15/12	$175,000	$182,656
French Lick Resorts & Casino, 10.75% due 04/15/14 (a)	350,000	294,000
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	101,250
MGM Mirage, Inc., 6.625% Sr. Sec. Nts. due 07/15/15	100,000	96,000
6.75% Sr. Unsec. Nts. due 04/01/13	155,000	153,838
8.375% Sr. Unsec. Sub. Nts. due 02/01/11	300,000	315,750
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	350,000	351,750
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts. due 03/15/10	100,000	104,500
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts. due 02/01/14	300,000	276,000
6.875% Sr. Sub. Nts. due 03/01/16	80,000	73,300
Trump Entertainment Resorts, 8.50% Sec. Nts. due 06/01/15	500,000	505,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts. due 12/01/14	650,000	643,500
Machinery-Construction & Mining — .06%
Nortek, Inc., 8.50% Sr. Sub. Nts. due 09/01/14	200,000	194,500
Machinery-Diversified — .03%
Douglas Dynamics LLC, 7.75% Sr. Nts. due 01/15/12 (a)	100,000	93,000
Media — 1.84%
Albritton Communications Co., 7.75% Sr. Unsec. Sub. Nts. due 12/15/12	250,000	256,250
American Media Operations, Inc., 8.875% Sr. Unsec. Sub. Nts. due 01/15/11	75,000	68,063
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	189,500
Block Communications, Inc., 8.25% Sr. Nts. due 12/15/15 (a)	110,000	111,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 8.375% Sr. Nts., Second Lien due 04/30/14 (a)	400,000	416,500
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs. due 07/15/18	200,000	202,000
7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	335,000	343,375
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts. due 11/15/09	100,000	104,500
Dex Media West LLC/Dex Media Finance Co., 8.50% Sr. Nts., Series B due 08/15/10	100,000	104,625
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	213,885

Dex Media, Inc., 8.00% Nts. due 11/15/13	$1,025,000	$1,073,688
9.00% Unsec. Disc. Nts. due 11/15/13	200,000	186,250
Lin Television Corp., 6.50% Sr. Sub. Nts. due 05/15/13	200,000	195,750
Mediacom Broadband LLC, 8.50% Sr. Nts. due 10/15/15 (a)	225,000	230,063
8.50% Sr. Nts. due 10/15/15	90,000	92,025
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts. due 01/15/13	213,000	219,656
MediaNews Group, Inc., 6.375% Sr. Sub. Nts. due 04/01/14	500,000	438,750
Paxson Communications Corp., 11.61% Sr. Sec. Nts. due 01/15/13 (a)(c)(h)	210,000	218,925
PRIMEDIA, Inc., 8.00% Sr. Nts. due 05/15/13	200,000	207,000
8.875% Sr. Unsec. Nts. due 05/15/11	113,000	116,108
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	300,000	309,375
Shaw Communications, Inc., 8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD)	80,000	71,401
Sinclair Broadcast Group, Inc., 8.00% Sr. Sub. Nts. due 03/15/12	500,000	517,500
Metal & Glass Containers — .36%
Ball Corp., 6.625% Sr. Nts. due 03/15/18	255,000	253,406
Crown Americas, Inc., 7.75% Sr. Nts. due 11/15/15	230,000	239,200
Vitro SA de CV, 8.625% Sr. Unsec. Unsub. Nts. due 02/01/12 (a)	235,000	240,875
9.125% Sr. Unsec. Nts. due 02/01/17 (a)	395,000	404,875
Metal Fabrication & Hardware — .12%
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts. due 06/15/12	400,000	399,500
Mining — .30%
Alrosa Finance SA, 8.875% Nts. due 11/17/14 (a)	100,000	115,000
8.875% Nts. due 11/17/14	520,000	598,728
Century Aluminum Co., 7.50% Sr. Unsec. Nts. due 08/15/14	250,000	256,875
Miscellaneous — Manufacturing — .14%
Convalence Specialty Material, 10.25% Sr. Sub. Nts. due 03/01/16 (a)	196,000	196,000
Koppers, Inc., 9.875% Sr. Sec. Nts. due 10/15/13 (f)	103,000	111,755

Trinity Industries, Inc., 6.50% Sr. Nts. due 03/15/14	$150,000	$148,500
Oil & Gas — 1.52%
Belden & Blake Corp., 8.75% Sr. Sec. Nts. due 07/15/12	150,000	153,375
Chesapeake Energy Corp., 6.375% Sr. Nts. due 06/15/15	100,000	99,500
6.875% Sr. Unsec. Nts. due 01/15/16	524,000	530,550
Clayton William Energy, 7.75% Sr. Nts. due 08/01/13	30,000	28,200
Compton Petroleum Finance Corp., 7.625% Sr. Nts. due 12/01/13	235,000	229,713
Forest Oil Corp., 7.75% Sr. Unsec. Nts. due 05/01/14	175,000	177,625
Frontier Oil Corp., 6.625% Sr. Nts. due 10/01/11	175,000	174,563
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts. due 08/15/33	730,000	788,549
National Gas Co., 6.05% Nts. due 01/15/36 (a)	395,000	381,859
Newfield Exploration Co., 6.625% Sr. Sub. Nts. due 09/01/14	500,000	500,000
Premcor Refining Group, Inc., 9.50% Sr. Unsec. Nts. due 02/01/13	200,000	216,011
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts. due 04/01/16	255,000	251,175
Range Resources Corp., 6.375% Sr. Sub. Nts. due 03/15/15	80,000	78,800
7.375% Sr. Sub. Nts. due 07/15/13	100,000	102,125
7.50% Sr. Sub. Nts. due 05/15/16	310,000	319,300
Stone Energy Corp., 6.75% Sr. Sub. Nts. due 12/15/14	310,000	289,850
Vasco Re 2006 Ltd., 13.848% due 06/05/09 (a)	320,000	325,984
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts. due 05/01/12	200,000	196,500
Oil & Gas Equipment & Services — .07%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts. due 04/15/16	75,000	73,125
PHI, Inc., 7.125% Sr. Unsec. Nts. due 04/15/13	90,000	85,950
RathGibson, Inc., 11.25% Sr. Unsec. Nts. due 02/15/14	75,000	79,125

Oil & Gas Exploration & Production — .23%
Berry Petroleum Co., 8.25% Sr. Sub. Nts. due 11/01/16	$40,000	$39,800
Pogo Producing Co., 7.875% due 05/01/13	80,000	80,600
Sabine Pass LNG LP, 7.25% Sr. Sec. Nts. due 11/30/13 (a)	200,000	201,500
7.50% Sr. Sec. Nts. due 11/30/16 (a)	400,000	403,000
Oil & Gas Refining & Marketing — .08%
Tesoro Corp., 6.25% Sr. Unsec. Nts. due 11/01/12	120,000	121,650
6.625% Sr. Unsec. Nts. due 11/01/15	120,000	121,500
Oil & Gas Services — .34%
Hanover Compressor Co., 8.625% Sr. Nts. due 12/15/10	100,000	105,000
Hanover Equipment Trust 2001, 8.50% Sr. Sec. Nts., Series A due 09/01/08	44,000	44,220
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts. due 03/01/16	50,000	52,500
Tengizchevroil LLP, 6.124% Sr. Sec. Nts. due 11/15/14 (a)	790,000	786,050
Universal Compression, Inc., 7.25% Sr. Unsec. Nts. due 05/15/10	100,000	101,375
Packaged Foods — .23%
Del Monte Corp., 6.75% Sr. Nts. due 02/15/15	60,000	59,325
8.625% Sr. Sub. Nts. due 12/15/12	100,000	104,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25% Sr. Nts. due 04/01/15 (a)(f)	55,000	54,038
10.625% Sr. Sub. Nts. due 04/01/17 (a)	321,000	315,784
Smithfield Foods, Inc., 7.00% Sr. Nts. due 08/01/11	100,000	101,375
7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	101,000
Packaging & Containers — .78%
Graham Packaging Co., 8.50% Sr. Nts. due 10/15/12	50,000	50,750
9.875% Sub. Nts. due 10/15/14	400,000	408,000
Graphic Packaging International, 8.50% Sr. Nts. due 08/15/11	250,000	260,000
9.50% Sr. Sub. Nts. due 08/15/13	100,000	106,375
Owens-Brockway Glass Container, Inc., 7.75% Sr. Sec. Nts. due 05/15/11	250,000	258,125
8.25% Sr. Unsec. Nts. due 05/15/13	413,000	430,553
8.75% Sr. Sec. Nts. due 11/15/12	250,000	263,125

8.875% Sr. Sec. Nts. due 02/15/09 (f)	$88,000	$89,760
Solo Cup Co., 8.50% Sr. Sub. Nts. due 02/15/14	350,000	297,938
Stone Container Corp., 8.375% Sr. Unsec. Nts. due 07/01/12	265,000	265,663
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts. due 08/15/12 (a)	45,000	50,400
Personal Products — .13%
Sally Holdings LLC, 9.25% Sr. Nts. due 11/15/14 (a)	256,000	263,040
10.50% Sr. Sub. Nts. due 11/15/16 (a)	156,000	160,290
Pharmaceuticals — .04%
Valeant Pharmaceuticals International, 7.00% Sr. Nts. due 12/15/11 (f)	150,000	145,125
Pipelines — .39%
El Paso Production Holding Co., 7.75% Sr. Nts. due 06/01/13	625,000	653,125
Pacific Energy Partners LP/ Pacific Energy Finance Corp., 6.25% Sr. Unsec. Nts. due 09/15/15	30,000	29,999
Targa Resources, Inc., 8.50% Sr. Nts. due 11/01/13 (a)	160,000	163,200
Williams Cos. (The), Inc., 7.125% Nts. due 09/01/11	100,000	104,750
8.75% Unsec. Nts. due 03/15/32	250,000	288,125
Publishing & Printing — .30%
Idearc, Inc., 8.00% Sr. Nts. due 11/15/16 (a)	305,000	313,769
Nielsen Finance LLC/Nielsen Finance Co., 10.00% Sr. Nts. due 08/01/14 (a)	340,000	370,600
12.50% Sr. Sub. Disc. Nts. due 08/01/16 (a)	285,000	199,500
Quebecor World Capital Corp., 8.75% Sr. Nts. due 03/15/16 (a)	75,000	75,938
Real Estate Investment Trusts — .14%
Felcor Lodging LP, 8.50% Sr. Nts. due 06/01/11	213,000	228,176
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts. due 11/01/14	40,000	40,600
Host Marriott LP, 6.375% Sr. Nts., Series O due 03/15/15	180,000	178,650
Restaurants — .01%
Buffets, Inc., 12.50% Sr. Unsec. Nts. due 11/01/14	35,000	36,400
Retail — .24%
Jean Coutu Group, Inc., 8.50% Sr. Sub. Nts. due 08/01/14	400,000	434,000

Rent-A-Center, 7.50% Sr. Sub. Nts., Series B due 05/01/10	$50,000	$50,375
Rite Aid Corp., 8.125% Sr. Sec. Nts. due 05/01/10	150,000	154,125
Steinway Musical Instruments, 7.00% Sr. Nts. due 03/01/14 (a)(f)	145,000	142,825
Semiconductors — .22%
Conexant Systems, Inc., 9.11% Sr. Sec. Nts. due 11/15/10 (a)(c)	70,000	72,275
Freescale Semiconductor, Inc., 10.125% Sr. Sub. Nts. due 12/15/16 (a)	629,000	630,573
Telecommunication Equipment — .20%
NXP BV/NXP Funding LLC, 9.50% Sr. Bonds due 10/15/15 (a)	609,000	628,793
Telecommunications — 1.62%
American Cellular Corp., 10.00% Sr. Nts., Series B due 08/01/11	51,000	53,996
American Tower Corp., 7.50% Sr. Nts. due 05/01/12	200,000	207,500
CellNet Data Systems, Inc., Zero Coupon Sr. Unsec. Disc. Nts. due 10/01/07 (f)(m)(r)	45,000	—
Citizens Communications Co., 6.25% Sr. Nts. due 01/15/13	600,000	595,500
10.125% Gtd. Sr. Nts. due 06/15/13	450,000	486,000
Dobson Cellular Systems Corp., 8.375% Sec. Nts. due 11/01/11	50,000	53,063
Dobson Communications Corp., 8.875% Sr. Nts. due 10/01/13	227,000	233,810
9.61% Sr. Nts. due 10/15/12 (c)	45,000	46,294
Nextel Communications, Inc., 7.375% Sr. Nts., Series D due 08/01/15	540,000	558,521
Nextel Partners, Inc., 8.125% Sr. Nts. due 07/01/11	100,000	104,453
Nordic Telephone Co. Holdings, 8.875% Sr. Nts. due 05/01/16 (a)	75,000	80,250
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts. due 01/15/07	200,000	200
PanAmSat Corp., 9.00% Sr. Sec. Nts. due 06/15/16 (a)	100,000	110,125
9.00% Sr. Unsec. Nts. due 08/15/14	327,000	353,978
Qwest Capital Funding, Inc., 7.25% Sr. Unsec. Nts. due 02/15/11	300,000	307,125
7.90% Sr. Unsec. Nts. due 08/15/10	128,000	133,440
Rogers Wireless Communications, Inc., 7.50% Sr. Sec. Nts. due 03/15/15	250,000	270,938
8.00% Sr. Sub. Nts. due 12/15/12	150,000	159,000
Rural Cellular Corp., 9.75% Sr. Sub. Nts. due 01/15/10	613,000	631,390
9.875% Sr. Nts. due 02/01/10	200,000	211,000

Telefonica Del Peru S.A., 8.00% Sr. Unsec. Nts. due 04/11/16 (PEN) (a)(f)	$1,026,300	$359,906
U.S. Unwired, Inc., 10.00% Sr. Sec. Nts. due 06/15/12	125,000	136,498
Valor Telecommunications Enterprises LLC/Finance Corp., 7.75% Sr. Nts. due 02/15/15	75,000	80,813
Textiles — .14%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	178,063
INVISTA, 9.25% Sr. Nts. due 05/01/12 (a)	265,000	282,225
Transportation — .07%
Greenbrier Cos., Inc., 8.375% Sr. Nts. due 05/15/15	140,000	142,100
Horizon Lines LLC, 9.00% Sr. Nts. due 11/01/12	79,000	82,950
Wireless Telecommunication Services — .70%
America Movil SAB de CV, 8.46% Bonds due 12/18/36 (MXN) (a)(f)	1,500,000	137,576
Autopistas Del Nordeste, 9.39% Nts. due 01/15/26 (a)(f)	656,228	689,040
Cricket Communications, Inc., 9.375% Sr. Nts. due 11/01/14 (a)	130,000	137,800
Intelsat Bermuda, Ltd., 11.25% Sr. Nts. due 06/15/16 (a)	60,000	68,100
Province Del Neuquen, 8.656% Sr. Sec. Nts due 10/18/14 (a)(f)	295,000	303,850
Sprint Capital Corp., 8.75% Nts. due 03/15/32	777,000	916,486
Total Corporate Bonds and Notes (cost: $107,402,702)		$109,508,594

Common Stocks — .14%

	shares	market value (note 1)
Adelphia Contingent Value Vehicle	393,941	$27,576
Cebridge Connections Holding LLC (f)(m)	466	—
Dynegy, Inc. (b)	38	352
Goldman Sachs Group, Inc. (The)	338	69,841
Kaiser Aluminum & Chemical Corp., Escrow Shares (f)(m)	250,000	—
Metromedia Fiber Network, Inc., Escrow Shares (f)(m)	150,000	—
Okumura Corp.	12,000	65,784
Societe des Autoroutes Paris-Rhin-Rhone	617	56,212
Southern Pacific Funding Corp., Liquidating Trust (b)(f)(h)(m)	52,418	—
Time Warner Cable, Inc., Series A (b)	5,966	223,546
WRC Media Corp. (a)(b)(f)	270	2
Total Common Stocks (cost: $614,434)		$443,313

Preferred Stocks — .10%

	shares	market value (note 1)
Eagle-Picher Holdings, Inc. 11.75% Cum. Exchangeable, Series B, Non-Vtg. (b)(f)(m)	10	$—
ICG Holdings, Inc. 14.25% Exchangeable, Non-Vtg. (b)(f)(h)(m)	43	—
ION Media Networks, Inc. 14.25% Cum. Non-Vtg. (f)(h)	17	132,600
Loral Skynet Corp. 12.00% Cum., Series A, Non-Vtg. (b)(f)	21	4,331
Sovereign Real Estate Investment Trust 12.00% Non-Cum., Series A (a)(b)(f)	114	177,384
Total Preferred Stocks (cost: $314,304)		$314,315

Rights, Warrants and Certificates — .03%

	units	market value (note 1)
Long Distance International, Inc. Wts., Exp. 04/15/08 (b)(f)(m)	50	$—
Price Communications Corp. Wts., Exp. 08/01/07 (b)	516	—
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 04/15/20 (b)(f)	2,800	100,800
Total Rights, Warrants and Certificates (cost: $3,002)		$100,800

Structured Instruments — 15.12%

	face amount or units (i & j)	market value (note 1)
Citigroup Global Markets Holdings, Inc.,
Argentina (Republic of) Credit Linked Nts., 4.00% due 05/22/08 (a)(f)	$254,522	$268,462
Argentina (Republic of) Credit Linked Nts., 4.00% due 05/18/09 (f)	201,260	198,664
Argentina (Republic of) Unsec. Credit Linked Nts., 4.50% due 04/16/10	288,804	220,773
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/03/08 (BRL)	655,211	292,178
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/02/09 (BRL)	752,072	300,621
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/05/10 (BRL)	996,000	465,125
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10.00% due 01/05/10 (a) (BRL)	841,827	301,347
Brazilian Real Unsec. Credit Linked Nts., Zero Coupon due 01/05/10 (BRL)	1,570,000	732,891
Colombia (Republic of) Credit Linked Nts., Series II, 15.00% due 04/27/12 (a)	186,420,823	102,028

Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/26/12 (COP)	$315,900,000	$172,892
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (a)	352,000,000	192,650
Colombia (Republic of) Unsec. Credit Linked Nts., Series B, 15.00% due 04/26/12 (COP)	405,000,000	221,656
Columbia (Republic of) Credit Linked Nts., 11.00% due 07/27/20 (a)	160,740	186,264
Dominican Republic Credit Linked Nts., Zero Coupon due 05/14/07	210,201	208,124
Dominican Republic Credit Linked Nts., Zero Coupon due 07/02/07 (a)	80,960	79,181
Dominican Republic Credit Linked Nts., Zero Coupon due 10/03/11	137,725	174,290
Dominican Republic Credit Linked Nts., Series II, Zero Coupon due 04/23/07	83,428	82,881
Dominican Republic Unsec. Credit Linked Nts., Zero Coupon due 04/30/07	75,349	74,977
Dominican Republic Unsec. Credit Linked Nts., Zero Coupon due 09/24/07 (a)	454,545	434,895
Dominican Republic Unsec. Credit Linked Nts., 15.00% due 03/12/12 (a)	225,979	230,431
Dominican Republic Unsec. Credit Linked Nts., Series II, Zero Coupon due 04/30/07	166,563	165,470
Egypt (The Arab Republic of) Credit Linked Nts., Zero Coupon due 07/12/07 (f)	242,996	258,810
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 02/28/08 (f)	234,010	235,917
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50% due 02/16/08 (a)	198,401	196,889
Nigeria (Federal Republic of) Credit Linked Nts., Zero Coupon due 07/22/07 (a)	293,958	321,199
Nigeria (Federal Republic of) Credit Linked Nts., 14.50% due 03/01/11 (a)	673,267	756,852
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50% due 04/04/11 (a)	485,154	510,822
Russian Federation Credit Linked Nts., 7.00% due 12/02/08	134,189	134,860
Russian Federation Credit Linked Nts., 7.50% due 12/04/08 (f)	333,155	334,821
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94% due 01/04/10 (a)	72,877	65,018
Zambia (Republic of) Credit Linked Nts., Zero Coupon due 02/21/08 (a)	227,291	220,393
Credit Suisse First Boston International,
EES Total Return Linked Nts., 7.00% due 12/12/08 (RUB)	6,100,000	238,361
Gazprom Total Return Linked Nts., 6.79% due 10/29/09 (RUB)	12,140,000	476,478

Gazprom Total Return Linked Nts., Series 002, 6.95% due 08/06/09 (RUB)	$11,880,000	$464,119
Indonesia (Republic of) Total Return Linked Nts., 12.00% due 09/16/11 (IDR)	3,300,000,000	401,168
Lukoil Credit Linked Nts., Series Fbi 105, 7.25% due 11/19/09 (RUB) (f)	9,640,000	370,863
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10.00% due 12/31/10 (RUB) (f)	8,645,000	367,853
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11.00% due 04/21/09 (RUB)	8,895,000	379,946
NAK Naftogaz of Ukraine Credit Linked Nts., 5.00% due 01/20/09	660,000	667,266
Orenburgskaya IZHK Total Return Linked Nts., 9.24% due 02/21/12 (RUB)	18,145,000	700,624
Russian Federation Linked Nts., 6.67% due 01/22/09 (RUB)	8,420,000	324,641
U.S. Dollar/South African Rand Linked Nts., Series Fbi 43, 1.196% due 05/23/22 (c)	245,000	244,804
Ukraine (Republic of), Credit Linked Nts., Series EMG 13, 11.94% due 12/30/09 (UAH)	745,000	159,774
VietnamShipping Industry Group Total Return Linked Nts., 10.50% due 01/19/17 (VND) (f)	2,383,000,000	156,798
Credit Suisse First Boston, Inc. (Nassau Branch),
Turkey (Republic of) Credit Linked Nts., Series 2, Zero Coupon due 07/16/08 (TRY)	1,160,000	658,668
Turkey (Republic of) Credit Linked Nts., Series 2, Zero Coupon due 07/16/08 (TRY)	340,000	193,058
Ukraine (Republic of) Credit Linked Nts., Zero Coupon due 12/30/09 (UAH)	200,000	42,892
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94% due 12/30/09 (UAH)	224,000	48,040
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94% due 12/30/09 (UAH)	1,460,000	313,113
Deutsche Bank AG,
Argentina (Republic of) Credit Linked Nts., 7.00% due 12/21/11 (ARS)	940,000	830,315
Arrendadora Capita Corp. SA de CV/Capita Corp. de Mexico SA de CV Credit Linked Nts., 9.09% due 01/05/11 (f) (MXN)	3,295,305	296,320
Arrendadora Capita Corp. SA de CV/Capita Corp. de Mexico SA de CV Credit Linked Nts., 9.52% due 01/05/11 (f) (MXN)	2,157,186	193,932
Arrendadora Capita Corp. SA de CV/Capita Corp. de Mexico SA de CV Credited Linked Nts., 9.65% due 01/05/11 (f) (MXN)	2,154,921	193,043

Brazil (Federal Republic of) Credit Linked Nts., Series E, Zero Coupon due 03/03/10	$600,000	$547,860
Brazil (Republic of) Credit Linked Nts., 6.00% due 08/18/10 (BRL)	525,000	396,019
Colombia (Government of) Total Return Linked Bonds, Series 002, 11.00% due 07/24/20 (COP)	220,000,000	108,721
Colombia (Republic of) Credit Linked Nts., 13.50% due 09/12/14 (COP) (f)	403,000,000	216,786
Egypt (The Arab Republic of) Credit Linked Nts., Zero Coupon due 02/05/08 (EGP) (f)	1,020,000	166,369
Egypt (The Arab Republic of) Total Return Linked Nts., Zero Coupon due 09/12/07 (EGP) (f)	2,000,000	336,133
European Investment Bank Russian Federation Credit Linked Nts., Zero Coupon due 01/19/10 (a)	240,000	210,528
Federalnaya Stevaya Kompaniya Edinoy Energe, Credit Linked Nts., 7.10% due 12/12/08 (RUB)	8,650,000	334,397
Grupo TMM SA Credit Linked Nts., 6.00% due 09/01/12 (f)	470,488	472,855
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25% due 03/20/09 (KZT)	64,250,000	516,441
Indonesia (Republic of) Credit Linked Nts., 9.50% due 06/22/15	280,000	279,117
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25% due 06/22/13	294,400	359,778
Nigeria (Federal Republic of) Credit Linked Nts., 15.00% due 01/27/09 (NGN)	22,600,000	191,111
Nigeria (Republic of) Credit Linked Nts., 14.50% due 02/24/09 (NGN)	16,800,000	136,897
OAO Gazprom I Credit Linked Nts., 11.00% due 10/20/07	305,000	311,089
OAO Gazprom II Credit Nts., 9.00% due 04/20/07	305,000	304,760
Peru (Republic of) Credit Linked Nts., 6.00% due 02/20/11	225,000	229,964
Rosselkhozbank Credit Linked Nts., Zero Coupon due 02/20/08 (RUB)	9,860,000	356,500
Russian Federation Credit Linked Nts., Zero Coupon due 12/02/09 (RUB)	6,685,000	268,737
Russian Federation Total Return Linked Nts., Series II, 9.00% due 04/19/11 (RUB)	7,865,000	325,946
Russian Railways Total Return Linked Bonds, 9.00% due 01/22/09 (RUB)	12,100,000	466,139
Sberbank Credit Linked Nts., Zero Coupon due 02/20/08 (RUB)	9,860,000	356,812
Sberbank Credit Linked Nts., Zero Coupon due 02/25/08 (RUB)	13,150,000	475,212

Sberbank Total Return Linked Nts., Zero Coupon due 02/19/08 (RUB)	$6,600,000	$238,631
Sberbank Total Return Linked Nts., Zero Coupon due 02/20/08 (RUB)	13,500,000	488,109
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05% due 08/19/10	260,000	264,275
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05% due 02/22/11	260,000	264,093
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05% due 08/19/11	260,000	263,980
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05% due 02/21/12	260,000	263,844
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05% due 08/20/12	260,000	263,162
Ukraine (Republic of) Credit Linked Nts., Zero Coupon due 05/16/07 (UAH)	770,000	154,152
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	92,000	20,158
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	325,000	71,379
Ukraine (Republic of) Credit Linked Nts., 12.208% due 07/01/09 (UAH) (f)	832,200	154,765
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592% due 05/16/07 (UAH)	770,000	154,198
United Mexican States BORHIS Total Return Linked Nts., 6.10% due 03/13/34 (MXN)	710,000	252,785
United Mexican States BORHIS Total Return Linked Nts., 6.10% due 09/25/35 (MXN)	790,000	264,663
Videocon International Ltd. Credit Linked Nts., 6.26% due 12/29/09 (f)	590,000	593,098
Dresdner Bank AG,
Lukoil Credit Linked Nts., Series 3, 7.04% due 12/12/11	200,000	200,200
Goldman Sachs Capital Markets LP,
Colombia (Republic of) Credit Linked Nts., Zero Coupon due 02/08/37 (a)	4,700,000	206,330
Goldman Sachs International,
OJSC Russian Agricultural Bank Total Return Linked Nts., 7.25% due 12/21/09 (RUB)	8,650,000	332,516
Russian Federation Total Return Linked Nts., 11.00% due 05/13/09 (RUB)	16,600,000	651,750
JP Morgan Chase Bank,
Argentina (Republic of) Credit Linked Nts., 7.90% due 12/19/11 (f)	2,050,246	710,915

Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 11/30/12 (a)	$454,316	$435,144
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 06/01/13 (BRL)	2,010,000	486,979
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/02/15 (BRL)	3,730,000	762,469
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/02/15 (BRL)	1,250,600	255,642
Brazil (Federal Republic of) Credit Linked Nts., 6.00% due 05/15/45 (f)	1,475,000	1,037,318
Brazil (Federal Republic of) Credit Linked Nts., 14.35% due 02/20/12	446,849	452,435
Colombia (Republic of) Credit Linked Bonds, Zero Coupon due 01/05/16 (a)	2,462,760	1,011,702
Colombia (Republic of) Credit Linked Bonds, Zero Coupon due 10/31/16 (f)	983,864	370,130
Colombia (Republic of) Credit Linked Bonds, Zero Coupon due 08/03/20	1,679,662	492,141
Colombia (Republic of) Credit Linked Bonds, Series A, Zero Coupon due 10/31/16 (f)	983,795	370,104
Kingdom of Swaziland Credit Linked Nts., 9.35% due 06/20/10 (a)(c)	420,000	419,958
Peru (Republic of) Credit Linked Nts., Zero Coupon due 09/02/15 (a)	359,777	204,173
Lehman Brothers International,
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/09/10 (RON)	279,800	113,260
Lehman Brothers Special Financing, Inc.,
10 yr. Curve Credit Linked Nts., 6.00% due 02/05/17	2,190,000	2,261,226
Romania (Republic of) Treasury Bills Linked Nts., 7.75% due 04/18/08 (RON)	70,000	26,252
Romania (Republic of) Treasury Bills Total Return Linked Nts., 6.50% due 03/08/10 (RON)	754,500	294,755
Romania (Republic of) Treasury Bills Total Return Linked Nts., 6.75% due 02/11/08 (RON)	640,300	257,377
Romania (Republic of) Treasury Bills Total Return Linked Nts., 6.75% due 03/10/08 (RON)	880,000	351,085
Romania (Republic of) Treasury Bills Total Return Linked Nts., 7.25% due 04/18/10 (RON)	71,000	28,342
Romania (Republic of) Treasury Bills Total Return Linked Nts., 7.75% due 04/18/08 (RON)	170,000	63,755
Morgan Stanley & Co. International Ltd.,
Red Arrow International Leasing PLC Total Return Linked Nts., Series A, Zero Coupon due 06/30/12 (RUB) (f)	7,916,407	315,245

Red Arrow International Leasing PLC Total Return Linked Nts., Series B, Zero Coupon due 06/30/12 (RUB) (f)	$6,864,549	$273,507
Morgan Stanley Capital Services, Inc.,
Bank Center Credit Total Return Linked Nts., 8.35% due 05/30/08 (KZT)	95,000,000	770,938
Brazil (Federal Republic of) Linked Nts., Zero Coupon due 01/05/22	2,279,113	427,334
Philippines (Republic of) Credit Linked Nts., Zero Coupon due 09/20/15 (c)(f)	3,350,000	4,033,813
Philippines (Republic of) Credit Linked Nts., Zero Coupon due 09/20/15 (a)(f)	340,000	393,879
Philippines (Republic of) Credit Linked Nts., 8.00% due 06/20/16 (a)(f)	120,000	125,876
Ukraine (Republic of) Credit Linked Nts., Tranche B, 10.00% due 02/01/09 (f)	820,000	844,600
United Mexican States Credit Linked Nts., 5.64% due 11/20/15 (a)	300,000	310,418
Venezuela (Republic of) 10 yr. Credit Linked Nts., 3.48% due 11/20/15 (a)	650,000	703,098
WTI Trading Ltd., Total Return Linked Nts., Series A, Zero Coupon due 02/01/09 (f)	610,000	628,300
UBS AG,
Ghana (Republic of) Credit Linked Nts., 14.47% due 12/21/11 (f)	224,000	240,101
Israel (State of) Credit Linked Nts., 7.50% due 04/05/14	1,742,800	502,211
Total Structured Instruments (cost: $44,968,645)		$48,308,198

	expiration	strike	contracts/face	market value
	date	price	subject to call/put	(note 1)
Options Purchased — .01%
Euro Put	07/07	0.95 EUR	438,000,000	20,096
Total Options Purchased (cost: $37,230)				20,096
Total Securities (cost: $318,652,408) — 102.45%				$327,315,813
Other Assets and Liabilities, Net — (2.45)%				$(7,837,521)
Net Assets — 100.00%				$319,478,292

The accompanying notes are an integral part of these statements of investments.

Atlas U.S. Government and Mortgage Securities Fund                                                                        March 31, 2007

Statements of Investments in Securities and Net Assets (unaudited)

Asset-Backed Securities — 2.43%

	face amount	market value (note 1)
Home Equity — 2.43%
Argent Securities Trust, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 5.80% due 05/25/34 (c)	$1,174,075	$1,177,867
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates, Series 2005-D, Cl. AF1, 5.04% due 10/25/35	57,063	56,844
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations, Series 2006-WF1, Cl. A2B, 5.536% due 03/01/36	250,000	249,156
Countrywide Asset-Backed Certificates Trust, Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36	370,000	368,668
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36	250,000	249,060
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates, Series 2005-3, Cl. A1, 5.58% due 01/20/35 (c)	459,730	459,529
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	485,115	481,957
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	525,893	523,634
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	424,885	423,067
Popular Asset-Backed Securities, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68% due 01/25/36	380,000	381,302
Residential Asset Mortgage Products, Inc., Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	426,151	423,350
Total Asset-Backed Securities (cost: $4,815,090)		$4,794,434

Mortgage-Backed Obligations — 111.82%

	face amount	market value (note 1)
Government-Sponsored Enterprises — 111.52%
Fannie Mae,
4.50% due 05/01/18-12/01/20	$20,858,292	$20,232,562
5.00% due 12/01/17-03/01/34	24,197,316	23,782,217
5.00% due 04/01/22 (n)	9,442,000	9,309,227
5.50% due 05/01/24-11/01/33	46,805,186	46,469,354
5.50% due 04/01/22-04/01/37 (n)	19,226,000	19,164,282
6.00% due 03/01/24-04/01/33	25,013,337	25,350,268
6.00% due 04/01/22 (n)	9,927,000	10,088,314
6.50% due 06/01/17-11/01/31	5,511,630	5,671,733
6.50% due 04/01/37 (n)	15,196,000	15,499,920

1

7.00% due 04/01/28-01/01/36	$2,565,782	$2,666,941
7.50% due 12/01/17-01/01/33	863,046	905,403
8.00% due 12/01/24-02/01/28	1,101,878	1,167,903
8.50% due 08/01/14-03/01/27	363,205	389,677
9.00% due 06/01/21-04/01/25	275,103	299,313
9.50% due 10/01/20-11/01/20	2,204	2,420
Freddie Mac,
4.50% due 05/01/19	2,737,217	2,655,746
5.00% due 08/01/33	2,348,616	2,275,767
5.00% due 04/01/37 (n)	27,552,000	26,622,120
6.00% due 05/01/18-10/01/32	3,571,489	3,632,837
6.50% due 04/01/18-09/01/28	2,088,919	2,142,900
7.00% due 12/01/23-05/01/29	243,931	253,747
7.50% due 04/01/23-05/01/24	726,826	761,797
8.00% due 06/01/24-11/01/26	280,696	296,615
8.50% due 10/01/21-08/01/26	86,393	92,778
9.00% due 08/01/19-10/01/24	151,020	162,852
9.50% due 09/01/16-05/01/21	21,262	22,964
10.00% due 08/01/17-08/01/20	4,308	4,766
10.50% due 02/01/19-05/01/20	17,457	19,513
U.S. Government Agencies — .30%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	464,198	484,409
8.00% due 04/15/23-06/15/25	98,364	104,296
8.50% due 07/15/16	2,386	2,538
Total Mortgage-Backed Obligations (cost: $221,556,764)		$220,535,179

Collateralized Mortgage Obligations — 24.65%

	face amount	market value (note 1)
Banc of America Mortgage Securities, Inc., Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501% due 07/10/43	$1,140,000	$1,119,163
Series 2005-E, Cl. 2A2, 4.974% due 06/25/35 (c)	36,910	36,857
Series 2006-5, Cl. A2, 5.317% due 10/10/11	1,025,000	1,031,450
Countrywide Alternative Loan Trust, Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	1,532,497	1,552,611
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	1,725,333	1,760,605
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	866,812	863,955
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	270,534	270,601
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates Trust, Series 1993-215, Cl. ZQ, 6.50% due 11/25/23	739,492	758,255

2

Series 1999-54, Cl. LH, 6.50% due 11/25/29	$470,000	$484,912
Series 2001-82, Cl. ZA, 6.50% due 01/25/32	323,236	334,576
Series 2002-56, Cl. KW, 6.00% due 04/25/23	1,190,000	1,201,773
Series 2002-9, Cl. PC, 6.00% due 03/25/17	822,918	837,886
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	508,000	499,181
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	1,993,000	1,957,478
Series 2003-28, Cl. KG, 5.50% due 04/25/23	1,564,000	1,546,590
Series 2003-84, Cl. PW, 3.00% due 06/25/22	640,240	630,837
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	620,000	599,853
Series 2005-109, Cl. AH, 5.50% due 12/25/25	3,055,000	2,979,508
Series 2005-71, Cl. DB, 4.50% due 08/25/35	4,000,000	3,731,085
Series 2006-50, Cl. KS, 4.693% due 06/25/36 (c)	1,221,331	1,191,382
Series 2006-50, Cl. SA, 4.693% due 06/25/36 (c)	568,617	554,600
Series 2006-50, Cl. SK, 4.693% due 06/25/36 (c)	217,242	211,309
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security, Series 2001-65, Cl. S, 2.58% due 11/25/31 (c)(g)	1,170,839	116,744
Series 2003-118, Cl. S, 2.78% due 12/25/33 (c)(g)	2,041,039	242,146
Series 2003-33, Cl. SP, 2.93% due 05/25/33 (c)(g)	1,003,647	126,300
Series 2005-40, Cl. SA, 1.38% due 05/25/35 (c)(g)	4,847,480	234,800
Series 2005-40, Cl. SB, 1.43% due 05/25/35 (c)(g)	5,181,974	277,541
Series 2005-63, Cl. SA, 1.38% due 10/25/31 (c)(g)	300,365	15,788
Series 2005-71, Cl. SA, 1.43% due 08/25/25 (c)(g)	1,643,756	95,040
Series 2005-87, Cl. SG, 1.38% due 10/25/35 (c)(g)	2,846,786	168,015
Series 2006-119, Cl. MS, 1.38% due 12/25/36 (c)(g)	1,847,950	109,361
Series 2006-33, Cl. SP, 1.88% due 05/25/36 (c)(g)	4,564,035	390,260
Series 2006-34, Cl. SK, 1.88% due 05/25/36 (c)(g)	1,515,580	128,416
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security, Series 2003-33, Cl. IA, 6.50% due 05/25/33 (g)	391,798	89,651
Series 2003-46, Cl. IH, 5.50% due 06/25/33 (g)	3,437,996	695,109
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	2,019,550	473,672
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	1,971,897	466,229
Series 294, Cl. 2, 7.00% due 02/01/28 (g)	2,096,644	482,087
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	243,969	57,030
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	1,832,720	411,418
Series 331, Cl. 9, 6.50% due 12/01/32 (g)	2,842,542	647,911
Series 342, Cl. 2, 6.00% due 09/01/33 (g)	145,191	33,165
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	362,225	82,452
Series 346, Cl. 2, 5.50% due 12/01/33 (g)	291,830	66,100
Series 362, Cl. 12, 6.00% due 08/01/35 (g)	1,498,335	331,022
Series 362, Cl. 13, 6.00% due 08/01/35 (g)	832,319	181,538
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2006-11, Cl. PS, 5.06% due 03/25/36 (c)	368,390	369,221
Series 2016, Cl. G, 6.50% due 04/15/28	390,701	401,304
Series 2043, Cl. ZP, 6.50% due 04/15/28	618,319	636,819

3

Series 2058, Cl. TE, 6.50% due 05/15/28	$382,295	$391,490
Series 2072, Cl. A, 6.50% due 07/15/28	1,429,500	1,432,701
Series 2078, Cl. PE, 6.50% due 08/15/28	726,733	743,616
Series 2173, Cl. Z, 6.50% due 07/15/29	814,014	839,447
Series 2326, Cl. ZP, 6.50% due 06/15/31	32,402	33,237
Series 2461, Cl. PZ, 6.50% due 06/15/32	668,049	700,746
Series 2504, Cl. FP, 5.82% due 03/15/32 (c)	641,997	650,532
Series 2515, Cl. FP, 5.72% due 10/15/32 (c)	2,410,333	2,434,138
Series 3025, Cl. SJ, 5.243% due 08/15/35 (c)	77,897	79,235
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security, Series 2136, Cl. SG, 2.33% due 03/15/29 (c)(g)	3,302,073	228,752
Series 2399, Cl. SG, 2.63% due 12/15/26 (c)(g)	2,005,165	175,687
Series 2493, Cl. S, 2.78% due 09/15/29 (c)(g)	235,052	21,671
Series 3000, Cl. SE, 0.83% due 07/15/25 (c)(g)	2,602,786	99,437
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security, Series 183, Cl. IO, 7.00% due 04/01/27 (g)	1,344,104	305,573
Series 217, Cl. IO, 6.50% due 02/01/32 (g)	458,605	105,479
Series 218, Cl. IO, 6.00% due 02/01/32 (g)	653,309	145,657
Series 224, Cl. IO, 6.00% due 03/01/33 (g)	617,482	137,357
Series 243, Cl. 6, 6.00% due 12/15/32 (g)	394,465	88,734
Series 3110, Cl. SL, 0.83% due 02/15/26 (g)	326,422	11,359
Freddie Mac, Principal-Only Stripped Mtg.-Backed Security, Series 216, Cl. PO, 0.00% due 01/01/32	1,190,688	937,552
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2005-C3, Cl. A2, 4.853% due 07/10/45	660,000	654,996
Government National Mortgage Association, Interest-Only Stripped Floating Mtg.-Backed Security, Series 2006-47, Cl. SA, 1.48% due 08/16/36 (c)(g)	1,748,861	105,958
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	720,000	720,227
JP Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	280,000	275,536
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	950,000	939,867
JP Morgan Mortgage Trust, Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.716% due 02/25/32 (c)	1,511,504	1,529,719
Lehman Brothers/UBS, Commercial Mtg.Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885% due 09/15/40	790,000	785,829
Residential Accredit Loans, Inc., Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	1,068,312	1,065,195

4

Residential Asset Securitization Trust, Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6.00% due 09/25/36	$1,220,634	$1,216,736
Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.57% due 07/25/45 (c)	279,758	279,748
Total Collateralized Mortgage Obligations (cost: $48,195,566)		$48,619,817

U.S. Government Obligations — 3.75%

	face amount	market value (note 1)
Fannie Mae Discount Note, 5.00% due 04/02/07	$7,400,000	$7,397,944
Total U.S. Government Obligations (cost: $7,397,944)		$7,397,944
Total Securities (cost: $281,965,364) — 142.65%		$281,347,374
Other Assets and Liabilities, Net — (42.65)%		$(84,117,956)
Net Assets — 100.00%		$197,229,418

The accompanying notes are an integral part of these statements of investments.

5

*

Variable rate demand notes are tax-exempt obligations which contain a floating or variable rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

(a)

Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $1,058,720 or 0.65% of net assets in the National Municipal Bond Fund, $3,649,337 or 5.94% of net assets in the American Enterprise Bond Fund and $319,478,337 or 12.62% of net assets in the Strategic Income Fund.

(b)	Non-income producing security.
(c)	Represents the current interest rate for a variable rate security.
(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(e)	Represents the current interest rate for an increasing rate security.
(f)	Identifies issues considered to be illiquid. See Note 6 of Notes to Statements of Investments in Securities and Net Assets.
(g)

Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)	Interest or dividend is paid in kind.
(i)

Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)	Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

KRW	—	South Korea Won
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombia Pesos
CZK	—	Czech Republic Koruna
DKK	—	Danish Krone
DOP	—	Dominican Republic Pesos
EGP	—	Egyptian Pound
EUR	—	Euro

6

GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Skekel
INR	—	Indian Rupee
ISK	—	Icelandic Krona
JPY	—	Japanese Yen
KZT	—	Kazakhstan Tinge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
NOK	—	Norwegian krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RON	—	Romania New Lei
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SKK	—	Slovakia Koruna
THB	—	Thai Baht
TRY	—	Turkish Lira
UAH	—	Ukraine Hryvna
UYU	—	Uruguay Peso
ZAR	—	South African Rand

(k)

Securities in American Enterprise Bond Fund, Strategic Income Fund, and U.S. Government and Mortgage with aggregate market values of $308,531, $1,045,402 and $321,164, respectively, are held in collateralized accounts to cover initial margin requirements for open futures purchases and sales contracts.

(l)

Securities in Strategic Income Fund with an aggregate market value of $498,450 are held in collateralized accounts to cover outstanding forward currency exchange contracts. See Note 3 of Notes to Financial Statements.

(m)	Fair-valued security. See Note 1 of Notes to Statements of Investments in Securities and Net Assets.
(n)	When-issued security to be delivered and settled after March 31, 2007.
(o)

All or part of this security position is on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 is $247,800 for Emerging Growth Fund and $4,307,312 for Growth Opportunities Fund.

(p)	This security was purchased with cash collateral held from securities lending.

7

(q)	Securities with an aggregate market value of $10,156,058 have been designated to cover outstanding written call options and swaptions in the Strategic Income Fund, as follows:

	Notional Amount	Expiration Date	Exercise Price/Strike Price	Premium Received	Market Value (See Note 1)	Unrealized Appreciation (Depreciation)
Written Options:
Barclays Capital
Japanese Yen Call (f)	25,000,000	4/05/07	117.35 JPY	$1,200	$1,550	$(350)
Barclays Capital
Japanese Yen Put (f)	25,000,000	4/05/07	117.35 JPY	$1,250	$950	$300
Credit Suisse
Japanese Yen Call (f)	28,000,000	4/04/07	117.00 JPY	$1,428	$1,708	$(280)
Credit Suisse
Japanese Yen Put (f)	26,000,000	4/09/07	117.00 JPY	$1,344	$672	$672
Barclays Capital
Japanese Yen Call (f)	26,000,000	4/09/07	118.00 JPY	$1,326	$1,326	$—
Barclays Capital
Japanese Yen Put (f)	26,000,000	4/09/07	118.00 JPY	$1,326	$1,326	$—
Total Written
Options				$7,874	$7,532	$342

8

(r)	Issuer is in default.
(s)	The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

	Market Value	Percent
Country:
United States	$157,141,281	37.14%
Great Britain	55,750,108	13.17
Japan	48,735,270	11.52
Sweden	27,642,293	6.53
France	24,165,979	5.71
Germany	17,798,805	4.21
Switzerland	15,137,281	3.58
Bermuda	13,327,890	3.15
Mexico	10,361,213	2.45
Netherlands	9,557,100	2.26
Korea, Republic of (South)	8,341,145	1.97
Brazil	7,349,066	1.74
Canada	7,237,386	1.71
Spain	4,779,881	1.13
Finland	3,058,134	0.72
Taiwan	2,684,307	0.63
Norway	2,626,376	0.62
Italy	2,196,709	0.52
Hong Kong	1,596,583	0.38
Denmark	1,533,091	0.36
India	1,046,038	0.25
Singapore	996,844	0.23
Cayman Islands	89,262	0.02
	$423,152,042	100.00%

ADR	=	American Depositary Receipt
AMBAC	=	AMBAC Indemnity Corporation
AMT	=	Alternative Minimum Tax
COP	=	Certificate of Participation
FGIC	=	Financial Guarantee Insurance Corporation
FSA	=	Financial Security Assurance Inc.
GDR	=	Global Depositary Receipt
MBIA	=	Municipal Bond Investors Assurance

9

ATLAS FUNDS

Notes to Statements of Investments in Securities and Net Assets
March 31, 2007 (unaudited)

1.                 Investment Valuation/Other Investment Policies March 31, 2007

Atlas Funds, a Delaware business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, offering fifteen portfolios. The Trust currently consists of the Atlas Dual Focus Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Independence Flagship Fund, the Atlas Star Spangled Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas Independence Eagle Bond Fund, the Atlas Notional Municipal Bond Fund, the Atlas Strategic Income Fund, and the Atlas U.S. Government and Mortgage Securities Fund (individually, a “Fund”, or collectively, the “Funds”). All Funds are diversified with the exception of the Atlas Independence Flagship Fund, the Atlas Independence Star Spangled Fund, the Atlas California Municipal Bond Fund, and the Atlas Independence Eagle Bond Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure. As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 4.69% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The Master Portfolio Schedule of Investments is included elsewhere in this report.

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments in Securities and Net Assets. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.                  Investment Valuation: Fixed-income securities are valued by pricing services approved by the Trustees. Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. For the securities for which market quotations are not readily available, approved pricing services provide values based on a computerized matrix system or appraisal, in each case based on the information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing services are reviewed by the Trust officers under the general supervision of the Trustees.

Short-term securities have a remaining maturity of 13 months or less. All of the short-term securities are valued at amortized cost, which approximates market value.

Equity securities listed or traded on an exchange are stated at the recorded closing sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Investment securities (including restricted securities) for which market quotations are not readily available are priced at their fair value by Atlas Advisers, Inc., the investment adviser (the “Adviser”)

1

to the Funds. Foreign securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined by the Adviser in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Investments of Atlas Independence Flagship Fund, Atlas Independence Star Spangled Fund, and Atlas Eagle Bond Fund are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.                 Security Transactions: Security transactions are recorded on the date securities are purchased or sold (trade date).

c.                  Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of March 31, 2007, the Atlas Strategic Income Fund held securities in default with an aggregate market value of $144,566, representing 0.05% of the Fund’s net assets.

d.                 Municipal Bonds or Notes with “Puts”: The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”. In determining the weighted average maturity of the Money Funds’ portfolios, municipal bonds and notes with put options will be deemed to mature on the last day on which the put may be exercisable.

e.                  Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. For purposes of calculating the portfolio’s weighted average maturity, the notes are generally assumed to mature on the next interest reset date.

f.                    To-Be-Announced Securities: The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase. TBA’s are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of March 31, 2007 amounted to $7,896,498, $13,977,894 and $80,917,171 for the Atlas American Enterprise Bond Fund, Atlas Strategic Income Fund and the Atlas U.S. Government and Mortgage Securities Fund, respectively.

g.                  Options: Premiums received from written call or put options, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

h.                 Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (“forward contracts”) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward

2

contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Investment securities are set aside as collateral to cover net exposure on outstanding forward contracts.

Credit and market risks are associated with forward contracts and represent the potential default of the counterparty to the contract as well as unanticipated movements in the value of a foreign currency relative to the U.S. dollar, respectively.

i.                    Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

j.                     Structured Notes: The Atlas Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2007, the market value of these securities comprised 15.12% of the Fund’s net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. (See Note 3).

k.                 Securities Lending: The Atlas Dual Focus Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As of March 31, 2007, the Atlas Growth Opportunities Fund and the Atlas Emerging Growth Fund had securities on loan with aggregate market values of $4,307,312 and $247,800, respectively. Although the risks associated with securities lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

2.                 Unrealized Appreciation/Depreciation - Tax Basis

As of March 31, 2007, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

	Dual	Emerging	Global	Growth
	Focus	Growth	Growth	Opportunities
	Fund	Fund	Fund	Fund
Unrealized appreciation	$6,755	$10,459	$122,861	$75,260
Unrealized depreciation	(416)	(767)	(4,314)	(2,461)
Net unrealized appreciation (depreciation)	$6,339	$9,692	$118,547	$72,799
Cost of securities for federal income tax purposes	$51,086	$75,657	$294,321	$350,301

3

	Independence	Independence	Strategic
	Flagship	Star Spangled	Growth
	Fund	Fund	Fund
Unrealized appreciation	$14,404	$380	$11,813
Unrealized depreciation	—	—	(718)
Net unrealized appreciation (depreciation)	$14,404	$380	$11,095
Cost of securities for federal income tax purposes	$126,964	$6,407	$77,047

		American	California	Independence
	Value	Enterprise	Municipal	Eagle Bond
	Fund	Bond Fund	Bond Fund	Fund
Unrealized appreciation	$15,707	$704	$19,159	$534
Unrealized depreciation	(635)	(300)	(522)	—
Net unrealized appreciation (depreciation)	$15,072	$404	$18,637	$534
Cost of securities for federal income tax purposes	$100,082	$61,012	$508,385	$24,113

	National	Strategic	U.S. Government
	Municipal	Income	and Mortgage
	Bond Fund	Fund	Securities Fund
Unrealized appreciation	$6,635	$12,363	$1,417
Unrealized depreciation	(93)	(4,535)	(2,308)
Net unrealized appreciation (depreciation)	$6,542	$7,828	$(891)
Cost of securities for federal income tax purposes	$153,273	$311,651	$198,120

3.                 Forward Contracts

As of March 31, 2007, the Atlas Strategic Income Fund had open foreign currency contracts as follows:

	Settlement Date	Contract Amount (000’s)		Market Value as of 3/31/07	Unrealized Gain (Loss)
Contracts to Purchase:
Argentinian Peso	04/03/07-04/16/07	8,200	ARS	$2,646,819	$513
Australian Dollar	04/02/07-04/23/07	5,253	AUD	4,249,352	133,503
Brazilian Real	04/03/07-01/05/10	34,593	BRL	16,308,902	1,768,034
British Pound Sterling	04/02/07-08/20/07	4,485	GBP	8,825,212	101,875
Canadian Dollar	04/10/07-08/21/07	3,175	CAD	2,751,280	28,794
Chilean Peso	04/02/07-06/28/07	2,142,900	CLP	3,971,116	(3,518)
Chinese Yuan Renminbi	04/02/07-04/13/07	20,200	CNY	2,614,886	(6,376)
Czech Republic Koruna	04/02/07	28,250	CZK	1,347,510	21,499
Euro Dollar	04/02/07-01/29/08	12,734	EUR	17,025,044	177,522
Hungarian Forint	04/02/07-04/26/07	997,000	HUF	5,371,907	49,144
Indian Rupee	04/02/07-04/26/07	233,000	INR	5,351,018	65,205
Japanese Yen	04/02/07-09/25/07	4,733,000	JPY	40,287,939	(14,534)
Malaysian Ringgit	05/16/07	2,720	MYR	788,388	7,116
Mexican Peso	04/02/07-05/25/07	74,090	MXN	6,700,640	(4,879)
New Zealand Dollar	04/02/07-01/16/08	7,135	NZD	5,049,420	93,498
Norwegian Krone	04/10/07-01/29/08	15,870	NOK	2,614,837	99,321
Polish Zloty	05/05/07	5,770	PLN	1,995,722	57,985
Republic of Korea Won	04/02/07-07/02/07	2,516,000	KRW	2,676,250	(494)
Russian Ruble	06/06/07	26,900	RUB	1,035,421	9,216
Singapore Dollar	02/05/08	1,530	SGD	1,026,966	10,962

4

South African Rand	04/10/07-08/01/07	60,150	ZAR	8,248,828	34,228
Swedish Krona	04/02/07-09/24/07	22,830	SEK	3,272,024	7,904
Swiss Franc	04/02/07-04/23/07	3,210	CHF	2,642,538	13,773
Thai Baht	04/17/07	41,000	THB	1,171,258	36,781
Turkish Lira	04/24/07-02/01/08	6,035	TRY	4,036,173	495,144
				$152,009,450	3,182,216
Contracts to Sell:
Argentinian Peso	04/03/07-04/16/07	8,200	ARS	$2,646,819	$(3,752)
Australian Dollar	04/02/07-04/16/07	8,275	AUD	6,693,942	(200,317)
Brazilian Real	04/03/07-08/02/07	14,240	BRL	6,863,750	(164,192)
British Pound Sterling	04/02/07-08/20/07	3,780	GBP	7,437,173	(65,161)
Canadian Dollar	04/10/07-09/28/07	3,705	CAD	3,213,384	(45,321)
Chilean Peso	04/02/07-04/16/07	1,426,900	CLP	2,644,121	11,615
Chinese Yuan Renminbi	04/02/07-04/26/07	30,200	CNY	3,912,485	7,996
Czech Republic Koruna	04/02/07-01/25/08	92,820	CZK	4,463,763	(54,046)
Euro Dollar	04/02/07-01/29/08	14,736	EUR	19,702,271	(375,299)
Hong Kong Dollar	12/19/07-01/25/08	27,475	HKD	3,543,954	18,998
Hungarian Forint	04/02/07	757,000	HUF	4,080,371	(138,541)
Indian Rupee	04/02/07-04/16/07	176,000	INR	4,045,719	(98,023)
Japanese Yen	04/02/07-02/05/08	4,176,000	JPY	35,604,378	84,463
Mexican Peso	04/02/07-04/16/07	29,412	MXN	2,663,742	(35,762)
New Zealand Dollar	04/02/07-01/16/08	7,935	NZD	5,606,283	(178,255)
Norwegian Krone	04/10/07-01/29/08	12,200	NOK	2,008,663	(64,966)
Republic of Korea Won	04/02/07	848,000	KRW	901,361	239
Russian Ruble	04/03/07-06/06/07	63,914	RUB	2,459,772	(1,767)
Singapore Dollar	02/05/08	30	SGD	20,137	(178)
South African Rand	04/10/07-07/16/07	39,810	ZAR	5,467,689	(101,413)
Swedish Krona	04/02/07-09/24/07	29,160	SEK	4,181,419	(10,920)
Swiss Franc	04/02/07-01/25/08	6,445	CHF	5,346,206	(37,535)
Thai Baht	04/17/07	41,000	THB	1,171,258	35,671
Turkish Lira	04/24/07-02/01/08	5,070	TRY	3,345,542	(485,330)
				$138,024,202	(1,901,796)
Net unrealized gain					$1,280,420

4.                 Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or securities equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

5

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the accompanying Statements of Investments in Securities and Net Assets.

The risks associated with futures contracts and related options include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of March 31, 2007, the Atlas American Enterprise Bond Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/07	Gain (Loss)
Contracts to Purchase:
U.S. Long Bonds	06/29/2007	64	$7,120,000	$(27,432)
Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	07/05/2007	63	$12,908,109	(20,555)
U.S. Treasury Notes, 5 Yr.	07/05/2007	4	423,188	904
U.S. Treasury Notes, 10 Yr.	06/30/2007	19	2,054,375	6,069
			$15,385,672	(13,582)
Net unrealized loss				$(41,014)

As of March 31, 2007, the Atlas Strategic Income Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/07	Gain (Loss)
Contracts to Purchase:
Japan Government Bonds, 10 Yr.	06/20/2007	5	$5,680,711	$2,298
Euro-Schatz	06/30/2007	81	11,138,672	(30,123)
S&P MIB Index	06/17/2007	1	273,065	12,561
Japan Government Mini Bonds, 10 Yr.	06/08/2007	3	340,944	(1,688)
U.S.Treasury Notes, 2 Yr.	07/05/2007	34	6,966,282	(87)
IBEX 35 Index	04/21/2007	2	390,400	20,341
U.S. Long Bonds	06/29/2007	207	23,028,750	(78,345)
			$47,818,824	(75,043)
Contracts to Sell:
CAC 40 Index	04/20/2007	8	$601,254	(10,455)
U.S. Treasury Notes, 5 Yr	07/05/2007	55	5,818,829	(22,771)
U.S. Treasury Notes, 10 Yr	06/30/2007	37	4,000,625	12,064
FTSE 100 Index	06/17/2007	12	1,488,900	(45,603)
Nikkei 225 Index	06/08/2007	9	1,319,416	(35,974)
S&P 500 Emini	06/15/2007	79	5,653,240	(54,905)
S&P TSE 60 Index	06/16/2007	3	393,291	(11,736)
AUST Bonds, 10 Yr.	06/15/2007	11	896,946	13,825
NASDAQ 100 Emini	06/15/2007	30	1,074,450	2,374
Euro-BOBL	06/12/2007	4	576,015	4,099
Euro-Bund	06/10/2007	1	152,976	663
			$21,975,942	(148,419)
Net unrealized loss				$(223,462)

6

As of March 31, 2007, the Atlas U.S. Government and Mortgage Securities Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/07	Gain (Loss)
Contracts to Purchase:
U.S. Long Bonds	06/29/2007	84	$9,345,000	$(52,580)
Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	07/05/2007	229	$46,919,954	(72,604)
U.S. Treasury Notes, 5 Yr.	07/05/2007	283	29,940,515	(182,565)
U.S. Treasury Notes, 10 Yr.	06/30/2007	141	15,245,625	29,414
			$92,106,094	(225,755)
Net unrealized loss				$(278,335)

5.                 Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

The Bond and Stock Funds may sell put and covered call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

The Bond and Stock Funds may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are valued daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is cancelled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments in Securities and Net Assets where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments in Securities and Net Assets.

7

The risk in writing a call option is that the Fund foregoes the opportunity to realize profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option transactions in the Atlas Growth Opportunities Fund for the period ended March 31, 2007 were as follows:

	Call Options		Put Options
	Number of Options	Amount of Premiums	Number of Options	Amount of Premiums
Options outstanding at December 31, 2006	0	$0	0	$0
Options written	160	49,912	0	0
Options closed or expired	0	0	0	0
Options exercised	0	0	0	0
Options outstanding at March 31, 2007	160	$49,912	0	$0

Written option and swaption transactions in the Atlas Strategic Income Fund for the period ended March 31, 2007 were as follows:

	Call Options		Put Options
	Number of Options/ Swaptions	Amount of Premiums	Number of Options/ Swaptions	Amount of Premiums
Options outstanding at December 31, 2006	0	$0	4,780,000	$49,803
Options written	428,287,000	24,304	428,287,000	24,264
Options closed or expired	(349,287,000)	(20,350)	(354,067,000)	(70,147)
Options exercised	0	0	0	0
Options outstanding at March 31, 2007	79,000,000	$3,954	79,000,000	$3,920

6.                 Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. At March 31, 2007, the value of illiquid securities and the resulting percentage of net assets amounted to $2,110,989 or 3.44% in the Atlas American Enterprise Bond Fund and $26,397,154 or 8.26% in the Atlas Strategic Income Fund. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

8

7.                 Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are valued daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss in the accompanying financial statements. Payments received or made at the end of the measurement period are recorded as an increase or decrease to income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of March 31, 2007, the Atlas American Enterprise Bond Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
75,000 USD	6/20/11	Agreement with Morgan Stanley dated 4/19/06 to pay 0.67% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Belo Corp., 8.00% due 6/20/11.	$(704)
150,000 USD	6/20/11	Agreement with Morgan Stanley dated 4/21/06 to pay 0.675% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Belo Corp., 8.00% due 6/20/11.	(1,435)
135,000 USD	6/20/11	Agreement with Morgan Stanley dated 4/26/06 to pay 0.65% per year times the notional amount. The Fund receives payment of the notional amount upon the default Belo Corp., 8.00% due 6/20/11.	(1,163)

9

160,000 USD	6/20/07	Agreement with Morgan Stanley dated 5/18/06 to receive 3.15% per year times the notional amount. The Fund pays the notional amount upon the default of GMAC, 6.875% due 6/20/07.	$839
115,000 USD	6/20/07	Agreement with Morgan Stanley dated 6/3/06 to receive 0.40% per year times the notional amount. The Fund pays the notional amount upon the default of Hyundai Motor Co., 5.30% due 6/20/07.	35
130,000 USD	9/20/09	Agreement with Deutsche Bank AG dated 6/24/06 to receive 2.00% per year times the notional amount. The Fund pays the notional amount upon the default of Allied Waste NA., 7.375% due 9/20/09.	2,610
220,000 USD	9/20/07	Agreement with Deutsche Bank AG dated 8/11/06 to receive 1.52% per year times the notional amount. The Fund pays the notional amount upon the default of Abitibi-Consolidated, Inc., 8.55% due 9/20/07.	623
255,000 USD	6/20/13	Agreement with Morgan Stanley dated 6/24/06 to receive 0.61% per year times the notional amount. The Fund pays the notional amount upon the default of J.C. Penney Co., 8.00% due 6/20/13.	(368)
85,000 USD	6/20/07	Agreement with Deutsche Bank AG dated 6/26/06 to receive 2.30% per year times the notional amount. The Fund pays the notional amount upon the default of GMAC, 6.875% due 6/20/07.	243
80,000 USD	9/20/07	Agreement with Morgan Stanley dated 9/11/06 to receive 1.05% per year times the notional amount. The Fund pays the notional amount upon the default of Bombardier, Inc., 8.00% due 9/20/06.	111
260,000 USD	9/20/11	Agreement with Morgan Stanley dated 6/23/06 to pay 0.79% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Arrow Electronics, Inc., 6.875% due 9/20/11.	(3,213)
130,000 USD	9/20/11	Agreement with Goldman Sachs dated 6/30/06 to pay 0.77% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Arrow Electronics, Inc., 6.875% due 9/20/11.	(1,502)
85,000 USD	9/20/07	Agreement with Morgan Stanley dated 9/13/06 to receive 1.00% per year times the notional amount. The Fund pays the notional amount upon the default of Bombardier, Inc., 8.20% due 9/20/07.	293
70,000 USD	9/20/07	Agreement with Deutsche Bank AG dated 9/14/06 to receive 0.90% per year times the notional amount. The Fund pays the notional amount upon the default of Bombardier, Inc., 8.20% due 9/20/07.	132

10

80,000 USD	9/20/07	Agreement with Morgan Stanley dated 9/15/06 to receive 1.05% per year times the notional amount. The Fund pays the notional amount upon the default of Arvin Meritor, Inc., 6.45% due 9/20/07.	$294
305,000 USD	12/22/08	Agreement with Morgan Stanley dated 9/22/06 to pay 5.40% per year times the notional amount. The Fund receives the notional amount upon the default of Ford Motor Co., 7.15% due 12/20/08.	(10,514)
305,000 USD	12/20/16	Agreement with Morgan Stanley dated 9/22/06 to receive 7.15% per year times the notional amount. The Fund pays the notional amount upon the default of Ford Motor Co., 7.15% due 12/20/16.	1,343
145,000 USD	12/20/08	Agreement with Morgan Stanley dated 9/25/06 to pay 5.30% per year times the notional amount. The Fund receives the notional amount upon the default of Ford Motor Co., 7.15% due 12/20/08.	(4,765)
145,000 USD	12/20/16	Agreement with Morgan Stanley dated 9/25/06 to receive 7.05% per year times the notional amount. The Fund pays the notional amount upon the default of Ford Motor Co., 7.15% due 12/20/16.	(61)
70,000 USD	9/20/07	Agreement with Morgan Stanley dated 9/18/06 to receive 1.10% per year times the notional amount. The Fund pays the notional amount upon the default of Arvin Meritor, Inc., 6.45% due 9/20/07.	114
210,000 USD	12/22/08	Agreement with Deutsche Bank dated 9/28/06 to receive 1.00% per year times the notional amount. The Fund pays the notional amount upon the default of Eastman Kodak Co., 3.625% due 12/20/08.	1,934
155,000 USD	12/20/16	Agreement with Morgan Stanley dated 9/28/06 to receive 5.80% per year times the notional amount. The Fund pays the notional amount upon the default of General Motors Corp., 7.125% due 12/20/16.	3,916
155,000 USD	12/22/08	Agreement with Morgan Stanley dated 9/28/06 to pay 4.00% per year times the notional amount. The Fund receives the notional amount upon the default of General Motors Corp., 7.125% due 12/20/08.	(3,847)
150,000 USD	12/20/16	Agreement with Morgan Stanley dated 9/29/06 to receive 3.95% per year times the notional amount. The Fund pays the notional amount upon the default of General Motors Corp., 7.125% due 12/20/16.	(3,601)
150,000 USD	12/22/08	Agreement with Morgan Stanley dated 9/29/06 to pay 5.75% per year times the notional amount. The Fund receives the notional amount upon the default of General Motors Corp., 7.125% due 12/20/08.	3,382

11

300,000 USD	12/20/11	Agreement with Morgan Stanley dated 10/18/06 to pay 1.00% per year times the notional amount. The Fund receives the notional amount upon the default of International Paper Co., 9.00% due 12/20/11.	$338
165,000 USD	3/20/17	Agreement with Morgan Stanley dated 1/12/07 to pay 1.17% per year times the notional amount. The Fund receives the notional amount upon the default of Vale Overseas Ltd., 8.25% due 3/20/17.	2,288
165,000 USD	3/20/17	Agreement with Morgan Stanley dated 1/12/07 to pay 0.70% per year times the notional amount. The Fund receives the notional amount upon the default of Inco Ltd., 8.25% due 3/20/17.	(1,783)
95,000 USD	3/20/12	Agreement with Morgan Stanley dated 12/28/06 to pay 0.58% per year times the notional amount. The Fund receives the notional amount upon the default of J.C. Penney Co., 8.25% due 3/20/12.	(371)
160,000 USD	3/20/17	Agreement with Morgan Stanley dated 1/19/07 to pay 1.10% per year times the notional amount. The Fund receives the notional amount upon the default of Vale Overseas Ltd., 8.25% due 3/20/17.	1,377
160,000 USD	3/20/17	Agreement with Morgan Stanley dated 1/19/07 to pay 0.63% per year times the notional amount. The Fund receives the notional amount upon the default of Inco Ltd., 8.25% due 3/20/17.	(867)
360,000 USD	6/20/07	Agreement with Credit Suisse First Boston dated 2/16/07 to pay 0.50% per year times the notional amount. The Fund receives the notional amount upon the default of Ford Motor Co., 8.25% due 6/20/07.	(577)
150,000 USD	3/20/08	Agreement with Morgan Stanley dated 3/01/07 to pay 0.60% per year times the notional amount. The Fund receives the notional amount upon the default of Freescale Semiconductor, Inc., 8.25% due 3/20/08.	(647)
165,000 USD	3/20/08	Agreement with Credit Suisse First Boston dated 3/06/07 to pay 0.75% per year times the notional amount. The Fund receives the notional amount upon the default of Freescale Semiconductor, Inc., 8.25% due 3/20/08.	(556)
75,000 USD	3/20/08	Agreement with Credit Suisse First Boston dated 3/07/07 to pay 0.75% per year times the notional amount. The Fund receives the notional amount upon the default of Univision, 8.25% due 3/20/08.	107

12

375,000 USD	12/20/11	Agreement with Credit Suisse First Boston dated 03/08/07 to pay 1.35% per year times the notional amount. The Fund receives the notional amount upon the default of CDX-NA-XO-7, 8.25% due 12/20/11.	$(3,033)
375,000 USD	12/20/11	Agreement with Deutsche Bank dated 3/08/07 to pay 1.35% per year times the notional amount. The Fund receives the notional amount upon the default of CDX-NA-XO-7, 8.25% due 12/20/11.	11,291
375,000 USD	12/20/11	Agreement with Morgan Stanley dated 3/08/07 to pay 1.33% per year times the notional amount. The Fund receives the notional amount upon the default of CDX-NA-XO-7, 8.25% due 12/20/11.	(3,338)
375,000 USD	12/20/11	Agreement with Credit Suisse First Boston dated 3/09/07 to pay 1.28% per year times the notional amount. The Fund receives the notional amount upon the default of CDX-NA-XO-7, 8.25% due 12/20/11.	(3,041)
295,000 USD	12/20/11	Agreement with Credit Suisse First Boston dated 3/09/07 to pay 1.27% per year times the notional amount. The Fund receives the notional amount upon the default of CDX-NA-XO-7, 8.25% due 12/20/11.	(2,394)
305,000 USD	3/20/10	Agreement with Morgan Stanley dated 3/19/07 to pay 0.52% per year times the notional amount. The Fund receives the notional amount upon the default of El Paso Corp., 8.25% due 3/20/10.	101
Total Return Swaps
620,000 USD	9/01/07	Agreement with Goldman Sachs dated 2/28/07 to pay the amount of loss realized on the value of the Equity and to receive the amount of gain on the value of the Equity upon termination of the Equity Swap.	173
Net unrealized loss			$(16,236)

13

As of March 31, 2007, the Atlas Strategic Income Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
325,000 USD	11/20/16	Agreement with Morgan Stanley dated 11/03/06 to receive 2.75% per year times the notional amount. The Fund pays the notional amount upon the default of Republic of Turkey, 7.50% due 4/08/33.	$3,357
330,000 USD	12/20/16	Agreement with Deutsche Bank dated 12/02/06 to pay 1.71% per year times the notional amount. The Fund receives the notional amount upon the default of Republic of Philippines, 10.625% due 12/20/16.	(11,111)
645,000 USD	12/20/15	Agreement with Citigroup Global Markets dated 12/07/05 to pay 0.40% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Republic of Hungary, 4.50% due 1/29/14.	(2,538)
320,000 USD	10/09/13	Agreement with JP Morgan dated 10/09/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Russian Federation, 5.00% due 3/31/30.	(32,228)
1,150,000 USD	3/24/13	Agreement with Morgan Stanley dated 5/04/06 to receive 1.30% per year times the notional amount. The Fund pays the notional amount upon the default of Republic of Turkey Eurobonds, 6.25%-6.50% due 3/11/11-3/24/13.	(19,282)
325,000 USD	9/20/11	Agreement with Morgan Stanley dated 6/29/06 to receive 2.30% per year times the notional amount. The Fund pays the notional amount upon the default of Republic of Indonesia, 6.75% due 3/10/14.	15,977
350,000 USD	8/20/15	Agreement with Morgan Stanley dated 7/29/05 to pay 3.70% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Republic of Colombia, 10.375% due 1/28/33.	(52,957)
1,310,000 USD	9/20/15	Agreement with Deutsche Bank AG dated 11/30/05 to pay 3.69% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Republic of the Philippines, 10.625% due 3/16/25.	(161,189)
66,000 USD	8/20/11	Agreement with JP Morgan dated 7/31/06 to receive 1.92% per year times the notional amount. The Fund pays the notional amount upon the default of Republic of Ukraine, 2.44% due 8/20/11.	1,554
650,000 USD	11/20/15	Agreement with Morgan Stanley dated 8/16/06 to pay 3.48% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Republic of Venezuela, 6.75% due 11/20/15.	(56,189)

14

290,000 USD	6/20/08	Agreement with Goldman Sachs dated 3/29/07 to receive 2.00% per year times the notional amount. The Fund pays the notional amount upon the default of K. Hovnanian Enterprises, Inc., 8.875% due 4/01/12.	$(848)
265,000 USD	6/20/08	Agreement with Goldman Sachs dated 3/30/07 to pay 2.00% per year times the notional amount. The Fund receives the notional amount upon the default of K. Hovnanian Enterprises, Inc., 8.875% due 4/01/12.	(760)
67,000 USD	6/20/08	Agreement with Lehman Brothers dated 3/29/07 to pay 1.10% per year times the notional amount. The Fund receives payment of the notional amount upon the default of UVN, 4.50% due 1/29/14.	(4)
67,000 USD	6/20/08	Agreement with Citigroup Global Markets dated 3/29/07 to pay 1.10% per year times the notional amount. The Fund receives payment of the notional amount upon the default of UVN, 4.50% due 1/29/14.	(163)
130,000 USD	6/20/08	Agreement with Credit Suisse First Boston dated 3/21/07 to pay 0.75% per year times the notional amount. The Fund receives payment of the notional amount upon the default of HCA, Inc., 6.375% due 1/15/15.	27
130,000 USD	6/20/12	Agreement with Credit Suisse First Boston dated 3/21/07 to pay 3.25% per year times the notional amount. The Fund receives payment of the notional amount upon the default of HCA, Inc., 6.375% due 1/15/15.	(117)
135,000 USD	3/20/08	Agreement with Lehman Brothers dated 03/15/07 to pay 0.73% per year times the notional amount. The Fund receives payment of the notional amount upon the default of HCA, Inc., 6.375% due 1/15/15.	2,401
70,000 USD	3/20/17	Agreement with Credit Suisse First Boston dated 3/15/07 to pay 1.03% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Vale Overseas Ltd., 6.75% due 3/10/14.	(258)
70,000 USD	3/20/17	Agreement with Credit Suisse First Boston dated 3/15/07 to receive 0.58% per year times the notional amount. The Fund pays the notional amount upon the default of Inco Ltd., 6.25%-6.50% due 3/11/11- 3/24/13.	164
135,000 USD	3/20/12	Agreement with Lehman Brothers dated 3/15/07 to receive 3.23% per year times the notional amount. The Fund pays the notional amount upon the default of HCA, Inc., 6.375% due 1/15/15.	(247)
125,000 USD	3/20/17	Agreement with Deutsche Bank AG dated 3/15/07 to receive 0.63% per year times the notional amount. The Fund pays the notional amount upon the default of Inco Ltd., 6.75% due 3/10/14.	(816)

15

125,000 USD	3/20/17	Agreement with Deutsche Bank AG dated 3/15/07 to pay 1.05% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Vale Overseas Ltd., 10.375% due 1/28/33.	$1,797
138,000 USD	3/20/08	Agreement with Goldman Sachs dated 3/05/07 to receive 1.18% per year times the notional amount. The Fund pays the notional amount upon the default of Rescap, 10.25% due 3/16/25.	(208)
148,000 USD	3/20/08	Agreement with Goldman Sachs dated 3/06/07 to receive 1.36% per year times the notional amount. The Fund pays the notional amount upon the default of Rescap, 2.44% due 8/20/11.	(54)
139,000 USD	3/20/08	Agreement with Credit Suisse First Boston dated 3/06/07 to pay 1.30% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Rescap, 6.75% due 11/20/15.	124
138,000 USD	12/20/11	Agreement with Lehman Brothers dated 3/06/07 to pay 3.25% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-YH-Y7, 6.75% due 05/20/10.	3,424
138,000 USD	12/20/11	Agreement with Lehman Brothers dated 3/06/07 to pay 3.25% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-YH-Y7, 6.75% due 05/20/10.	3,424
139,000 USD	3/20/08	Agreement with Barclays Capital Credit dated 3/05/07 to pay 1.20% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Rescap, 7.65% due 05/20/10.	(140)
277,000 USD	3/20/08	Agreement with Barclays Capital Credit dated 3/05/07 to pay 1.22% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Rescap, 7.65% due 05/20/10.	(228)
195,000 USD	3/20/08	Agreement with Barclays Capital Credit dated 3/07/07 to pay 1.75% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Inco Ltd., 7.65% due 05/20/10.	805
130,000 USD	3/20/17	Agreement with Morgan Stanley dated 3/02/07 to pay 0.60% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Inco Ltd., 7.65% due 05/20/10.	(405)
130,000 USD	3/20/17	Agreement with Morgan Stanley dated 3/02/07 to pay 1.04% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Vale Overseas Ltd., 7.65% due 05/20/10.	534

16

90,000 USD	3/20/12	Agreement with Credit Suisse First Boston dated 2/28/07 to pay 2.55% per year times the notional amount. The Fund receives payment of the notional amount upon the default of FMCC, 7.65% due 05/20/10.	$(2,276)
140,000 USD	3/20/17	Agreement with Morgan Stanley dated 2/15/07 to pay 0.52% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Inco Ltd., 7.65% due 05/20/10.	424
140,000 USD	3/20/17	Agreement with Morgan Stanley dated 2/15/07 to pay 0.52% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Inco Ltd., 7.65% due 05/20/10.	424
150,000 USD	3/20/17	Agreement with Lehman Brothers dated 2/13/07 to pay 1.40% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	(8,108)
140,000 USD	3/20/17	Agreement with Morgan Stanley dated 2/12/07 to pay 0.97% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Vale Overseas Ltd., 7.65% due 05/20/10.	(159)
465,000 USD	3/20/17	Agreement with Goldman Sachs dated 2/09/07 to pay 1.39% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	(25,299)
120,000 USD	3/20/12	Agreement with Deutsche Bank AG dated 2/09/07 to pay 1.03% per year times the notional amount. The Fund receives payment of the notional amount upon the default of El Paso Production Holding Co., 7.75% due 6/01/23.	693
140,000 USD	3/20/17	Agreement with Morgan Stanley dated 2/15/07 to pay 0.92% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Vale Overseas Ltd., 7.65% due 05/20/10.	(685)
30,000 USD	3/20/17	Agreement with Goldman Sachs dated 2/07/07 to pay 1.37% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	(1,668)
320,000 USD	3/20/12	Agreement with SBHDUS dated 2/06/07 to pay 2.32% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Ford Motor Co., 3.48% due 11/15/08.	(11,447)
215,000 USD	3/20/12	Agreement with Deutsche Bank AG dated 2/06/07 to pay 2.34% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Ford Motor Co., 3.48% due 11/15/08.	(7,412)

17

285,000 USD	3/20/17	Agreement with Deutsche Bank AG dated 2/06/07 to pay 1.37% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	$(14,990)
175,000 USD	3/20/17	Agreement with Goldman Sachs dated 2/02/07 to pay 1.39% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	(9,521)
295,000 USD	3/20/17	Agreement with Credit Suisse First Boston dated 2/02/07 to pay 1.39% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	(14,923)
550,000 USD	3/20/12	Agreement with Deutsche Bank AG dated 2/01/07 to pay 1.02% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Williams Cos. (The), Inc., 8.75% due 3/15/32.	1,637
150,000 USD	3/20/17	Agreement with Lehman Brothers dated 1/31/07 to pay 1.40% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	(8,108)
150,000 USD	3/20/17	Agreement with Goldman Sachs dated 1/31/07 to pay 1.39% per year times the notional amount. The Fund receives payment of the notional amount upon the default of GMAC, 6.689% due 7/15/29.	(8,161)
140,000 USD	12/20/11	Agreement with Barclays Capital Credit dated 1/30/07 to pay 1.29% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-XO7, 7.65% due 05/20/10.	1,249
135,000 USD	12/20/11	Agreement with Morgan Stanley dated 1/31/07 to pay 1.29% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-XO7, 7.65% due 05/20/10.	1,209
500,000 USD	3/20/12	Agreement with Deutsche Bank AG dated 1/30/07 to pay 2.39% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Ford Motor Credit Co., 3.48% due 11/15/08.	(16,318)
70,000 USD	3/20/17	Agreement with Morgan Stanley dated 1/30/07 to pay 1.06% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Vale Overseas Ltd., 7.65% due 05/20/10.	393
70,000 USD	3/20/17	Agreement with JP Morgan dated 1/30/07 to pay 0.52% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Inco Ltd., 7.65% due 05/20/10.	13

18

540,000 USD	3/20/12	Agreement with Credit Suisse First Boston dated 1/29/07 to pay 2.39% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Ford Motor Co., 3.48% due 11/15/08.	$(18,079)
215,000 USD	12/20/11	Agreement with Credit Suisse First Boston dated 1/29/07 to pay 1.65% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX7-XO7, 7.65% due 05/20/10.	1,720
210,000 USD	12/20/11	Agreement with Deutsche Bank AG dated 1/29/07 to pay 1.65% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX7-XO7, 7.65% due 05/20/10.`	1,958
145,000 USD	3/20/17	Agreement with Deutsche Bank AG dated 1/25/07 to pay 0.42% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Inco Ltd., 7.65% due 05/20/10.	1,434
145,000 USD	3/20/17	Agreement with Deutsche Bank AG dated 1/25/07 to pay 1.00% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Vale Overseas Ltd., 7.65% due 05/20/10.	1,539
185,000 USD	3/20/12	Agreement with Lehman Brothers dated 1/25/07 to pay 1.58% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Smithfield Foods, Inc., 7.00% due 08/01/11.	(687)
160,000 USD	3/20/17	Agreement with Morgan Stanley dated 1/19/07 to pay 0.63% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Inco Ltd., 7.65% due 05/20/10.	462
140,000 USD	3/20/12	Agreement with Credit Suisse First Boston dated 1/22/07 to pay 1.49% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Smithfield Foods, Inc., 7.625% due 2/15/08.	(1,021)
570,000 USD	12/20/11	Agreement with Deutsche Bank AG dated 1/22/07 to pay 1.65% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-XO7, 5.21% due 12/11/49.	5,314
210,000 USD	12/20/11	Agreement with Credit Suisse First Boston dated 1/19/07 to pay 3.25% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-NA-HY-7, 7.65% due 05/20/10.	5,612
570,000 USD	12/20/11	Agreement with Credit Suisse First Boston dated 1/19/07 to pay 1.65% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX7-XO7, 7.65% due 05/20/10.	4,559

19

1,140,000 USD	12/20/11	Agreement with Deutsche Bank AG dated 1/19/07 to pay 1.30% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-NA-HY-7, 7.65% due 05/20/10.	$10,750
600,000 USD	12/20/11	Agreement with Deutsche Bank AG dated 1/19/07 to pay 3.25% per year times the notional amount. The Fund receives payment of the notional amount upon the default of CDX-NA-HY-7, 7.65% due 05/20/10.	17,223
200,000 USD	3/20/12	Agreement with SBHDUS dated 1/18/07 to pay 1.88% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Allied Waste North America, Inc., 9.25% due 9/01/12.	3,423
100,000 USD	3/20/12	Agreement with SBHDUS dated 1/16/07 to pay 1.11% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Williams Co., 8.75% due 3/15/32.	437
160,000 USD	3/20/12	Agreement with Morgan Stanley dated 1/16/07 to pay 1.51% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Smithfield Foods, Inc., 7.00% due 8/02/11.	(808)
145,000 USD	3/20/12	Agreement with Barclays Capital Credit dated 1/11/07 to pay 1.50% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Smithfield Foods, Inc., 7.00% due 8/01/11.	(1,208)
1,700,000 USD	12/20/08	Agreement with Morgan Stanley dated 1/08/07 to pay 1.65% per year times the notional amount. The Fund receives payment of the notional amount upon the default of General Motors Corp., 8.00% due 11/01/31.	23,720
1,700,000 USD	12/20/16	Agreement with Morgan Stanley dated 1/08/07 to pay 4.62% per year times the notional amount. The Fund receives payment of the notional amount upon the default of General Motors Corp., 8.00% due 11/01/31.	(69,930)
2,100,000 USD	12/20/16	Agreement with Morgan Stanley dated 1/08/07 to pay 5.90% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Ford Motor Co., 3.48% due 11/15/08.	(116,877)
1,700,000 USD	12/22/08	Agreement with Morgan Stanley dated 1/08/07 to pay 2.45% per year times the notional amount. The Fund receives payment of the notional amount upon the default of Ford Motor Co., 3.48% due 11/15/08.	22,141
133,000 USD	6/20/08	Agreement with Lehman Brothers dated 3/29/07 to pay 1.15% per year times the notional amount. The Fund receives payment of the notional amount upon the default of UVN, 4.25% due 6/20/08.	(4)

20

700,000 USD	6/20/08	Agreement with Goldman Sachs dated 3/30/07 to pay 2.20% per year times the notional amount. The Fund receives payment of the notional amount upon default of Standard Pacific, 9.25% due 4/15/12.	$(2,448)
265,000 USD	6/20/08	Agreement with Goldman Sachs dated 3/30/07 to pay 1.80% per year times the notional amount. The Fund receives payment of the notional amount upon default of K. Hovnanian Enterprises, Inc., 8.875% due 6/20/08.	(758)
Interest Rate Swaps
460,000 PLN	3/24/10	Agreement with Citigroup Global Markets dated 3/24/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 months Floating Rate PLN-WIBOR-WIBO.	2,467
736,000 PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/25/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 months Floating Rate PLN-WIBOR-WIBO.	4,156
15,000,000 TWD	6/27/11	Agreement with Citigroup Global Markets AG dated 6/26/06 to pay the notional amount multiplied by 2.32% and to receive the notional amount multiplied by the 3 months Floating Rate TWD-TELERATE- 6165.	(6,135)
6,612,000 MXN	5/13/15	Agreement with Deutsche Bank AG dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 months Floating Rate USD-LIBOR-BBA.	125,896
3,573,240 MXN	6/23/15	Agreement with Deutsche Bank AG dated 6/23/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 months Floating Rate USD-LIBOR-BBA.	58,202
15,000,000 INR	6/27/11	Agreement with Deutsche Bank AG dated 6/26/06 to pay the notional amount multiplied by 7.18% and to receive the notional amount multiplied by INR-MIBOR-OIS-COMPOUND.	11,765
1,230,000 PLN	7/01/10	Agreement with Credit Suisse First Boston dated 7/01/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 months Floating Rate PLZ-WIBOR-WIBO.	(5,739)
3,270,000 MXN	7/09/15	Agreement with Credit Suisse First Boston dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-BANXICO.	38,797
1,042,796 BRL	1/04/10	Agreement with Goldman Sachs dated 12/11/06 to receive the notional amount multiplied by 12.67% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	13,993

21

1,042,163 BRL	1/04/10	Agreement with Goldman Sachs dated 12/12/06 to receive the notional amount multiplied by 12.71% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	$14,642
319,988 BRL	1/02/14	Agreement with Goldman Sachs dated 12/12/06 to receive the notional amount multiplied by 12.87% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	13,374
421,985 BRL	1/02/14	Agreement with Goldman Sachs dated 12/13/06 to receive the notional amount multiplied by 12.73% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	15,476
3,129,455 BRL	1/04/10	Agreement with Goldman Sachs dated 12/13/06 to receive the notional amount multiplied by 12.61% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	39,158
192,260 BRL	1/02/14	Agreement with Goldman Sachs dated 12/11/06 to receive the notional amount multiplied by 12.84% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	743
7,770,000 MXN	12/31/09	Agreement with Goldman Sachs dated 1/06/05 to receive the notional amount multiplied by 9.84% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	38,545
3,120,000 MXN	1/30/15	Agreement with Goldman Sachs dated 2/11/05 to receive the notional amount multiplied by 10.22% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	39,466
1,500,000 MXN	3/05/15	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	24,273
3,350,000 MXN	5/08/15	Agreement with Goldman Sachs dated 5/20/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	53,093
2,825,000 MXN	5/29/15	Agreement with Goldman Sachs dated 6/10/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	39,924
2,825,000 MXN	6/01/15	Agreement with Goldman Sachs dated 6/13/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	37,897

22

2,840,000 MXN	6/04/15	Agreement with Goldman Sachs dated 6/16/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	$37,964
1,630,000 MXN	6/24/15	Agreement with Goldman Sachs dated 7/06/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	19,223
1,400,000 MXN	2/05/16	Agreement with Goldman Sachs dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	6,456
1,950,000 MXN	8/31/20	Agreement with Goldman Sachs dated 9/19/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	20,756
5,900,000 MXN	8/26/25	Agreement with Goldman Sachs dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	76,007
3,600,000 MXN	8/28/25	Agreement with Goldman Sachs dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	46,573
8,090,000 ZAR	6/21/08	Agreement with JP Morgan dated 6/21/06 to pay the notional amount multiplied by 8.29% and to receive the notional amount multiplied by the 3 months Floating Rate ZAR-JIBAR-SAFEX.	11,241
3,200,000 MXN	8/17/15	Agreement with JP Morgan dated 8/29/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	34,073
1,800,000 MXN	9/16/26	Agreement with Goldman Sachs dated 10/11/06 to receive the notional amount multiplied by 9.33% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	20,873
1,640,000 PLN	7/04/10	Agreement with Lehman Brothers dated 7/04/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 months WIBOR.	(21,086)
2,262,478 BRL	1/02/08	Agreement with Goldman Sachs dated 6/21/05 to receive the notional amount multiplied by 17.96% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	49,725

23

3,230,000 MXN	7/09/15	Agreement with Lehman Brothers dated 7/21/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	$37,968
1,842,770 BRL	1/02/12	Agreement with JP Morgan dated 12/28/06 to receive the notional amount multiplied by 12.38% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	27,236
1,841,951 BRL	1/02/12	Agreement with Goldman Sachs dated 12/28/06 to receive the notional amount multiplied by 12.39% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	31,434
831,497 BRL	1/02/12	Agreement with JP Morgan dated 9/19/06 to receive the notional amount multiplied by 13.91% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	46,807
641,619 BRL	1/02/14	Agreement with Goldman Sachs dated 12/08/06 to receive the notional amount multiplied by 12.92% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	28,012
416,750 BRL	1/02/12	Agreement with Banco Santander Central Hispano SA dated 9/20/06 to receive the notional amount multiplied by 14.00% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	44,330
415,791 BRL	1/02/12	Agreement with Goldman Sachs dated 9/20/06 to receive the notional amount multiplied by 14.05% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	26,049
3,590,000 BRL	1/04/10	Agreement with Goldman Sachs dated 8/02/06 to receive the notional amount multiplied by 14.89% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate CDI.	106,412
4,160,000 MXN	8/27/26	Agreement with Goldman Sachs dated 9/21/06 to receive the notional amount multiplied by 9.15% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	41,254
2,100,000 MXN	7/17/26	Agreement with Goldman Sachs dated 8/11/06 to receive the notional amount multiplied by 9.29% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	23,509
2,600,000 MXN	7/17/26	Agreement with Barclays Capital Credit dated 8/11/06 to receive the notional amount multiplied by 9.27% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	29,318

24

73,000,000 HUF	7/04/11	Agreement with Deutsche Bank AG dated 7/03/06 to pay the notional amount multiplied by 8.44% and to receive the notional amount multiplied by 6 months Floating Rate HUF-BUBOR-REUTERS.	$(9,370)
750,000 EUR	6/15/09	Agreement with Barclays Capital Credit dated 6/15/07 to pay the notional amount multiplied by the 1 month EUR-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on the Equity Basket.	(2,453)
510,000 GBP	6/13/09	Agreement with Barclays Capital Credit dated 6/13/07 to receive the notional amount multiplied by the 1 month GBP-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on the Equity Basket.	3,607
500,000 USD	2/27/12	Agreement with Credit Suisse First Boston dated 2/26/07 to receive the notional amount multiplied by 16.75% and to pay the notional amount multiplied by the 6 months Floating Rate USD-LIBOR-BBA.	(11,139)
2,900,000 CNY	2/16/17	Agreement with Goldman Sachs dated 2/15/07to pay the notional amount multiplied by the 1 month CNY-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on the Equity Basket.	7,092
24,067 BRL	1/02/15	Agreement with Goldman Sachs dated 2/08/07 to receive the notional amount multiplied by 10.19% and to pay the notional amount multiplied by the by the Brazil Interbank Deposit Rate CDI.	286
310,000 TRY	2/09/12	Agreement with Credit Suisse First Boston dated 2/09/07 to receive the notional amount multiplied by 17.30% and to pay the notional amount multiplied by the 6 months Floating Rate USD-LIBOR-BBA.	(217)
2,000,000 MXN	1/26/17	Agreement with BSCHU dated 2/08/07 to receive the notional amount multiplied by 8.12% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	1,295
52,230 BRL	1/02/15	Agreement with Goldman Sachs dated 2/07/07 to receive the notional amount multiplied by 10.56% and to pay the notional amount multiplied by the by the Brazil Interbank Deposit Rate CDI.	590
205,000 TRY	2/07/12	Agreement with Credit Suisse First Boston dated 2/07/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on Equity Sector Index.	(755)
320,000 TRY	2/06/12	Agreement with MLNYU dated 2/02/07 to pay the amount of loss realized on the value of the Equity and to receive the amount of gain on the value of the Equity upon termination of the Equity Swap.	(3,942)

25

6,630,000 NOK	1/29/10	Agreement with Barclays Capital Credit dated 1/25/07 to pay the notional amount multiplied by 6 month USD-LIBOR-BBA and to receive the notional amount multiplied by 5.39%.	$697
810,000 EUR	1/29/10	Agreement with Barclays Capital Credit dated 2/22/07 to receive the notional amount multiplied by the 1 month EUR-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on the Equity Basket.	(4,897)
3,760,000 MXN	12/17/26	Agreement with Credit Suisse First Boston dated 01/10/07 to pay the notional amount multiplied by 8.30% and to pay the notional amount multiplied by the 28 days Floating Rate MXN-TIIE-BANXICO.	8,913
Total Return Swaps
3,487,500 MXN	1/20/15	Agreement with Goldman Sachs dated 1/20/05 to pay the notional amount multiplied by 6 month USD-LIBOR-BBA and to receive the notional amount multiplied by 5.08%.	6,130
3,464,870 MXN	1/14/15	Agreement with Goldman Sachs dated 1/12/05 to pay the notional amount multiplied by 6 month USD-LIBOR-BBA and to receive the notional amount multiplied by 5.10%.	6,227
30 USD	10/09/07	Agreement with Goldman Sachs 10/06/06 to pay the notional amount multiplied by the 1 month GBP-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on MSCI Daily TR Net Belgium USD Market Index.	17,166
4 CHF	6/14/07	Agreement with Goldman Sachs dated 3/16/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on Equity Sector Index.	(4,631)
33,467 USD	4/10/07	Agreement with Goldman Sachs dated 3/08/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on Equity Sector Index.	148,091
7,830 USD	4/10/07	Agreement with Goldman Sachs dated 3/08/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on Equity Sector Index.	34,993
1,098,720 JPY	4/09/07	Agreement with Morgan Stanley dated 3/07/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on Equity Sector Index.	29,074
9,678 EUR	4/09/07	Agreement with Morgan Stanley dated 3/07/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on S&P Index.	59,548

26

5,063 GBP	4/10/07	Agreement with Morgan Stanley dated 3/07/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on S&P Index.	$62,991
820,000 USD	9/01/07	Agreement with Goldman Sachs dated 2/28/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on S&P Index.	504
17 BRL	4/18/07	Agreement with Goldman Sachs dated 2/13/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on S&P Index.	4,536
2,190,000 USD	2/05/17	Agreement with Lehman Brothers dated 2/05/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on S&P Index.	(57,170)
7,600 INR	4/26/07	Agreement with Goldman Sachs dated 4/05/07 to pay the notional amount multiplied by 1 month USD-LIBOR-BBA and to receive the notional amount multiplied by the rate of return on Equity Sector Index.	26,926
Net unrealized gain			$1,087,504

27

S&P 500 INDEX MASTER PORTFOLIO                                                                        March 31, 2007 (Unaudited)

Schedule of Investments

COMMON STOCKS — 99.17%

Security	Shares	Value
ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (a)(b)	94,573	$1,164,194
Omnicom Group Inc. (b)	36,533	3,740,249
		$4,904,443
AEROSPACE & DEFENSE — 2.16%
Boeing Co. (The)	169,218	15,045,172
General Dynamics Corp.	86,555	6,612,802
Goodrich Corp. (b)	26,735	1,376,318
L-3 Communications Holdings Inc.	26,692	2,334,749
Lockheed Martin Corp.	76,171	7,390,110
Northrop Grumman Corp.	73,867	5,482,409
Raytheon Co.	95,079	4,987,844
Rockwell Collins Inc.	36,070	2,414,165
United Technologies Corp.	214,778	13,960,570
		$59,604,139
AGRICULTURE — 2.00%
Altria Group Inc.	448,619	39,393,234
Archer-Daniels-Midland Co.	140,543	5,157,928
Monsanto Co.	116,207	6,386,737
Reynolds American Inc. (b)	36,617	2,285,267
UST Inc. (b)	34,349	1,991,555
		$55,214,721
AIRLINES — 0.09%
Southwest Airlines Co. (b)	169,147	2,486,461
		$2,486,461
APPAREL — 0.46%
Coach Inc. (a)	78,549	3,931,377
Jones Apparel Group Inc.	23,719	728,885
Liz Claiborne Inc. (b)	21,916	939,101
Nike Inc. Class B	40,323	4,284,722
Polo Ralph Lauren Corp.	13,028	1,148,418
VF Corp. (b)	19,068	1,575,398
		$12,607,901
AUTO MANUFACTURERS — 0.39%
Ford Motor Co. (b)	403,690	3,185,114
General Motors Corp.	120,915	3,704,836
PACCAR Inc. (b)	53,076	3,895,778
		$10,785,728

1

AUTO PARTS & EQUIPMENT — 0.19%
Goodyear Tire & Rubber Co. (The) (a)	37,341	$1,164,666
Johnson Controls Inc. (b)	41,854	3,960,225
		$5,124,891
BANKS — 6.45%
Bank of America Corp.	961,253	49,043,128
Bank of New York Co. Inc. (The)	163,458	6,628,222
BB&T Corp.	115,670	4,744,783
Comerica Inc.	34,132	2,017,884
Commerce Bancorp Inc.	40,114	1,339,005
Compass Bancshares Inc. (b)	27,702	1,905,898
Fifth Third Bancorp (b)	119,330	4,616,878
First Horizon National Corp. (b)	26,713	1,109,391
Huntington Bancshares Inc.	50,128	1,095,297
KeyCorp	85,823	3,215,788
M&T Bank Corp. (b)	16,557	1,917,797
Marshall & Ilsley Corp. (b)	54,561	2,526,720
Mellon Financial Corp. (b)	88,747	3,828,546
National City Corp.	126,680	4,718,830
Northern Trust Corp. (b)	40,042	2,408,126
PNC Financial Services Group	74,115	5,334,057
Regions Financial Corp. (b)	155,924	5,515,032
State Street Corp. (b)	71,429	4,625,028
SunTrust Banks Inc.	76,502	6,352,726
Synovus Financial Corp. (b)	69,769	2,256,329
U.S. Bancorp (b)	379,058	13,255,658
Wachovia Corp.	409,200	22,526,460
Wells Fargo & Co.	725,760	24,987,917
Zions Bancorporation	22,825	1,929,169
		$177,898,669
BEVERAGES — 2.06%
Anheuser-Busch Companies Inc.	164,478	8,299,560
Brown-Forman Corp. Class B	16,891	1,107,374
Coca-Cola Co. (The)	436,411	20,947,728
Coca-Cola Enterprises Inc.	59,402	1,202,890
Constellation Brands Inc. Class A (a)(b)	44,534	943,230
Molson Coors Brewing Co. Class B	9,747	922,261
Pepsi Bottling Group Inc.	28,850	920,027
PepsiCo Inc.	351,448	22,338,035
		$56,681,105
BIOTECHNOLOGY — 1.00%
Amgen Inc. (a)	249,646	13,950,218
Biogen Idec Inc. (a)	73,958	3,282,256
Celgene Corp. (a)	79,632	4,177,495
Genzyme Corp. (a)(b)	56,186	3,372,284

2

MedImmune Inc. (a)(b)	52,260	$1,901,741
Millipore Corp. (a)	11,780	853,697
		$27,537,691
BUILDING MATERIALS — 0.15%
American Standard Companies Inc. (b)	37,179	1,971,231
Masco Corp.	84,524	2,315,958
		$4,287,189
CHEMICALS — 1.40%
Air Products & Chemicals Inc. (b)	47,095	3,483,146
Ashland Inc.	13,437	881,467
Dow Chemical Co. (The)	204,351	9,371,537
Du Pont (E.I.) de Nemours and Co. (b)	196,799	9,727,775
Eastman Chemical Co. (b)	17,716	1,121,954
Ecolab Inc. (b)	38,152	1,640,536
Hercules Inc. (a)	23,512	459,424
International Flavors & Fragrances Inc.	16,716	789,330
PPG Industries Inc. (b)	35,296	2,481,662
Praxair Inc. (b)	69,037	4,346,570
Rohm & Haas Co. (b)	30,199	1,561,892
Sherwin-Williams Co. (The) (b)	23,704	1,565,412
Sigma-Aldrich Corp.	28,068	1,165,383
		$38,596,088
COAL — 0.14%
CONSOL Energy Inc. (b)	38,858	1,520,514
Peabody Energy Corp.	56,341	2,267,162
		$3,787,676
COMMERCIAL SERVICES — 0.70%
Apollo Group Inc. Class A (a)	29,694	1,303,567
Block (H & R) Inc.	68,771	1,446,942
Convergys Corp. (a)(b)	29,501	749,620
Donnelley (R.R.) & Sons Co.	46,260	1,692,653
Equifax Inc.	26,835	978,136
McKesson Corp.	63,451	3,714,422
Monster Worldwide Inc. (a)	27,372	1,296,612
Moody’s Corp.	50,238	3,117,770
Robert Half International Inc.	36,312	1,343,907
Western Union Co.	163,842	3,596,332
		$19,239,961
COMPUTERS — 4.03%
Affiliated Computer Services Inc. Class A (a)	24,988	1,471,293
Apple Inc. (a)	184,899	17,178,966
Cognizant Technology Solutions Corp. (a)	30,289	2,673,610
Computer Sciences Corp. (a)	36,656	1,910,877
Dell Inc. (a)	486,067	11,281,615

3

Electronic Data Systems Corp.	110,811	$3,067,248
EMC Corp. (a)(b)	471,676	6,532,713
Hewlett-Packard Co.	581,428	23,338,520
International Business Machines Corp.	322,421	30,391,403
Lexmark International Inc. Class A (a)(b)	21,098	1,233,389
NCR Corp. (a)(b)	37,910	1,810,961
Network Appliance Inc. (a)	79,880	2,917,218
SanDisk Corp. (a)(b)	48,651	2,130,914
Sun Microsystems Inc. (a)	770,926	4,633,265
Unisys Corp. (a)(b)	71,803	605,299
		$111,177,291
COSMETICS & PERSONAL CARE — 2.00%
Avon Products Inc. (b)	95,007	3,539,961
Colgate-Palmolive Co.	110,022	7,348,369
Estee Lauder Companies Inc. (The) Class A	27,299	1,333,556
Procter & Gamble Co.	678,276	42,839,912
		$55,061,798
DISTRIBUTION & WHOLESALE — 0.11%
Genuine Parts Co. (b)	36,561	1,791,489
Grainger (W.W.) Inc. (b)	15,911	1,228,966
		$3,020,455
DIVERSIFIED FINANCIAL SERVICES — 8.31%
American Express Co.	257,819	14,540,992
Ameriprise Financial Inc.	51,728	2,955,738
Bear Stearns Companies Inc. (The)	25,341	3,810,019
Capital One Financial Corp.	87,270	6,585,394
Chicago Mercantile Exchange Holdings Inc.	7,488	3,987,060
CIT Group Inc.	42,358	2,241,585
Citigroup Inc.	1,053,152	54,068,824
Countrywide Financial Corp.	126,036	4,239,851
E*TRADE Financial Corp. (a)	91,169	1,934,606
Federal Home Loan Mortgage Corp.	148,271	8,820,642
Federal National Mortgage Association	208,639	11,387,517
Federated Investors Inc. Class B	19,309	709,026
Franklin Resources Inc.	35,641	4,306,502
Goldman Sachs Group Inc. (The)	89,635	18,521,280
Janus Capital Group Inc. (b)	43,966	919,329
JPMorgan Chase & Co.	742,519	35,923,069
Legg Mason Inc.	28,099	2,647,207
Lehman Brothers Holdings Inc.	113,408	7,946,499
Merrill Lynch & Co. Inc.	189,180	15,450,331
Morgan Stanley	226,548	17,842,920

4

Rowe (T.) Price Group Inc. (b)	56,862	$2,683,318
Schwab (Charles) Corp. (The)	220,594	4,034,664
SLM Corp.	87,995	3,598,996
		$229,155,369
ELECTRIC — 3.38%
AES Corp. (The) (a)	141,915	3,054,011
Allegheny Energy Inc. (a)(b)	35,258	1,732,578
Ameren Corp.	44,254	2,225,976
American Electric Power Co. Inc. (b)	84,555	4,122,056
CenterPoint Energy Inc.	67,058	1,203,021
CMS Energy Corp.	46,605	829,569
Consolidated Edison Inc. (b)	54,858	2,801,049
Constellation Energy Group Inc.	38,817	3,375,138
Dominion Resources Inc.	75,657	6,716,072
DTE Energy Co. (b)	37,978	1,819,146
Duke Energy Corp. (b)	268,540	5,448,677
Dynegy Inc. Class A (a)	83,003	768,608
Edison International (b)	69,680	3,423,378
Entergy Corp.	44,225	4,640,087
Exelon Corp.	143,545	9,862,977
FirstEnergy Corp.	69,435	4,599,374
FPL Group Inc.	86,443	5,287,718
Integrys Energy Group Inc.	16,052	891,047
PG&E Corp. (b)	75,099	3,625,029
Pinnacle West Capital Corp. (b)	21,434	1,034,191
PPL Corp. (b)	82,238	3,363,534
Progress Energy Inc. (b)	54,857	2,766,987
Public Service Enterprise Group Inc.	54,233	4,503,508
Southern Co. (The)	160,025	5,864,916
TECO Energy Inc. (b)	44,015	757,498
TXU Corp.	98,776	6,331,542
Xcel Energy Inc. (b)	86,864	2,144,672
		$93,192,359
ELECTRICAL COMPONENTS & EQUIPMENT — 0.30%
Emerson Electric Co.	171,680	7,397,691
Molex Inc. (b)	29,773	839,599
		$8,237,290
ELECTRONICS — 0.45%
Agilent Technologies Inc. (a)(b)	87,519	2,948,515
Applera Corp. - Applied Biosystems Group	39,078	1,155,536
Jabil Circuit Inc.	39,014	835,290
PerkinElmer Inc.	26,427	640,062
Sanmina-SCI Corp. (a)	110,847	401,266
Solectron Corp. (a)(b)	192,031	604,898
Tektronix Inc.	17,481	492,265

5

Thermo Fisher Scientific Inc. (a)	89,227	$4,171,362
Waters Corp. (a)	21,685	1,257,730
		$12,506,924
ENGINEERING & CONSTRUCTION — 0.06%
Fluor Corp.	18,801	1,686,826
		$1,686,826
ENTERTAINMENT — 0.11%
International Game Technology Inc.	72,545	2,929,367
		$2,929,367
ENVIRONMENTAL CONTROL — 0.17%
Allied Waste Industries Inc. (a)	53,277	670,757
Waste Management Inc.	114,444	3,938,018
		$4,608,775
FOOD — 1.53%
Campbell Soup Co. (b)	48,581	1,892,230
ConAgra Foods Inc.	108,863	2,711,777
Dean Foods Co. (a)	28,739	1,343,261
General Mills Inc.	74,271	4,324,058
Heinz (H.J.) Co.	70,416	3,318,002
Hershey Co. (The) (b)	36,953	2,019,851
Kellogg Co.	53,609	2,757,111
Kraft Foods Inc.	41,958	1,328,390
Kroger Co. (b)	153,366	4,332,590
McCormick & Co. Inc. NVS	27,721	1,067,813
Safeway Inc. (b)	94,746	3,471,493
Sara Lee Corp.	159,979	2,706,845
SUPERVALU Inc.	44,600	1,742,522
Sysco Corp.	132,166	4,471,176
Tyson Foods Inc. Class A	53,338	1,035,291
Whole Foods Market Inc. (b)	30,247	1,356,578
Wrigley (William Jr.) Co. (b)	47,100	2,398,803
		$42,277,791
FOREST PRODUCTS & PAPER — 0.41%
International Paper Co. (b)	97,234	3,539,318
MeadWestvaco Corp.	38,931	1,200,632
Plum Creek Timber Co. Inc. (b)	38,376	1,512,782
Temple-Inland Inc.	23,119	1,381,129
Weyerhaeuser Co.	48,451	3,621,228
		$11,255,089
GAS — 0.25%
KeySpan Corp.	37,428	1,540,162
Nicor Inc. (b)	9,283	449,483

6

NiSource Inc.	57,846	$1,413,756
Sempra Energy	56,028	3,418,268
		$6,821,669
HAND & MACHINE TOOLS — 0.10%
Black & Decker Corp.	15,293	1,248,215
Snap-On Inc.	12,210	587,301
Stanley Works (The) (b)	17,150	949,424
		$2,784,940
HEALTH CARE - PRODUCTS — 3.01%
Bard (C.R.) Inc.	22,085	1,755,978
Bausch & Lomb Inc.	11,453	585,935
Baxter International Inc.	139,993	7,373,431
Becton, Dickinson & Co.	52,727	4,054,179
Biomet Inc.	52,299	2,222,185
Boston Scientific Corp. (a)	252,127	3,665,927
Johnson & Johnson	621,408	37,446,046
Medtronic Inc.	247,308	12,132,930
Patterson Companies Inc. (a)(b)	29,322	1,040,638
St. Jude Medical Inc. (a)(b)	75,537	2,840,947
Stryker Corp. (b)	63,541	4,214,039
Varian Medical Systems Inc. (a)	27,662	1,319,201
Zimmer Holdings Inc. (a)(b)	51,098	4,364,280
		$83,015,716
HEALTH CARE - SERVICES — 1.45%
Aetna Inc.	113,559	4,972,749
Coventry Health Care Inc. (a)	34,005	1,905,980
Humana Inc. (a)	35,623	2,066,846
Laboratory Corp. of America Holdings (a)(b)	26,769	1,944,232
Manor Care Inc.	15,837	860,899
Quest Diagnostics Inc.	34,011	1,696,129
Tenet Healthcare Corp. (a)(b)	100,137	643,881
UnitedHealth Group Inc.	288,256	15,268,920
WellPoint Inc. (a)	132,662	10,758,888
		$40,118,524
HOME BUILDERS — 0.20%
Centex Corp. (b)	25,412	1,061,713
Horton (D.R.) Inc. (b)	59,103	1,300,266
KB Home	16,587	707,767
Lennar Corp. Class A	29,571	1,248,192
Pulte Homes Inc. (b)	45,266	1,197,738
		$5,515,676

7

HOME FURNISHINGS — 0.10%
Harman International Industries Inc. (b)	13,970	$1,342,238
Whirlpool Corp. (b)	16,726	1,420,205
		$2,762,443
HOUSEHOLD PRODUCTS & WARES — 0.46%
Avery Dennison Corp. (b)	20,251	1,301,329
Clorox Co. (The)	32,572	2,074,511
Fortune Brands Inc. (b)	32,341	2,549,118
Kimberly-Clark Corp.	98,033	6,714,280
		$12,639,238
HOUSEWARES — 0.07%
Newell Rubbermaid Inc.	59,155	1,839,129
		$1,839,129
INSURANCE — 4.87%
ACE Ltd.	69,598	3,971,262
AFLAC Inc.	105,747	4,976,454
Allstate Corp. (The)	133,694	8,029,662
Ambac Financial Group Inc. (b)	22,649	1,956,647
American International Group Inc.	556,463	37,405,443
Aon Corp. (b)	66,179	2,512,155
Chubb Corp.	88,017	4,547,838
CIGNA Corp.	21,916	3,126,537
Cincinnati Financial Corp. (b)	37,142	1,574,821
Genworth Financial Inc. Class A	95,769	3,346,169
Hartford Financial Services Group Inc. (The)	67,791	6,479,464
Lincoln National Corp.	61,386	4,161,357
Loews Corp.	97,695	4,438,284
Marsh & McLennan Companies Inc.	117,795	3,450,216
MBIA Inc. (b)	28,783	1,884,999
MetLife Inc.	162,661	10,272,042
MGIC Investment Corp. (b)	17,892	1,054,197
Principal Financial Group Inc.	57,661	3,452,164
Progressive Corp. (The)	162,554	3,546,928
Prudential Financial Inc.	102,119	9,217,261
SAFECO Corp. (b)	24,028	1,596,180
Torchmark Corp. (b)	20,810	1,364,928
Travelers Companies Inc. (The)	147,610	7,641,770
Unum Group	73,184	1,685,428
XL Capital Ltd. Class A (b)	38,652	2,704,094
		$134,396,300
INTERNET — 1.71%
Amazon.com Inc. (a)(b)	66,128	2,631,233
eBay Inc. (a)	247,351	8,199,686
Google Inc. Class A (a)	46,686	21,389,658

8

IAC/InterActiveCorp (a)(b)	47,635	$1,796,316
Symantec Corp. (a)(b)	204,903	3,544,822
VeriSign Inc. (a)	52,520	1,319,302
Yahoo! Inc. (a)	261,720	8,189,219
		$47,070,236
IRON & STEEL — 0.33%
Allegheny Technologies Inc. (b)	21,756	2,321,148
Nucor Corp.	64,902	4,227,067
United States Steel Corp.	25,896	2,568,106
		$9,116,321
LEISURE TIME — 0.34%
Brunswick Corp.	19,794	630,439
Carnival Corp.	95,154	4,458,916
Harley-Davidson Inc.	55,564	3,264,385
Sabre Holdings Corp.	27,788	910,057
		$9,263,797
LODGING — 0.52%
Harrah’s Entertainment Inc.	39,757	3,357,479
Hilton Hotels Corp. (b)	82,612	2,970,728
Marriott International Inc. Class A (b)	72,324	3,540,983
Starwood Hotels & Resorts Worldwide Inc.	45,844	2,972,983
Wyndham Worldwide Corp. (a)	42,525	1,452,229
		$14,294,402
MACHINERY — 0.73%
Caterpillar Inc.	139,179	9,329,168
Cummins Inc.	11,190	1,619,417
Deere & Co.	49,440	5,371,162
Rockwell Automation Inc.	37,026	2,216,747
Terex Corp. (a)	21,506	1,543,271
		$20,079,765
MANUFACTURING — 5.06%
Cooper Industries Ltd. (b)	39,058	1,757,219
Danaher Corp.	50,662	3,619,800
Dover Corp.	43,834	2,139,538
Eastman Kodak Co. (b)	61,375	1,384,620
Eaton Corp.	31,888	2,664,561
General Electric Co.	2,208,154	78,080,325
Honeywell International Inc.	174,675	8,045,531
Illinois Tool Works Inc.	89,695	4,628,262
Ingersoll-Rand Co. Class A	67,714	2,936,756
ITT Industries Inc.	39,447	2,379,443
Leggett & Platt Inc. (b)	37,825	857,493
Pall Corp.	26,387	1,002,706
Parker Hannifin Corp. (b)	25,297	2,183,384

9

Textron Inc.	26,839	$2,410,142
3M Co.	157,455	12,034,286
Tyco International Ltd.	425,599	13,427,648
		$139,551,714
MEDIA — 3.29%
CBS Corp. Class B	166,308	5,087,362
Clear Channel Communications Inc.	105,556	3,698,682
Comcast Corp. Class A (a)	668,097	17,337,117
DIRECTV Group Inc. (The) (a)	164,789	3,801,682
Dow Jones & Co. Inc. (b)	13,868	478,030
Gannett Co. Inc. (b)	50,184	2,824,857
McGraw-Hill Companies Inc. (The)	75,744	4,762,783
Meredith Corp.	8,055	462,276
New York Times Co. Class A (b)	30,804	724,202
News Corp. Class A	500,851	11,579,675
Scripps (E.W.) Co. Class A	17,620	787,262
Time Warner Inc.	832,630	16,419,464
Tribune Co. (b)	41,012	1,316,895
Viacom Inc. Class B (a)	149,365	6,140,395
Walt Disney Co. (The) (b)	442,651	15,240,474
		$90,661,156
MINING — 0.65%
Alcoa Inc.	185,456	6,286,958
Freeport-McMoRan Copper & Gold Inc.	80,568	5,332,796
Newmont Mining Corp.	96,258	4,041,873
Vulcan Materials Co. (b)	20,302	2,364,777
		$18,026,404
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc. (b)	47,157	2,140,456
Xerox Corp. (a)	205,905	3,477,735
		$5,618,191
OIL & GAS — 8.04%
Anadarko Petroleum Corp.	98,293	4,224,633
Apache Corp.	70,442	4,980,249
Chesapeake Energy Corp. (b)	88,846	2,743,564
Chevron Corp.	466,612	34,510,624
ConocoPhillips	352,240	24,075,604
Devon Energy Corp.	94,543	6,544,266
ENSCO International Inc.	32,601	1,773,494
EOG Resources Inc. (b)	52,041	3,712,605
Exxon Mobil Corp.	1,227,375	92,605,444
Hess Corp.	57,853	3,209,106
Marathon Oil Corp.	75,411	7,452,869
Murphy Oil Corp. (b)	39,934	2,132,476

10

Nabors Industries Ltd. (a)(b)	66,507	$1,973,263
Noble Corp.	28,863	2,270,941
Occidental Petroleum Corp.	184,316	9,088,622
Rowan Companies Inc.	23,207	753,531
Sunoco Inc.	26,937	1,897,442
Transocean Inc. (a)	62,523	5,108,129
Valero Energy Corp.	129,484	8,350,423
XTO Energy Inc.	78,225	4,287,512
		$221,694,797
OIL & GAS SERVICES — 1.41%
Baker Hughes Inc. (b)	69,254	4,579,767
BJ Services Co.	62,951	1,756,333
Halliburton Co.	215,068	6,826,258
National Oilwell Varco Inc. (a)	37,478	2,915,414
Schlumberger Ltd. (b)	252,143	17,423,081
Smith International Inc. (b)	42,805	2,056,780
Weatherford International Ltd. (a)(b)	72,830	3,284,633
		$38,842,266
PACKAGING & CONTAINERS — 0.14%
Ball Corp.	21,915	1,004,803
Bemis Co. Inc.	22,477	750,507
Pactiv Corp. (a)	29,008	978,730
Sealed Air Corp. (b)	34,090	1,077,244
		$3,811,284
PHARMACEUTICALS — 5.76%
Abbott Laboratories	328,475	18,328,905
Allergan Inc. (b)	33,099	3,668,031
AmerisourceBergen Corp.	42,412	2,237,233
Barr Pharmaceuticals Inc. (a)	22,814	1,057,429
Bristol-Myers Squibb Co.	432,888	12,016,971
Cardinal Health Inc.	86,626	6,319,367
Express Scripts Inc. (a)	28,985	2,339,669
Forest Laboratories Inc. (a)	67,704	3,482,694
Gilead Sciences Inc. (a)	100,348	7,676,622
Hospira Inc. (a)	33,140	1,355,426
King Pharmaceuticals Inc. (a)	51,335	1,009,759
Lilly (Eli) & Co.	210,654	11,314,226
Medco Health Solutions Inc. (a)	62,756	4,551,693
Merck & Co. Inc.	466,127	20,588,830
Mylan Laboratories Inc.	45,517	962,229
Pfizer Inc.	1,533,235	38,729,516
Schering-Plough Corp.	317,161	8,090,777

11

Watson Pharmaceuticals Inc. (a)	21,309	$563,197
Wyeth	288,188	14,418,046
		$158,710,620
PIPELINES — 0.49%
El Paso Corp.	150,688	2,180,455
Kinder Morgan Inc.	23,021	2,450,585
Questar Corp. (b)	18,337	1,635,844
Spectra Energy Corp.	134,195	3,525,303
Williams Companies Inc. (The)	127,456	3,627,398
		$13,419,585
REAL ESTATE — 0.10%
CB Richard Ellis Group Inc. Class A (a)	39,408	1,346,965
Realogy Corp. (a)	45,329	1,342,192
		$2,689,157
REAL ESTATE INVESTMENT TRUSTS — 1.22%
Apartment Investment & Management Co. Class A (b)	20,698	1,194,068
Archstone-Smith Trust (b)	47,567	2,581,937
AvalonBay Communities Inc. (b)	17,187	2,234,310
Boston Properties Inc. (b)	25,574	3,002,388
Developers Diversified Realty Corp.	27,239	1,713,333
Equity Residential	62,439	3,011,433
Host Hotels & Resorts Inc.	111,839	2,942,484
Kimco Realty Corp.	48,913	2,384,020
ProLogis	52,886	3,433,888
Public Storage Inc.	26,660	2,523,902
Simon Property Group Inc. (b)	48,053	5,345,896
Vornado Realty Trust (b)	27,599	3,293,665
		$33,661,324

RETAIL — 5.83%
Abercrombie & Fitch Co. Class A	18,963	1,435,120
AutoNation Inc. (a)	32,376	687,666
AutoZone Inc. (a)	11,094	1,421,585
Bed Bath & Beyond Inc. (a)(b)	60,642	2,435,989
Best Buy Co. Inc.	86,251	4,202,149
Big Lots Inc. (a)(b)	23,474	734,267
Circuit City Stores Inc.	29,625	548,951
Costco Wholesale Corp. (b)	98,521	5,304,371
CVS/Caremark Corp. (b)	329,640	11,253,910
Darden Restaurants Inc.	31,487	1,296,950
Dillard’s Inc. Class A (b)	12,705	415,835
Dollar General Corp.	66,470	1,405,841
Family Dollar Stores Inc.	32,239	954,919

12

Federated Department Stores Inc.	114,427	$5,154,936
Gap Inc. (The) (b)	113,321	1,950,254
Home Depot Inc. (b)	437,840	16,086,242
Kohl’s Corp. (a)(b)	69,931	5,357,414
Limited Brands Inc. (b)	73,201	1,907,618
Lowe’s Companies Inc.	326,637	10,285,799
McDonald’s Corp.	264,062	11,895,993
Nordstrom Inc. (b)	48,990	2,593,531
Office Depot Inc. (a)	59,611	2,094,731
OfficeMax Inc.	16,089	848,534
Penney (J.C.) Co. Inc. (b)	48,097	3,951,650
RadioShack Corp.	28,512	770,679
Sears Holdings Corp. (a)	17,800	3,206,848
Staples Inc.	154,483	3,991,841
Starbucks Corp. (a)	161,694	5,070,724
Target Corp.	183,778	10,890,684
Tiffany & Co.	29,209	1,328,425
TJX Companies Inc. (b)	97,229	2,621,294
Walgreen Co.	214,692	9,852,216
Wal-Mart Stores Inc.	527,355	24,759,317
Wendy’s International Inc.	24,111	754,674
Yum! Brands Inc.	56,987	3,291,569
		$160,762,526
SAVINGS & LOANS — 0.41%
Hudson City Bancorp Inc. (b)	109,038	1,491,640
Sovereign Bancorp Inc. (b)	76,720	1,951,757
Washington Mutual Inc.	197,139	7,960,473
		$11,403,870
SEMICONDUCTORS — 2.37%
Advanced Micro Devices Inc. (a)	117,541	1,535,085
Altera Corp. (a)	76,854	1,536,311
Analog Devices Inc.	74,257	2,561,124
Applied Materials Inc.	297,023	5,441,461
Broadcom Corp. Class A (a)	100,265	3,215,499
Intel Corp.	1,234,109	23,608,505
KLA-Tencor Corp. (b)	42,505	2,266,367
Linear Technology Corp.	64,180	2,027,446
LSI Logic Corp. (a)(b)	165,544	1,728,279
Maxim Integrated Products Inc. (b)	68,477	2,013,224
Micron Technology Inc. (a)	161,390	1,949,591
National Semiconductor Corp.	62,619	1,511,623
Novellus Systems Inc. (a)(b)	26,634	852,821
NVIDIA Corp. (a)	76,019	2,187,827
PMC-Sierra Inc. (a)(b)	43,249	303,175
QLogic Corp. (a)	32,946	560,082
Teradyne Inc. (a)	41,559	687,386

13

Texas Instruments Inc.	317,651	$9,561,295
Xilinx Inc. (b)	71,512	1,840,004
		$65,387,105
SOFTWARE — 3.75%
Adobe Systems Inc. (a)	125,973	5,253,074
Autodesk Inc. (a)	49,475	1,860,260
Automatic Data Processing Inc.	117,757	5,699,439
BMC Software Inc. (a)(b)	43,854	1,350,265
CA Inc.	87,696	2,272,203
Citrix Systems Inc. (a)(b)	38,324	1,227,518
Compuware Corp. (a)	78,503	744,993
Electronic Arts Inc. (a)(b)	65,931	3,320,285
Fidelity National Information Services Inc.	34,809	1,582,417
First Data Corp.	163,713	4,403,880
Fiserv Inc. (a)	37,140	1,970,648
IMS Health Inc. (b)	42,749	1,267,935
Intuit Inc. (a)	74,475	2,037,636
Microsoft Corp.	1,851,767	51,608,746
Novell Inc. (a)(b)	70,772	510,974
Oracle Corp. (a)	856,093	15,520,966
Paychex Inc. (b)	72,500	2,745,575
		$103,376,814
TELECOMMUNICATIONS — 6.27%
ADC Telecommunications Inc. (a)	24,625	412,223
Alltel Corp.	79,895	4,953,490
AT&T Inc.	1,339,938	52,833,755
Avaya Inc. (a)	96,375	1,138,189
CenturyTel Inc. (b)	24,476	1,106,070
Ciena Corp. (a)(b)	18,153	507,376
Cisco Systems Inc. (a)	1,299,826	33,184,558
Citizens Communications Co.	68,103	1,018,140
Corning Inc. (a)(b)	334,613	7,609,100
Embarq Corp.	31,901	1,797,621
JDS Uniphase Corp. (a)(b)	45,194	688,305
Juniper Networks Inc. (a)(b)	122,183	2,404,561
Motorola Inc.	517,244	9,139,702
QUALCOMM Inc.	355,428	15,162,558
Qwest Communications International Inc. (a)(b)	343,573	3,088,721
Sprint Nextel Corp.	619,217	11,740,354
Tellabs Inc. (a)	93,477	925,422
Verizon Communications Inc.	624,857	23,694,577
Windstream Corp.	101,861	1,496,338
		$172,901,060

14

TEXTILES — 0.04%
Cintas Corp.	29,104	$1,050,654
		$1,050,654
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.	34,766	995,003
Mattel Inc.	81,618	2,250,208
		$3,245,211
TRANSPORTATION — 1.65%
Burlington Northern Santa Fe Corp.	76,830	6,179,437
C.H. Robinson Worldwide Inc.	36,505	1,743,114
CSX Corp.	93,359	3,739,028
FedEx Corp.	65,594	7,046,763
Norfolk Southern Corp.	84,854	4,293,612
Ryder System Inc.	13,132	647,933
Union Pacific Corp.	57,687	5,858,115
United Parcel Service Inc. Class B	229,746	16,105,193
		$45,613,195
TOTAL COMMON STOCKS (Cost: $2,317,083,749)		$2,734,011,086

SHORT-TERM INVESTMENTS — 10.22%

Security	Shares or Principal	Value
CERTIFICATES OF DEPOSIT (c) — 0.25%
Credit Suisse First Boston NY 5.28%-5.43%, 04/23/07-08/21/07	$3,010,399	$3,010,399
Deutsche Bank AG 5.35%, 08/08/07	3,762,997	3,762,997
		$6,773,396
COMMERCIAL PAPER (c) — 1.93%
Amstel Funding Corp. 5.22%, 04/16/07-04/17/07 (d)	1,431,610	1,428,573
BNP Paribas Finance Inc. 5.11%, 06/06/07	526,820	521,954
Bryant Park Funding LLC 5.28%, 04/23/07 (d)	2,257,798	2,250,844
Cheyne Finance LLC 5.24%, 04/12/07-04/23/07 (d)	1,128,899	1,126,051
Concord Minutemen Capital Co. LLC 5.29%, 04/17/07 (d)	2,257,798	2,252,822
Crown Point Capital Co. LLC 5.20%-5.28%, 04/04/07-07/18/07 (d)	6,273,714	6,245,068

15

Edison Asset Securitization LLC 5.21%-5.39%, 04/02/07-04/11/07 (d)	$3,634,197	$3,633,385
Five Finance Inc. 5.22%, 04/20/07 (d)	692,392	690,584
General Electric Capital Corp. 5.11%-5.20%, 06/04/07-07/17/07 (d)	2,634,098	2,600,947
Giro Funding Corp. 5.29%, 04/23/07 (d)	1,505,199	1,500,554
Grampian Funding LLC 5.13%-5.23%, 04/23/07-06/06/07 (d)	2,935,138	2,912,138
Irish Permanent Treasury PLC 5.18%, 07/10/07 (d)	752,599	741,879
KKR Atlantic Funding Trust 5.29%-5.30%, 04/23/07-04/27/07 (d)	2,257,798	2,250,160
KKR Pacific Funding Trust 5.29%, 04/24/07 (d)	1,128,899	1,125,250
Lexington Parker Capital Co. LLC 5.18%-5.20%, 05/17/07-07/25/07 (d)	1,901,789	1,878,195
Lockhart Funding LLC 5.25%, 05/04/07-05/14/07 (d)	3,395,669	3,379,260
Nationwide Building Society 5.21%, 04/13/07 (d)	1,429,939	1,427,663
Nestle Capital Corp. 5.19%, 08/09/07	903,119	886,324
Park Granada LLC 5.50%, 04/02/07 (d)	3,173,336	3,173,336
Park Sienna LLC 5.50%, 04/02/07 (d)	301,040	301,040
Sedna Finance Inc. 5.22%, 04/17/07 (d)	857,963	856,097
Simba Funding Corp. 5.20%, 07/23/07 (d)	1,505,199	1,480,848
Societe Generale 5.18%, 05/16/07	3,762,997	3,739,173
Tulip Funding Corp. 5.30%, 04/26/07 (d)	2,034,126	2,026,939
Variable Funding Capital Corp. 5.41%, 04/02/07 (d)	2,452,451	2,452,451
Westpac Banking Corp. 5.20%, 07/12/07 (d)	1,354,679	1,334,916
Zela Finance Inc. 5.20%, 07/16/07 (d)	903,119	889,422
		$53,105,873

16

MEDIUM-TERM NOTES (c) — 0.14%
Bank of America N.A. 5.28%, 04/20/07	$376,300	$376,300
Cullinan Finance Corp. 5.71%, 06/28/07 (d)	1,128,899	1,128,899
K2 USA LLC 5.39%, 06/04/07 (d)	1,128,899	1,128,899
Sigma Finance Inc. 5.51%, 06/18/07 (d)	1,234,263	1,234,263
		$3,868,361
MONEY MARKET FUNDS — 0.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31% (e)(f)	21,439,510	21,439,510
		$21,439,510
REPURCHASE AGREEMENTS (c) — 2.52%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,104,110, 6.00% to 7.40%, 5/15/11 to 11/15/25).	3,010,398	3,010,398
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,427,310 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,728,954, 3.75% to 8.50%, 5/15/08 to 6/12/46).	4,425,285	4,425,285
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $2,861,160 (collateralized by U.S. Government obligations, value $2,920,275, 5.50%, 12/1/34).	2,859,878	2,859,878
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $2,258,833 (collateralized by non-U.S. Government debt securities, value $2,330,909, 1.00% to 10.00%, 10/17/18 to 11/25/52).	2,257,798	2,257,798
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $3,764,715 (collateralized by non-U.S. Government debt securities, value $4,110,691, 4.50% to 7.84%, 12/1/07 to 7/15/21).	3,762,997	3,762,997
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,589 (collateralized by non-U.S. Government debt securities, value $158,103, 4.50% to 7.84%, 12/1/07 to 7/15/21).	150,520	150,520
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,788,269 (collateralized by non-U.S. Government debt securities, value $10,416,937, 0.00% to 6.01%, 5/27/33 to 3/15/37).	9,783,793	9,783,793

17

Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,656,485 (collateralized by non-U.S. Government debt securities, value $1,762,875, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$1,655,719	$1,655,719
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $903,540 (collateralized by non-U.S. Government debt securities, value $961,571, 0.00% to 6.01%, 5/27/33 to 3/15/37).	903,119	903,119
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $5,270,602 (collateralized by non-U.S. Government debt securities, value $5,537,673, 4.70% to 6.25%, 11/25/35 to 10/17/48).	5,268,196	5,268,196
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,164,384, 0.00% to 8.85%, 8/15/09 to 10/15/49).	3,010,398	3,010,398
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,570,565 (collateralized by non-U.S. Government debt securities, value $3,706,283, 0.00% to 5.68%, 4/17/07 to 1/25/47).	3,568,932	3,568,932
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,505,900 (collateralized by non-U.S. Government debt securities, value $1,663,883, 5.65% to 9.49%, 1/1/17 to 6/1/48).	1,505,199	1,505,199
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $752,943 (collateralized by non-U.S. Government debt securities, value $791,153, 3.73% to 5.33%, 12/1/35 to 6/1/46).	752,599	752,599
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $376,474 (collateralized by non-U.S. Government debt securities, value $395,572, 4.70% to 8.75%, 6/1/10 to 3/15/32).	376,300	376,300
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $10,541,283 (collateralized by non-U.S. Government debt securities, value $13,403,559, 1.13% to 10.07%, 1/15/09 to 10/12/49).	10,536,392	10,536,392
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,552,123, 3.60% to 10.13%, 7/15/07 to 7/1/26).	1,505,199	1,505,199
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,566,192, 0.00% to 10.00%, 4/1/07 to 3/31/37).	1,505,199	1,505,199

18

Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $7,529,438 (collateralized by non-U.S. Government debt securities, value $7,917,124, 4.22% to 8.32%, 1/17/14 to 12/20/54).	$7,525,995	$7,525,995
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $1,114,880 (collateralized by non-U.S. Government debt securities, value $1,433,920, 0.00% to 10.00%, 4/1/07 to 3/31/37). (g)	1,053,639	1,053,639
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $4,065,903 (collateralized by non-U.S. Government debt securities, value $4,271,919, 0.06% to 8.32%, 5/15/09 to 3/15/49).	4,064,037	4,064,037
		$69,481,592
TIME DEPOSITS (c) — 0.64%
Bank of Montreal 5.25%, 04/02/07	3,049,578	3,049,578
Credit Suisse First Boston NY 5.32%, 04/03/07	7,525,995	7,525,995
Danske Bank 5.46%, 04/02/07	4,515,597	4,515,597
Deutsche Bank AG 5.25%, 04/02/07	2,634,881	2,634,881
		$17,726,051
U.S. TREASURY OBLIGATIONS — 0.06%
U.S. Treasury Bill 4.92%, 06/21/07 (h)(i)	1,800,000	1,780,380
		$1,780,380
VARIABLE & FLOATING RATE NOTES (c) — 3.90%
Allstate Life Global Funding II 5.30%-5.40%, 02/15/08-04/08/08 (d)	3,853,309	3,853,660
American Express Centurion Bank 5.41%, 07/19/07	1,655,719	1,656,290
American Express Credit Corp. 5.42%, 03/05/08	451,560	451,761
AmeriCredit Automobile Receivables Trust 5.34%, 04/06/07	2,759	2,759
Arkle Master Issuer PLC 5.30%, 11/19/07 (d)	1,128,899	1,128,899
ASIF Global Financing 5.40%, 05/03/07 (d)	150,520	150,527
Australia & New Zealand Banking Group Ltd. 5.32%, 03/20/08 (d)	978,379	978,379
Bank of Ireland 5.30%-5.32%, 08/14/07-02/20/08 (d)	2,182,538	2,182,595

19

Beta Finance Inc. 5.29%-5.53%, 04/25/07-07/25/07 (d)	$3,838,257	$3,838,305
BMW US Capital LLC 5.32%, 04/15/08 (d)	1,505,199	1,505,199
BNP Paribas 5.33%, 11/19/07 (d)	2,784,618	2,784,618
Brigantine High Grade Funding Ltd. 5.39%, 09/05/07 (d)	1,444,991	1,444,879
Carlyle Loan Investment Ltd. 5.37%, 05/15/07-07/15/07 (d)	978,379	978,379
CC USA Inc. 5.35%, 07/30/07 (d)	752,599	752,630
Commodore CDO Ltd. 5.42%, 12/12/07 (d)	323,542	323,542
Credit Agricole SA 5.33%, 11/23/07	1,505,199	1,505,199
Cullinan Finance Corp. 5.36%, 04/25/07 (d)	376,300	376,300
DaimlerChrysler Auto Trust Series 2006-C Class A1 5.33%, 10/08/07 (d)	69,405	69,405
DEPFA Bank PLC 5.39%, 12/14/07 (d)	1,505,199	1,505,199
Dorada Finance Inc. 5.32%-5.53%, 06/27/07-07/17/07 (d)	1,730,979	1,730,994
Fifth Third Bancorp 5.32%, 02/22/08 (d)	3,010,398	3,010,398
Five Finance Inc. 5.30%-5.49%, 06/29/07-07/13/07 (d)	978,379	978,343
General Electric Capital Corp. 5.28%-5.44%, 07/09/07-04/24/08	1,580,459	1,580,575
Granite Master Issuer PLC 5.29%, 08/20/07 (d)	5,268,196	5,268,196
Harrier Finance Funding LLC 5.11%-5.36%, 06/06/07-08/15/07 (d)	3,461,958	3,448,061
Hartford Life Global Funding Trust 5.36%-5.40%, 07/13/07-03/14/08	2,257,798	2,257,906
HBOS Treasury Services PLC 5.41%, 01/24/08 (d)	1,505,199	1,505,199
Holmes Financing PLC 5.29%, 07/16/07 (d)	2,634,098	2,634,098
JP Morgan Securities Inc. 5.52%, 11/16/07	3,010,398	3,010,398
JPMorgan Chase & Co. 5.29%-5.57%, 07/27/07-02/29/08 (g)	4,139,297	4,139,297
K2 USA LLC 5.20%-5.31%, 04/02/07-06/28/07 (d)	1,128,899	1,128,885

20

Kestrel Funding LLC 5.30%, 07/11/07 (d)	$602,080	$602,062
Kommunalkredit Austria AG 5.32%, 02/08/08 (d)	903,119	903,119
Leafs LLC 5.32%, 01/22/08 (d)	1,455,530	1,455,530
Links Finance LLC 5.28%-5.47%, 05/10/07-05/16/07 (d)	1,655,719	1,655,700
Lothian Mortgages Master Issuer PLC 5.29%, 04/24/07 (d)	530,660	530,660
Marshall & Ilsley Bank 5.32%, 02/15/08	827,859	827,859
Master Funding LLC 5.35%, 04/25/07-05/25/07 (d)	2,724,004	2,724,004
Merrill Lynch & Co. Inc. 5.58%, 05/30/07 (g)	1,655,719	1,655,719
Metropolitan Life Global Funding I 5.35%, 04/04/08 (d)	2,257,798	2,257,798
Metropolitan Life Insurance Funding Agreement 5.44%, 08/01/07 (d)(g)	150,520	150,520
Mound Financing PLC 5.29%, 05/08/07 (d)	1,414,887	1,414,887
Natexis Banques Populaires 5.33%-5.35%, 06/20/07-02/08/08 (d)	2,408,318	2,408,298
National City Bank of Indiana 5.34%, 05/21/07	752,599	752,608
Nationwide Building Society 5.36%-5.48%, 07/20/07-04/04/08 (d)	4,967,156	4,967,599
Newcastle Ltd. 5.34%, 04/24/07-01/24/08 (d)	1,508,962	1,508,793
Northern Rock PLC 5.38%, 02/01/08 (d)	1,806,239	1,806,270
Pricoa Global Funding I 5.31%, 02/27/08 (d)	2,032,019	2,032,019
Sedna Finance Inc. 5.32%-5.34%, 05/25/07-08/21/07 (d)	2,182,538	2,182,529
Skandinaviska Enskilda Banken 5.32%, 02/15/08 (d)	1,505,199	1,505,199
Strips III LLC 5.37%, 07/24/07 (d)	296,581	296,581
SunTrust Bank 5.29%, 05/01/07	1,505,199	1,505,204
Tango Finance Corp. 5.27%-5.33%, 04/25/07-07/16/07 (d)	3,672,685	3,672,599
Union Hamilton Special Funding LLC 5.35%, 06/15/07-06/21/07 (d)	978,379	978,380

21

Wachovia Asset Securitization Inc. 5.31%, 04/25/07 (d)	$1,636,977	$1,636,976
Wachovia Bank N.A. 5.48%, 05/22/07	3,808,153	3,808,157
Wal-Mart Stores Inc. 5.50%, 07/16/07 (d)	1,128,899	1,129,118
Wells Fargo & Co. 5.33%, 11/15/07 (d)	752,599	752,626
WhistleJacket Capital Ltd. 5.28%-5.35%, 04/18/07-06/13/07 (d)	1,128,899	1,128,907
White Pine Finance LLC 5.28%-5.32%, 05/22/07-08/20/07 (d)	4,515,597	4,515,285
Wind Master Trust 5.31%, 07/25/07 (d)	602,080	602,080
		$107,547,961
TOTAL SHORT-TERM INVESTMENTS (Cost: $281,722,592)		$281,723,124
TOTAL INVESTMENTS IN SECURITIES — 109.39% (Cost: $2,598,806,341)		$3,015,734,210
Other Assets, Less Liabilities — (9.39)%		$(258,774,409)
NET ASSETS — 100.00%		$2,756,959,801

NVS	Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

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As of March 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Appreciation
S&P 500 Index (6/15/07)	334	$23,901,040	$168,556
$168,556

See accompanying notes to schedule of investments.

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S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

FEDERAL INCOME TAXES

As of March 31, 2007, the cost of investments for federal income tax purposes was $2,651,619,626. Net unrealized appreciation aggregated $364,114,584, of which $588,904,248 represented gross unrealized appreciation on securities and $224,789,664 represented gross unrealized depreciation on securities.

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FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $1,800,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.   TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3.   PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master

2

Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Funds

By	/s/ W. Lawrence Key
W. Lawrence Key,
President and Chief Operating Officer (as Principal Executive Officer)
Date	05/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ W. Lawrence Key
W. Lawrence Key,
President and Chief Operating Officer (as Principal Executive Officer)
Date	05/23/07
By	/s/ Gene A. Johnson
Gene A. Johnson,
Vice President and Treasurer (as Principal Financial Officer)
Date	05/23/07